  As filed with the Securities and Exchange Commission on September 29, 2006


                        File Nos. 2-67052 and 811-3023

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933


                       Post-Effective Amendment No. 196


                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 197


                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               David M. Whitaker
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                  Copies to:

                             Robert J. Zutz, Esq.
                  Kirkpatrick Lockhart Nicholson & Graham LLP
                              1601 K Street, N.W.
                            Washington, D.C. 20006

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

[X]   immediately upon filing pursuant to Rule 485, paragraph (b)(1)
      on ___________ pursuant to Rule 485, paragraph (b)(1)
      60 days after filing pursuant to Rule 485, paragraph (a)(1)
      on ___________ pursuant to Rule 485, paragraph (a)(1)
      75 days after filing pursuant to Rule 485, paragraph (a)(2)
      on ___________ pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


      Title of series being registered: Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory International Fund, Brown Advisory Real Estate Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Intermediate Income Fund, and Mastrapasqua Growth Fund.

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[LOGO] BROWN ADVISORY FUNDS
                                  PROSPECTUS

                                OCTOBER 1, 2006

                       BROWN ADVISORY GROWTH EQUITY FUND
                             Institutional Shares
                                   A Shares

                       BROWN ADVISORY VALUE EQUITY FUND
                             Institutional Shares
                                   A Shares

                     BROWN ADVISORY SMALL-CAP GROWTH FUND
                             Institutional Shares
                                   A Shares
                                   D Shares

                      BROWN ADVISORY SMALL-CAP VALUE FUND
                             Institutional Shares
                                   A Shares

                        BROWN ADVISORY OPPORTUNITY FUND
                             Institutional Shares
                                   A Shares

                       BROWN ADVISORY INTERNATIONAL FUND
                             Institutional Shares

                        BROWN ADVISORY REAL ESTATE FUND
                             Institutional Shares

                       BROWN ADVISORY MARYLAND BOND FUND
                             Institutional Shares

                    BROWN ADVISORY INTERMEDIATE INCOME FUND
                             Institutional Shares
                                   A Shares

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED

    ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR

      COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                               [LOGO] BROWN ADVISORY FUNDS

          RISK/RETURN SUMMARY                                      4
               Brown Advisory Growth Equity Fund                   4
                    Investment Objective                           4
                    Principal Investment Strategies                4
                    Summary of Principal Investment Risks          6
                    Who May Want to Invest in the Fund             6
                    Performance Information                        6
               Brown Advisory Value Equity Fund                    9
                    Investment Objective                           9
                    Principal Investment Strategies                9
                    Summary of Principal Investment Risks         10
                    Who May Want to Invest in the Fund            11
                    Performance Information                       11
               Brown Advisory Small-Cap Growth Fund               13
                    Investment Objective                          13
                    Principal Investment Strategies               13
                    Summary of Principal Investment Risks         14
                    Who May Want to Invest in the Fund            14
                    Performance Information                       15
               Brown Advisory Small-Cap Value Fund                17
                    Investment Objective                          17
                    Principal Investment Strategies               17
                    Summary of Principal Investment Risks         18
                    Who May Want to Invest in the Fund            18
                    Performance Information                       19
               Brown Advisory Opportunity Fund                    21
                    Investment Objective                          21
                    Principal Investment Strategies               21
                    Summary of Principal Investment Risks         22
                    Who May Want to Invest in the Fund            23
                    Performance Information                       23
               Brown Advisory International Fund                  26
                    Investment Objective                          26
                    Principal Investment Strategies               26
                    Summary of Principal Investment Risks         27
                    Who May Want to Invest in the Fund            28
                    Performance Information                       28

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[LOGO] BROWN ADVISORY FUNDS

               Brown Advisory Real Estate Fund                    31
                    Investment Objective                          31
                    Principal Investment Strategies               31
                    Summary of Principal Investment Risks         32
                    Who May Want to Invest in the Fund            33
                    Performance Information                       33
               Brown Advisory Maryland Bond Fund                  36
                    Investment Objective                          36
                    Principal Investment Strategies               36
                    Summary of Principal Investment Risks         37
                    Who May Want to Invest in the Fund            38
                    Performance Information                       38
               Brown Advisory Intermediate Income Fund            41
                    Investment Objective                          41
                    Principal Investment Strategies               41
                    Summary of Principal Investment Risks         42
                    Who May Want to Invest in the Fund            42
                    Performance Information                       43

          FEE TABLES                                              45

          PRINCIPAL INVESTMENT RISKS                              49

          MANAGEMENT                                              54
                    The Advisor and Sub-Advisors                  54
                    Portfolio Managers                            56
                    Other Service Providers                       64
                    Fund Expenses                                 64

          YOUR ACCOUNT                                            65
                    How to Contact the Funds                      65
                    General Information                           65
                    Buying Shares                                 67
                    Selling Shares                                73
                    Exchange Privileges                           76
                    Choosing a Share Class                        77
                    Retirement Accounts                           82

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  [LOGO] BROWN ADVISORY FUNDS

        OTHER PERFORMANCE INFORMATION                               83
                  Past Performance of William K. Morrill,
                    Portfolio Manager -- Brown Advisory
                    Real Estate Fund                                83
                  Past Performance of Cardinal Capital
                    Management, L.L.C., Sub-Advisor --
                    Brown Advisory Small-Cap Value Fund             85
                  Past Performance of Philadelphia
                    International Advisors, LP, Sub-Advisor
                    -- Brown Advisory International Fund            87
                  Past Performance of Walter Scott &
                    Partners Limited, Sub-Advisor -- Brown
                    Advisory International Fund                     89

        OTHER INFORMATION                                           91
                  Distributions                                     91
                  Taxes                                             91
                  Organization                                      92

        FINANCIAL HIGHLIGHTS                                        93

[LOGO] BROWN ADVISORY FUNDS RISK/RETURN SUMMARY

CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.

This Prospectus offers the following funds (each a "Fund" and collectively, the "Funds") and classes thereof:

                      FUND                            CLASSES
      Brown Advisory Growth Equity Fund    Institutional Shares; A Shares
      Brown Advisory Value Equity Fund     Institutional Shares; A Shares
      Brown Advisory Small-Cap Growth Fund Institutional Shares; A Shares
      Brown Advisory Small-Cap Value Fund  Institutional Shares; A Shares

        Brown Advisory Opportunity Fund   Institutional Shares; A Shares
        Brown Advisory International Fund Institutional Shares
        Brown Advisory Real Estate Fund   Institutional Shares
        Brown Advisory Maryland Bond Fund Institutional Shares

     Brown Advisory Intermediate Income Fund Institutional Shares; A Shares

BROWN ADVISORY GROWTH EQUITY FUND
The Fund offers Institutional Shares and A Shares.

INVESTMENT OBJECTIVE
The Fund seeks to achieve capital appreciation by primarily investing in equity securities.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of domestic companies ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

The Fund invests primarily in domestic companies that the Advisor believes have exhibited an above average rate of earnings growth over the past few years and that have prospects for above-average, sustainable growth in the future. The Fund may also invest in companies that do not exhibit particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. Other attributes include, but are not limited to, a strong competitive position, a history of innovation, excellent management, and the financial resources to support long-term growth. The Fund seeks to purchase securities that the Advisor considers to have attractive valuations based on the strong fundamentals of the underlying companies.
                                                                             4
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  [LOGO] BROWN ADVISORY FUNDS

CONCEPTS TO UNDERSTAND

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

COMPANY FUNDAMENTALS means factors reflective of a company's financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.

PRICE/SALES RATIO means the amount an investor is willing to pay for a dollar of revenue.

PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.

The Fund primarily invests in medium and large market capitalization companies. Medium and large market capitalization companies are those companies with market capitalizations of greater than $1 billion at the time of their purchase and as of each purchase made by the Fund thereafter.

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor starts by using in-house research and other sources to identify a universe of superior companies across a range of industries. Superior companies are businesses that the Advisor believes have:
  . Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets
  . Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise
  . A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

The Advisor then focuses on those companies that it believes have the ability to grow revenue and/or earnings at above average rates over several years, given the Advisor's belief that superior investment returns are better achieved by buying and holding the stocks of companies that are able to grow at above-average sustainable rates over long periods of time. Factors considered include:
  .  Product cycles, pricing flexibility and product or geographic mix
  .  Cash flow and financial resources to fund growth
  . Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Advisor then uses a variety of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their own price history. Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company's stock and its current market price.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if:
  .  The stock subsequently fails to meet the Advisor's initial investment criteria
  . A more attractively priced stock is found or if funds are needed for other purposes
5
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  .  The stock becomes overvalued relative to the long-term expectation for the stock price.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.

See "Principal Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term investment goal or investing emergency reserves.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2005. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's average annual

                                                                             6
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performance of Institutional Shares from year-to-year and how the returns of
Institutional Shares and A Shares compare to a broad measure of market performance.

PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE, BEFORE AND AFTER TAXES, AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Fund shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Institutional Shares for each full calendar year that the Fund has operated.
                                    [CHART]
        2000        2001       2002         2003        2004        2005
       ------      ------     -------      ------       -----       -----
       -9.53%      -9.35%     -28.06%      29.89%       4.84%       3.34%

     The calendar year-to-date total return as of June 30, 2006 was 1.02%.

During the periods shown in the chart, the highest quarterly return was 17.92% (for the quarter ended December 31, 2001) and the lowest quarterly return was -18.64% (for the quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of Institutional Shares as of December 31, 2005 to the Russell 1000(R) Growth Index, the Fund's primary benchmark, and to the S&P 500(R) Index. The Fund's primary benchmark changed from the S&P 500 Index to the Russell 1000 Growth Index because the Russell 1000 Growth Index more closely reflects the style in which the Fund's portfolio is managed.

The table also compares the average annual total return before taxes of A Shares to the Russell 1000 Growth Index and to the S&P 500 Index. Institutional Shares commenced operations on June 28, 1999. As of December 31, 2005, A Shares had not commenced investment operations. Performance information for A Shares for the periods ending December 31, 2005 is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to A Shares and reflects the deduction of the maximum front-end sales load. After-tax returns of A Shares will vary.
7
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
                                                                                              SINCE
                                                                             1 YEAR 5 YEARS INCEPTION
Institutional Shares -- Return Before Taxes                                   3.34% -1.70%   -1.55%
Institutional Shares -- Return After Taxes on Distributions                   3.31% -1.81%   -1.64%
Institutional Shares -- Return After Taxes on Distributions and Sale of Fund
Shares                                                                        2.17% -1.50%   -3.41%
A Shares -- Return Before Taxes                                              -0.86% -3.65%   -3.41%
-----------------------------------------------------------------------------------------------------

RUSSELL 1000 GROWTH INDEX/(1)/                                                  5.26% -3.58% -3.20%
S&P 500 INDEX/(1)/                                                              4.91%  0.54%  0.56%

/(1)/For the period from June 28, 1999 through December 31, 2005.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 1000 Growth Index consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index offers investors access to the extensive large-cap segment of the U.S. equity universe representing approximately 92% of the U.S. market. The Russell 1000 Growth Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 1000 Growth Index's performance does not reflect the effect of fees, expenses or taxes.

The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of fees, expenses or taxes.

                                                                             8
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  [LOGO] BROWN ADVISORY FUNDS

CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.

COMPANY FUNDAMENTALS means factors reflective of a company's financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

BROWN ADVISORY VALUE EQUITY FUND

The Fund offers Institutional Shares and A Shares.

INVESTMENT OBJECTIVE
The Fund seeks to achieve capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stock) of domestic companies with medium to large market capitalizations ("80% Policy"). Medium and large market capitalization companies are those with market capitalizations of greater than $1 billion at the time of their purchase and as of each purchase made by the Fund thereafter. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

The Fund combines a highly disciplined approach to securities valuation with an emphasis on companies with attractive underlying company fundamentals. Emphasis is placed on companies that it believes are financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven, shareholder-sensitive management. Since there are no formal sector/industry limitations, the Fund's portfolio is well diversified across many industries.

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor uses in-house research and other sources to identify a universe of companies across a broad range of industries whose underlying fundamentals are relatively attractive and capable of sustaining long-term growth at rates at or above the market averages. The Advisor focuses on companies that it believes exhibit the following:
  .  Sufficient cash flow and balance sheet strength to fund future growth
  . Leadership or potential leadership in markets with the opportunity for long-term growth
  . Proprietary products and service and new product development that sustains the company's brand franchise
  . A strong management team that is proactive, executes effectively, and anticipates/adapts to change and is sensitive to shareholder interests
  . Product cycles, pricing flexibility, product or geographic mix that supports growth and stability
  . Catalysts for growth such as changes in regulation, management, business cycle, business mix or industry consolidation.
9
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The Advisor's valuation discipline attempts to estimate a range of value for each company whose securities are considered for purchase. The range of value is used to estimate the spread or "margin of safety" between a company's current stock price and a reasonable worst case low price for the stock. The range is developed through an extensive valuation methodology that uses historic values, peer comparisons, private market value, and discounted cash flow analyses. A key objective of this analysis is to minimize the downside risk of investing in stocks and generally results in a portfolio with lower than market valuations and better than average fundamental characteristics.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if it believes:
  . The stock has reached its target price level and its present reward/risk ratio is unattractive
  . The stock is close to its target price level and its present reward/risk ratio is unattractive compared to a candidate company or an attractively valued existing holding
  . The company's fundamentals have deteriorated in a material, long term manner.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.
See "Principal Risks" for further information.
                                                                             10
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  [LOGO] BROWN ADVISORY FUNDS

WHO MAY WANT TO INVEST IN THE FUND
The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2005. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's average annual performance of Institutional Shares from year-to-year and how the returns of Institutional and A Shares compare to a broad measure of market performance.

PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE, BEFORE AND AFTER TAXES, AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's Institutional Shares for each full calendar year that the Fund has operated.
                                    [CHART]
        2004        2005
       ------      ------
       12.57%       6.24%

     The calendar year-to-date total return as of June 30, 2006 was 2.49%.

During the periods shown in the chart, the highest quarterly return was 8.95% (for the quarter ended December 31, 2004) and the lowest quarterly return was -3.33% (for the quarter ended September 30, 2004).

11
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AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of Institutional Shares as of December 31, 2005 to the Russell 1000(R) Value Index, the Fund's primary benchmark.

The table also compares the average annual total return before taxes of A Shares to the Russell 1000 Value Index. Institutional Shares commenced operations on January 28, 2003. As of December 31, 2005, A Shares had not commenced operations. Performance information for A Shares for the periods ended December 31, 2005 is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to A Shares and reflects the deduction of the maximum front-end sales load. After-tax returns of A Shares will vary.

                                                                                             SINCE
                                                                                    1 YEAR INCEPTION
Institutional Shares -- Return Before Taxes                                         6.24%   17.74%
Institutional Shares -- Return After Taxes on Distributions                         3.91%   15.53%
Institutional Shares -- Return After Taxes on Distributions and Sale of Fund Shares 4.46%   14.21%


 A Shares -- Return Before Taxes                                                      1.87% 15.08%
 --------------------------------------------
 RUSSELL 1000 VALUE INDEX/(1)/                                                        7.05% 19.07%


/(1)/For the period from January 28, 2003 through December 31, 2005.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Russell 1000 Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 1000 Value Index's performance does not reflect the effect of fees, expenses or taxes.

                                                                             12
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  [LOGO] BROWN ADVISORY FUNDS

CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.

COMPANY FUNDAMENTALS means factors reflective of a company's financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

BROWN ADVISORY SMALL-CAP GROWTH FUND

The Fund offers Institutional Shares and A Shares. A Shares offered in this prospectus are shares of a newly created Fund class.

Effective April 25, 2006, all issued and outstanding A Shares were renamed D Shares. As of the same date, the Fund ceased the public offering of D Shares. This means that D Shares are closed to new investors and current shareholders may not purchase additional D Shares (other than through a pre-established distribution reinvestment program).

INVESTMENT OBJECTIVE

The Fund seeks to achieve capital appreciation by primarily investing in equity securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small domestic companies ("80% Policy"). The Fund seeks to invest primarily in small-cap companies with well above average growth prospects. Small companies are those companies whose market capitalizations are equal to or less than $5 billion at the time of their purchase ("Market Capitalization Range").

If 80% of the Fund's net assets (including borrowings for investments) is not invested in small, domestic companies due to, among other things, changes in the market capitalizations of those companies in the Fund's portfolio, the Fund will limit new investments to domestic companies within the Market Capitalization Range. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy."

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor begins by identifying a universe of small growth companies within the Market Capitalization Range. From these companies, the Advisor uses research and other sources of information to select those companies it believes have the potential to grow earnings at an above average rate annually. The Advisor then performs an in-depth analysis of the companies' fundamentals to identify those that have:
  . Substantial business opportunities relative to their operating history and size. These opportunities may arise from addressing large and fragmented markets or markets that are growing at rapid rates. In addition, the company's ability to innovate may help create new markets for its products or services
  . Proprietary products, services or distribution systems that provide the company with a competitive edge
13
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  .  Management that demonstrates a "growth mentality" and a plan that the
     Advisor can understand and monitor
  .  Attractively priced stocks compared to their growth potential.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock if it believes:
  . The stock subsequently fails to meet the Advisor's initial investment criteria
  . A more attractively priced stock is found or if funds are needed for other purposes
  . The stock becomes overvalued relative to the long-term expectation for the stock price.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.
See "Principal Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

The Fund may not be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries

  [LOGO] BROWN ADVISORY FUNDS

  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2005. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's average annual performance of Institutional Shares from year-to-year and how the returns of Institutional Shares, A Shares, and D Shares compare to a broad measure of market performance.

PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE, BEFORE AND AFTER TAXES, AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Effective April 25, 2006, A Shares were renamed D Shares. A Shares offered in this prospectus are shares of a newly created Fund class.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of Institutional Shares for each full calendar year that the Fund has operated.
                                    [CHART]
        2000        2001       2002         2003        2004        2005
       ------      ------     -------      ------       -----       -----
       -15.59%     -12.96%    -39.41%      52.37%       7.82%       5.20%

     The calendar year-to-date total return as of June 30, 2006 was 0.62%.

During the periods shown in the chart, the highest quarterly return was 34.96% (for the quarter ended December 31, 2001) and the lowest quarterly return was -35.46% (for the quarter ended September 30, 2001).

15
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AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of Institutional Shares as of December 31, 2005, to those of the Russell 2000(R) Growth Index, the Fund's primary benchmark.

The table also compares the average annual total return before taxes of A Shares and D Shares to the Russell 2000 Growth Index. Institutional Shares commenced operations on June 28, 1999. As of December 31, 2005, A Shares had not commenced investment operations. D Shares commenced operations on September 20, 2002. Performance information for A Shares for the periods ended December 31, 2005 is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to A Shares and reflects the deduction of the maximum front-end sales load. Performance information for D Shares reflects the deduction of the maximum front-end sales load. After-tax returns of A Shares and D Shares will vary.

                                                                                              SINCE
                                                                             1 YEAR 5 YEARS INCEPTION
Institutional Shares -- Return Before Taxes                                  5.20%  -1.84%    2.56%
Institutional Shares -- Return After Taxes on Distributions                  5.20%  -1.84%    2.43%
Institutional Shares -- Return After Taxes on Distributions and Sale of Fund
Shares                                                                       3.38%  -1.55%    2.17%


A Shares -- Return Before Taxes                                                0.89% -3.95%  0.43%
D Shares -- Return Before Taxes                                               -1.02%    N/A 19.47%
----------------------------------------------------
RUSSELL 2000 GROWTH INDEX/(1)/                                                 4.15%  2.28%  1.96%


/(1)/For the period from June 28, 1999 through December 31, 2005.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price/book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000(R) Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is unmanaged and reflects reinvestment of all dividends paid by stocks included in the index. Unlike performance of the Fund, the Russell 2000 Growth Index's performance does not reflect the effect of fees, expenses or taxes.

  [LOGO] BROWN ADVISORY FUNDS

CONCEPTS TO UNDERSTAND

COMPANY FUNDAMENTALS means factors reflective of a company's financial condition including balance sheets and income statements, asset history, earnings history, product or service development and management productivity.

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

BROWN ADVISORY SMALL-CAP VALUE FUND

The Fund offers Institutional Shares and A Shares. Effective April 25, 2006, all shares issued and outstanding were reclassified as Institutional Shares. A Shares are a new Fund class.

INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small companies that are traded primarily in the U.S. securities markets ("80% Policy"). Small companies are those companies whose market capitalizations are less than $2.5 billion at the time of their purchase. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

The Fund primarily invests in the securities of companies that Cardinal Capital Management, L.L.C. ("Cardinal"), the Fund's Sub-Advisor, believes are undervalued based on the companies' ability to generate cash flow beyond that required for normal operations and reinvestment in the business. Excess cash flow can, among other things be used to pay dividends, make acquisitions, pay down debt and/or buy back stock.

THE SUB-ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES Cardinal seeks companies that are believed to have stable and predictable businesses that generate cash flow in excess of what is needed to pay all expenses and reinvest in the business, and have competent and motivated management teams. Cardinal also seeks companies whose securities are undervalued because of temporary issues that are likely to be resolved in the near future.

Cardinal focuses on gathering information on companies that are not well known to most institutional investors, by developing opinions on companies or businesses that are contrary to prevailing thinking, or by investigating corporate events (such as substantial share repurchases or insider buying) that may signal a company's undervaluation. Once investment opportunities are identified, Cardinal researches prospective companies by analyzing regulatory financial disclosures, and by speaking with industry experts and company management. The purpose of this research is to get a clear understanding of the company's business model, competitive advantages and capital allocation discipline.

Cardinal anticipates that the Fund's portfolio will consist of 45 to 60 positions, broadly diversified across industries and market sectors. Position sizes range from 1% to 4% of net assets measured at cost at the time of investment. Cardinal considers several factors in determining position size including the predictability of the business, the level of
17

[LOGO] BROWN ADVISORY FUNDS

the stock price relative to the targeted purchase price, trading liquidity and catalysts that should result in stock price appreciation. Such catalysts may include the redeployment of excess cash to benefit shareholders, a turnaround in operations, the sale or liquidation of unprofitable operations, an accretive acquisition or merger, a change in management, an improvement in industry prospects or the cessation of circumstances which have depressed operating results.

THE SUB-ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES Portfolio securities are sold for a number of reasons, including the stock's expected return falling below 20% either due to price appreciation or adverse changes in company fundamentals, the market capitalization of the position reaching $5 billion, or the existence of better relative values elsewhere.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.

See "Principal Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

  [LOGO] BROWN ADVISORY FUNDS

The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's average annual returns as of December 31, 2005. The chart and table provide some indication of the risks of investing in the Fund by comparing the performance of Institutional Shares from year-to-year and how the returns of Institutional Shares and A Shares compare to a broad measure of market performance.

PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE, BEFORE AND AFTER TAXES, AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Effective April 25, 2006, Fund shares issued and outstanding were reclassified as Institutional Shares.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of Institutional Shares for each full calendar year that the Fund has operated.
                                    [CHART]
        2004        2005
       ------      ------
       22.76%      13.01%

     The calendar year-to-date total return as of June 30, 2006 was 5.71%.

During the periods shown in the chart, the highest quarterly return was 12.91% (for the quarter ended December 31, 2004) and the lowest quarterly return was -1.45% (for the quarter ended June 30, 2004).

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AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Funds Institutional Shares as of December 31, 2005, to the Russell 2000 Value Index, the Fund's primary benchmark.

The table also compares the average annual total return before taxes of A Shares to the Russell 2000 Value Index. Institutional Shares commenced operations on January 28, 2003. As of December 31, 2005, A Shares had not commenced investment operations. Performance information for A Shares for the periods ended December 31, 2005 is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to A Shares and reflects the deduction of the maximum front-end sales load. After-tax returns of A Shares will vary.


                                                                       SINCE
                                                              1 YEAR INCEPTION
  Institutional Shares -- Return Before Taxes                 13.01%  19.81%
  Institutional Shares -- Return After Taxes on Distributions 10.57%  18.18%
  Institutional Shares -- Return After Taxes
  on Distributions and Sale of Fund Shares                     8.95%  16.24%
  A Shares -- Return Before Taxes                              8.38%  16.75%
  ----------------------------------------------------------------------------
  RUSSELL 2000 VALUE INDEX/(1)/                                4.71%  15.92%


/(1)/For the period from October 31, 2003 through December 31, 2005.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 2000 Value Index's performance does not reflect the effect of fees, expenses or taxes.

  [LOGO] BROWN ADVISORY FUNDS

CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

BROWN ADVISORY OPPORTUNITY FUND

The Fund offers Institutional Shares and A Shares.

INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in the equity securities of companies that generate high returns on invested capital, have exhibited an above average increase in earnings over the past few years and that have strong sustainable earnings prospects and attractive stock prices. The Fund also invests in companies with strong positive cash flows, and conservatively capitalized balance sheets that are self-financing. The Fund generally invests in small- and mid-capitalization companies. Although the Fund invests in companies with market capitalizations of more than $100 million, it may invest in companies of any size.

The Fund generally follows a growth strategy in selecting equity securities. The Fund's investment strategy also requires the Advisor to be sensitive to value when selecting stocks for the Fund's portfolio.

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor starts by using in-house research and other sources to identify a universe of superior companies across a range of industries. Superior companies are businesses that the Advisor believes have:
  . Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets
  . Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise
  . A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

The Advisor then focuses on those companies that it believes have the ability to grow revenue and/or earnings at above average rates over several years, given the Advisor's belief that superior investment returns are better achieved by buying and holding the stocks of companies that are able to grow at above-average sustainable rates over long periods of time. Factors considered include:

  .  Product cycles, pricing flexibility and product or geographic mix
21

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CONCEPTS TO UNDERSTAND

PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.

PRICE/SALES RATIO means the amount an investor is willing to pay for a dollar of revenue.

PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.

  .  Cash flow and financial resources to fund growth
  . Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Advisor then uses a variety of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their growth opportunity. Valuation techniques also permit the Advisor to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company's stock and its current market price.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if it believes:
  . The stock subsequently fails to meet the Advisor's initial investment criteria
  . A more attractively priced stock is found or if funds are needed for other purposes
  . The stock becomes overvalued relative to the long-term expectation for the stock price.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.

NON-DIVERSIFICATION RISK. Concentration of the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

See "Principal Risks" for further information.

  [LOGO] BROWN ADVISORY FUNDS

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2005. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's average annual performance of Institutional Shares from year to year and how Institutional Shares compare to a broad measure of market performance. A Shares have not commenced operations.

Prior to December 30, 2005, the Fund operated as the sole series of The Nevis Fund, Inc., another mutual fund (the "Predecessor Fund"). The Predecessor Fund maintained the same investment objective and substantially similar investment policies to that of the Fund. The performance of Institutional Shares prior to December 30, 2005 is that of the Predecessor Fund.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.
23

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CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of Institutional Shares for each full calendar year that the Fund has operated.

                                    [CHART]
  1999     2000     2001     2002     2003     2004    2005
-------  -------  -------  -------  -------  -------  -------
286.53%  -24.94%  -44.37%  -47.60%   77.52%   -2.62%  -4.19%
    The calendar year-to-date total return as of June 30, 2006 was -5.23%.

Investing in technology, science and small capitalization companies entails specific risks, including increased volatility and above average price fluctuations. For the fiscal periods ended May 31, 1999 and May 31, 2000, the Fund benefited substantially from first-day realized and unrealized gains from initial public offerings. These gains were particularly noteworthy given the Fund's relatively small asset base during portions of these periods. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future, especially if Fund assets remain at current levels or if they increase.

During the periods shown in the chart, the highest quarterly return was 58.66% (for the quarter ended March 31, 1999) and the lowest quarterly return was -39.59% (for the quarter ended March 31, 2001).

AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Fund's Institutional Shares as of December 31, 2005 to the Russell 3000 Index, the Fund's primary benchmark, and to the Russell 2000 Index. The Fund's primary benchmark changed from the Russell 2000 Index to the Russell 3000 Index because the Russell 3000 Index is more representative of the range of the Fund holdings. The Fund generally invests in small-cap and mid-cap names; however, the Russell 2000 Index is purely a small-cap index. Institutional Shares commenced operations on June 29, 1998.


                                                                                            SINCE
                                                                           1 YEAR 5 YEARS INCEPTION
Institutional Shares--Return Before Taxes                                  -4.19% -13.55%   4.58%
Institutional Shares--Return After Taxes on Distributions                  -4.19% -13.55%   4.11%
Institutional Shares--Return After Taxes on Distributions and Sale of Fund
                 Shares                                                    -2.72% -10.94%   3.81%
---------------------------------------------------------------------------------------------------


RUSSELL 3000 INDEX/(1)/                                                       6.12%   1.58% 3.57%
RUSSELL 2000 INDEX/(1)/                                                       4.55%   8.22% 6.76%


/(1)/For the period from June 29, 1998 through December 31, 2005.

  [LOGO] BROWN ADVISORY FUNDS

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by market capitalization, representing approximately 98% of the U.S. equity market. The Russell 3000 Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 3000 Index's performance does not reflect the effect of fees, expenses or taxes.

The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index, representing 7% of the Russell 3000 Index total market capitalization. The Russell 2000 Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 2000 Index's performance does not reflect the effect of fees, expenses or taxes.

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CONCEPTS TO UNDERSTAND

EQUITY SECURITY means an equity or ownership interest in a company including common and preferred stock.

EMERGING OR DEVELOPING MARKETS means generally countries other than Canada, the United States or those countries included in the Morgan Stanley Capital International EAFE Index ("EAFE Index"). Currently, the countries included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

BROWN ADVISORY INTERNATIONAL FUND

The Fund offers Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term total return consistent with reasonable risk to principal.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small, medium and large size companies located outside of the United States. The Fund expects to diversify its investments across companies located in a number of foreign countries including, but not limited to, Japan, the United Kingdom, Germany, France, Italy, Spain, Switzerland, the Netherlands, Norway, Sweden, Australia, Hong Kong and Singapore. The Fund may also invest in emerging or developing markets. The Fund does may also invest in emerging or developing markets. The Fund does not currently intend to concentrate its investments in the securities of companies located in any one country. As of the Fund's fiscal year ended
May 31, 2006, the Fund invested in the equity securities of companies located in 17 different foreign countries.

The Advisor uses a multi-manager structure and currently employs two sub-advisors with distinct investment styles to manage the Fund's assets on a daily basis. Under this multi-manager structure, the Advisor allocates the Fund's assets to the Sub-Advisors who are currently Philadelphia International Advisors, LP ("PIA") and Walter Scott & Partners Limited ("WSPL").

Although the Advisor delegates the day-to-day management of the Fund to the Sub-Advisors, the Advisor retains overall supervisory responsibility for the general management and investment of the Fund's assets. The Advisor has retained an independent consultant to facilitate the selection of additional Sub-Advisors for the Fund, help monitor the performance of the Sub-Advisors and make recommendations regarding asset allocation amongst the Sub-Advisors (the "Consulting Services"). The allocation of assets to each Sub-Advisor may range from 0.00% to 100.00% of the Fund's assets and the Advisor may change the allocations at any time.

THE SUB-ADVISORS' PROCESSES -- PURCHASING PORTFOLIO SECURITIES PIA employs a value oriented investment strategy, which means that it focuses on companies that it believes are undervalued because the price of their common stocks

  [LOGO] BROWN ADVISORY FUNDS

are inexpensive relative to their estimated earnings and/or dividend-paying ability over the long-term. PIA selects stocks to purchase on behalf of the Fund by evaluating information available regarding individual countries and companies. Countries in which the Fund will invest are selected by evaluating a number of factors including, but not limited to, a country's valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth and government policies. Company selection is primarily determined by evaluating a company's growth outlook and market valuation based on price-to-earnings ratios, dividend yields and other operating and financial conditions.

WSPL employs a growth oriented investment strategy and focuses on companies worldwide that provide high return on equity and that operate in industries with above average, sustainable growth. WSPL identifies these companies by conducting detailed proprietary analyses of company financial statements and by conducting extensive interviews of company management regarding issues pertinent to company operations such as future business trends and competitive pressures.

THE SUB-ADVISORS' PROCESSES -- SELLING PORTFOLIO SECURITIES Each Sub-Advisor monitors the companies in the Fund's portfolio allocated to it for management to determine if there have been any fundamental changes in the companies. A Sub-Advisor may sell a stock or reduce its position in a stock if it believes:
  . It subsequently fails to meet the Sub-Advisor's initial investment criteria . A more attractively priced company is found or if funds are needed for other purposes
  . It becomes overvalued relative to the long-term expectation for the stock price.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest in short-term instruments such as money market securities (including commercial paper, certificates of deposit, banker's acceptances and time deposits), U.S. government securities and repurchase agreements. A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.
27
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FOREIGN SECURITIES/EMERGING MARKETS RISK. Foreign securities, including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risk. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

See "Principal Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves
  .  Cannot tolerate the risks of global investments.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2005. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's average annual performance of Institutional Shares from year-to-year and how the returns of the Institutional Shares compare to a broad measure of market performance.

PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE, BEFORE AND AFTER TAXES, AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.
                                                                             28
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CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Institutional Shares for each full calendar year that the Fund has operated.
                                    [CHART]
     2004         2005
    -----         -----
    16.25%        14.31%

     The calendar year-to-date total return as of June 30, 2006 was 9.00%.

During the periods shown in the chart, the highest quarterly return was 13.20% (for the quarter ended December 31, 2004) and the lowest quarterly return was -1.12% (for the quarter ended June 30, 2005).

AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of Institutional Shares as of December 31, 2005, to the MSCI EAFE Index, the Fund's primary benchmark. Institutional Shares commenced operations on January 28, 2003.

                                                                                             SINCE
                                                                                    1 YEAR INCEPTION
Institutional Shares -- Return Before Taxes                                         14.31%  24.19%
Institutional Shares -- Return After Taxes on Distributions                         12.81%  21.55%
Institutional Shares -- Return After Taxes on Distributions and Sale of Fund Shares  9.98%  19.89%
----------------------------------------------------------------------------------------------------
MSCI EAFE INDEX/(1)/                                                                13.54%  26.28%


/(1)/For the period from January 31, 2003 through December 31, 2005.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


29
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The MSCI EAFE Index is an unmanaged market capitalization-weighted equity index comprising 21 of the 49 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated without change, into regional MSCI indices. The
MSCI EAFE Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the MSCI EAFE Index's performance does not reflect the effect of fees, expenses or taxes.

                                                                             30
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  [LOGO] BROWN ADVISORY FUNDS

CONCEPTS TO UNDERSTAND

EQUITY AND EQUITY RELATED SECURITIES include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks and preferred stocks.

REITS are companies that pool investor funds to invest primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to shareholders substantially all of its taxable income (other than net capital gains) for each taxable year.

EQUITY REIT refers to a REIT that invests the majority of its assets directly in real estate and derives its income primarily from rent.

MORTGAGE REIT refers to a REIT that invests the majority of its assets in real estate mortgages and derives its income primarily from interest payments.

HYBRID REIT refers to a REIT that combines the characteristics of both Equity REITs and Mortgage REITs.

BROWN ADVISORY REAL ESTATE FUND

The Fund offers Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to produce a high level of current income as its primary objective and achieve capital appreciation as its secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity and equity related securities issued by "real estate companies," such as real estate investment trusts ("REITs") ("80% Policy"). A real estate company is a company that, at the time of the Fund's initial purchase, derives at least 50% of its revenues from the ownership, financing, construction, management or sale of commercial, industrial, or residential real estate or has at least 50% of it assets invested in such real estate. The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

In seeking to fulfill its investment objective, the Fund generally focuses its investment in REITs. The Fund anticipates that it will invest primarily in securities issued by equity REITs that are expected to have an above-average dividend rate relative to the REITs in the Fund's benchmark. The Fund intends to use these REIT dividends to help the Fund meet its primary investment objective of producing a high level of current income. The Fund may also invest in mortgage REITs and hybrid REITs. In addition to income from rent and interest, REITs may realize capital gains by selling properties or other assets that have appreciated in value.

The Fund may invest up to 20% of its net assets in investment grade fixed income securities of issuers, including real estate companies, governmental issuers and corporations. An investment grade fixed income security is
(i) rated in one of the four highest long-term or two highest short-term ratings categories by a nationally recognized statistical rating organization or (ii) is unrated and deemed to be of comparable quality to rated securities by the Advisor at the time of purchase. To the extent the Fund invests in such fixed income securities, it will invest primarily in securities with short to intermediate maturity (10 years or less), but may invest in fixed income securities of any maturity.

31
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THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor uses fundamental real estate analysis and quantitative securities analysis to select investments in real estate companies that the Advisor believes will have favorable dividend yields and whose securities are attractively valued relative to comparable real estate companies. The Advisor uses the qualitative and quantitative data from its analyses to identify companies that have:

  .  Quality real estate portfolios in markets with some barriers to entry
  .  Attractive lease rollover schedules
  . Conservative financial structures that allow access to the capital markets in good and bad economic periods
  . Dividends that are not only covered by current cash flow, but also have the potential for growth
  . Management with capability to add value to their real estate portfolios through acquisitions, development, renovations, and financial positioning.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Advisor may sell a stock or reduce its position in a stock if it believes:

  . The stock has reached its target price level and its present reward/risk ratio is unattractive
  . The stock is close to its target price level and its present reward/risk ratio is unattractive compared to a candidate company or a more attractively valued existing holding
  . The company's fundamentals have deteriorated in a material, long-term manner.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SMALLER COMPANY RISK. Securities of smaller companies may be more volatile than the securities of larger companies and, as a result, prices of smaller companies may decline more in response to selling pressure.
                                                                             32
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  [LOGO] BROWN ADVISORY FUNDS

REAL ESTATE MARKET RISK. The value of your investment in the Fund may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

INTEREST RATE RISK. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

CREDIT RISK. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's fixed income portfolio securities. Generally, investment risk and price volatility increase as a security's credit rating declines.

NON-DIVERSIFICATION RISK. Concentration of the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

REIT RISK. The Fund will bear its ratable share of a REIT's expenses including management, operating and administrative costs in addition to the Fund's operating expenses.

See "Principal Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
  . Are willing to tolerate share price volatility of equity investing . Are pursuing current income and long term growth of capital
  .  Are willing to accept higher short-term risk.

The Fund may NOT be appropriate for you if you:
  .  Need stability of principal
  .  Cannot tolerate the possibility of sharp price swings and market declines
  .  Do not want to invest in a concentrated portfolio of real estate companies.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2005. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's average annual performance of Institutional Shares from year-to-year and how the returns of Institutional Shares compare to a broad measure of market performance and to two additional indices comprised of REITs.

[LOGO] BROWN ADVISORY FUNDS

PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE, BEFORE AND AFTER TAXES, AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of Institutional Shares for each full calendar year that the Fund has operated.
                                    [CHART]
     2004          2005
    ------        ------
    25.23%         6.58%

    The calendar year-to-date total return as of June 30, 2006 was 13.58%.

During the periods shown in the chart, the highest quarterly return was 13.37% (for the quarter ended June 30, 2005) and the lowest quarterly return was -8.44% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURN The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Institutional Shares as of December 31, 2005, to the S&P 500 Index, the Fund's primary benchmark, and to two REIT indices, the NAREIT Equity Index and the NAREIT Composite Index. Institutional Shares commenced operations on
December 10, 2003.

                                                                                             SINCE
                                                                                    1 YEAR INCEPTION
Institutional Shares -- Return Before Taxes                                         6.58%   16.08%
Institutional Shares -- Return After Taxes on Distributions                         4.85%   14.24%
Institutional Shares -- Return After Taxes on Distributions and Sale of Fund Shares 4.59%   12.77%
----------------------------------------------------------------------------------------------------


S&P 500 INDEX/(1)/                                                                   4.91% 10.26%
NAREIT EQUITY INDEX/(1)/                                                            12.16% 22.22%
NAREIT COMPOSITE INDEX/(1)/                                                          8.29% 19.85%


/(1)/For the period from December 10, 2003 through December 31, 2005.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ

  [LOGO] BROWN ADVISORY FUNDS

from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The S&P 500 Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of fees, expenses or taxes.

The NAREIT Equity Index is a commonly used index measuring the performance of all publicly-traded real estate investment trusts that are Equity REITs as determined and compiled by the National Association of Real Estate Investment Trusts. The NAREIT Equity Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the NAREIT Equity Index's performance does not reflect the effect of fees, expenses or taxes.

The NAREIT Composite Index is a commonly used index measuring the performance of all publicly-traded real estate investment trusts as determined and compiled by the National Association of Real Estate Investment Trusts. The NAREIT Composite Value Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the NAREIT Composite Index's performance does not reflect the effect of fees, expenses or taxes.

35
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CONCEPTS TO UNDERSTAND

BOND means a fixed income security with a long-term maturity, usually 5 years or longer.

FIXED INCOME SECURITY means a security, such as a bond or note, that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

INVESTMENT GRADE SECURITY means a fixed income security rated in one of the four highest long-term or two highest short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Fund's Advisor at the time of purchase.

MUNICIPAL SECURITY means a fixed income security issued by or on behalf of a state, its local governments and public financing authorities, and by U.S. territories and possessions.

NRSRO means a "nationally recognized statistical rating organization," such as Standard & Poor's, that rates fixed income securities by relative credit risk.

U.S. GOVERNMENT SECURITY means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

BROWN ADVISORY MARYLAND BOND FUND

The Fund offers Institutional Shares.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

Although the Fund primarily invests in investment grade Maryland municipal securities, the Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions as well as U.S. Government securities. Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities. The Fund invests in general obligation securities and revenue securities, including private activity bonds.
Normally, the Fund will invest at least 80% of the Fund's total assets in securities the interest of which is exempt from Federal and Maryland State income taxes.

Generally, the average weighted maturity of the Fund's portfolio securities will be between 4 and 10 years.

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor continuously monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund's investment portfolio. The Advisor then principally searches for securities
                                                                             36
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  [LOGO] BROWN ADVISORY FUNDS

CONCEPTS TO UNDERSTAND

NOTE means a fixed income security with a short-term maturity, usually less than 1 year.

MATURITY means the date on which a fixed income security is (or may be) due and payable.

that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES The Advisor may sell a fixed income security if:
  . Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio
  .  The security subsequently fails to meet the Advisor's investment criteria
  . A more attractive security is found or funds are needed for another purpose . The Advisor believes that the security has reached its appreciation potential.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTEREST RATE RISK. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

CREDIT RISK. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities. Generally, investment risk and price volatility increase as a security's credit rating declines.

PREPAYMENT/EXTENSION RISK. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers' fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund's return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

37
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MARYLAND BONDS AND MUNICIPAL SECURITIES RISK. Adverse economic or political factors in Maryland will affect the Fund's NAV more than if the Fund invested in more geographically diverse investments.

NON-DIVERSIFICATION RISK. Concentration of the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

See "Principal Investment Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
  .  Are a Maryland resident
  . Are an income-oriented investor in a high tax bracket and desire tax-exempt income
  .  Seek income and more price stability than stocks offer
  .  Are pursuing a long-term goal.

The Fund may NOT be appropriate for you if you:
  .  Are not a Maryland resident
  .  Are pursuing a short-term goal or are investing emergency reserves
  . Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)
  .  Do not desire tax-exempt income.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2005. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's average annual performance of Institutional Shares from year to year and how returns of Institutional Shares compare to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Fund shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.
                                                                             38
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  [LOGO] BROWN ADVISORY FUNDS

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of Institutional Shares for each full calendar year that the Fund has operated.
                                    [CHART]
  2001      2002      2003      2004      2005
 -----     -----     -----     -----     -----
 4.78%     8.99%     3.41%     2.17%     0.66%

    The calendar year-to-date total return as of June 30, 2006 was -0.04%.

During the periods shown in the chart, the highest quarterly return was 4.07% (for the quarter ended June 30, 2002) and the lowest quarterly return was -2.03% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURN The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Institutional Shares as of December 31, 2005, to the Lehman Brothers 1-10 Year Blended Municipal Bond Index, the Fund's primary benchmark, ("Lehman or Blended Index"). Institutional Shares commenced operations on December 21, 2000.

                                                                                                   SINCE
                                                                                  1 YEAR 5 YEARS INCEPTION
Institutional Shares--Return Before Taxes                                         0.66%   3.96%    4.03%
Institutional Shares--Return After Taxes on Distributions                         0.66%   3.96%    4.02%
Institutional Shares--Return After Taxes on Distributions and Sale of Fund Shares 1.42%   3.87%    3.93%
----------------------------------------------------------------------------------------------------------


 LEHMAN BROTHERS 1-10 YEAR BLENDED MUNICIPAL BOND INDEX/(1)/                      1.67% 4.60% 4.60%

/(1)/For the period from December 31, 2000 through December 31, 2005.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[LOGO] BROWN ADVISORY FUNDS

The returns after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Blended Index is a market index of high quality, domestic fixed income securities with maturities of less than 10 years. The index is unmanaged and reflects reinvestment of interest and principal payments. Unlike the performance figures of the fund, the index performance does not reflect the effect of fees, expenses or taxes.

  [LOGO] BROWN ADVISORY FUNDS

CONCEPTS TO UNDERSTAND

FIXED INCOME SECURITY means a security, such as a bond or note, that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

U.S. GOVERNMENT SECURITY means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

MORTGAGE-BACKED SECURITY means a fixed income security representing an interest in a pool of underlying mortgage loans.

ASSET-BACKED SECURITY means a fixed income security representing an interest in an underlying pool of assets such as automobile loans or credit card receivables.

MATURITY means the date on which a fixed income security is (or may be) due and payable.

NRSRO means a "nationally recognized statistical rating organization," such as Standard & Poor's, that rates fixed income securities by relative credit risk.

YIELD CURVE means a graph that plots the yield of all fixed income securities of similar quality against the securities' maturities.

BROWN ADVISORY INTERMEDIATE INCOME FUND

The Fund offers Institutional Shares and A Shares.


INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

PORTFOLIO MATURITY The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years. Under normal circumstances, the Fund's portfolio will have an average dollar weighted maturity between 3 and 10 years ("Maturity Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes the limitations associated with its Maturity Policy. The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 2 to 5 years. Duration is a measurement of interest rate sensitivity. For example, if interest rates increase by 1%, under the Fund's duration policy, the value of the Fund may decrease between 2% to 5%.

PORTFOLIO SECURITIES CREDIT RATINGS The Fund may invest in a fixed income security, if at the time of its purchase, the fixed income security is rated in the top four rating categories of an NRSRO or is unrated and deemed to be of comparable quality by the Advisor.

THE ADVISOR'S PROCESS -- PURCHASING PORTFOLIO SECURITIES The Advisor determines the appropriate degree of interest rate risk (duration) and maturity structure (yield curve positioning) for the portfolio. This is based on its analysis of economic factors such as the interest rate outlook and technical factors such as the shape of the yield curve. The Advisor then determines the relative and absolute attractiveness of each of -- corporate securities, mortgage-backed
41

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securities, asset-backed securities and Treasury and agency securities.
Finally, it searches for securities which meet the maturity and duration needs of the Fund's portfolio.

THE ADVISOR'S PROCESS -- SELLING PORTFOLIO SECURITIES

The Advisor may sell a fixed income security if it believes:
  . Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio
  .  The security subsequently fails to meet the Advisor's investment criteria
  . A more attractive security is found or funds are needed for another purpose . The security has reached its appreciation potential.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTEREST RATE RISK. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

CREDIT RISK. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities. Generally, investment risk and price volatility increase as a security's credit rating declines.

PREPAYMENT/EXTENSION RISKS. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers' fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund's return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

See "Principal Investment Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
  .  Seek income

  [LOGO] BROWN ADVISORY FUNDS

  .  Seek capital preservation
  .  Are pursuing a long-term goal
  .  Are willing to accept the risks of investing in fixed income securities.

The Fund may NOT be appropriate for you if you:
  . Are pursuing a short-term goal or are investing emergency reserves . Are seeking capital appreciation
  .  Can not tolerate fluctuation in the value of your investments.

PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2005. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's average annual performance of Institutional Shares from year to year and how returns of both Institutional and A Shares compare to a broad measure of market performance.

Prior to September 20, 2002, the Institutional Shares and A Shares of the Fund were classes of the Short-Intermediate Income Fund, Inc., another mutual fund (the "Predecessor Fund"). The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance of the Institutional Shares and A Shares for periods prior to September 20, 2002 is that of the Institutional Shares and A Shares, respectively, of the Predecessor Fund.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of Institutional Shares for the past ten years.
                                    [CHART]
  1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 4.20%    7.40%   7.07%   1.03%   9.91%   8.36%   7.43%   3.91%   3.21%   1.57%
The calendar year-to-date total return as of June 30, 2006 was 0.14%. Previously, we have reflected the calendar year performance of A Shares since it is the class with the longest performance history. We are now reporting the performance of Institutional Shares because Institutional Shares is the larger of the two classes and its performance more accurately represents the shareholder base of the Fund.

[LOGO] BROWN ADVISORY FUNDS

The bar chart does not reflect sales charges. If it did, returns would be less than those shown. During the periods shown in the chart, the highest quarterly return in any calendar quarter was 4.25% (for the quarter ended September 30, 2002) and the lowest quarterly return in any calendar quarter was -1.78% (for the quarter ended June 30, 2004).

AVERAGE ANNUAL TOTAL RETURN The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Institutional Shares as of December 31, 2005, to the Lehman Brothers Intermediate Aggregate Bond Index, the Fund's primary benchmark. The table also compares the average annual total return before taxes of A Shares to the Lehman Brothers Intermediate Aggregate Bond Index. Performance information for A Shares reflects the deduction of the maximum share load. After-tax returns for A Shares will vary. Institutional Shares and A Shares commenced operations on November 2, 1995 and May 13, 1991, respectively.


                                                                           1 YEAR 5 YEARS 10 YEARS
Institutional Shares--Return Before Taxes                                  1.57%   4.86%   5.37%
Institutional Shares--Return After Taxes on Distributions /(1)/            0.13%   3.14%   3.25%
Institutional Shares--Return After Taxes on Distributions and Sale of Fund
                 Shares /(1)/                                              1.02%   3.12%   3.25%


A Shares--Return Before Taxes                                             -0.29% 4.25% 4.93%
--------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE AGGREGATE BOND INDEX                          2.01% 5.50% 5.97%


/(1)/Previously, we have reflected this performance information of A Shares since it is the class with the longest performance history. We are now reporting the performance of Institutional Shares because Institutional Shares is the larger of the two classes and its performance more accurately represents the shareholder base of the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Lehman Brothers Intermediate Aggregate Bond Index, is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range. This index represents a sector of the Lehman Brothers Aggregate Bond Index. Unlike the performance figures of the Fund, the index's performance does not reflect the effect of fees, expenses or taxes.

FEE TABLES
[LOGO] BROWN ADVISORY FUNDS

The following tables describe the various fees and expenses that you will pay if you invest in a Fund class. Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund class. Operating expenses, which include fees of the Advisor, are paid out of a Fund class' assets and are factored into a Fund class' share price rather than charged directly to shareholder accounts.

SHAREHOLDER FEES                       BROWN ADVISORY              BROWN ADVISORY
(FEES PAID DIRECTLY FROM                GROWTH EQUITY               VALUE EQUITY
YOUR INVESTMENT)                            FUND                        FUND
                                 INSTITUTIONAL      A        INSTITUTIONAL      A
                                    SHARES        SHARES        SHARES        SHARES
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of the offering
price)                               None      3.50%/(1)(2)/     None      3.50%/(1)(2)/
Maximum Deferred Sales
Charge (Load) Imposed on
Redemptions (as a percentage
of the sale price)                   None       None/(2)(3)/     None       None/(2)(3)/


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM                 BROWN ADVISORY SMALL-CAP
YOUR INVESTMENT)                               GROWTH FUND
                                 INSTITUTIONAL      A              D
                                    SHARES      SHARES/(4)/    SHARES/(4)/
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of the offering
price)                               None        3.50%/(1)(2)/    None
Maximum Deferred Sales
Charge (Load) Imposed on
Redemptions (as a percentage
of the sale price)                   None         None/(2)(3)/    None


Redemption Fee (as a
percentage of amount
redeemed)                     1.00%/(5)/  None 1.00%/(5)/  None 1.00%/(5)/  None  None
Exchange Fee (as a percentage
of amount redeemed)           1.00%/(5)/  None 1.00%/(5)/  None 1.00%/(5)/  None  None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees               0.75%      0.75% 0.75%      0.75% 1.00%      1.00% 1.00%


Distribution and/or Service
(12b-1) Fees                      None 0.50%          None 0.50%          None 0.50%         0.25%
Other Expenses/(6)/              0.37% 0.63%         0.25% 0.55%         0.28% 0.65%         0.42%
Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)/(6)/                1.12% 1.88%         1.00% 1.80%         1.28% 2.15%         1.67%
Fee Waiver and Expense
Reimbursement                    0.00% 0.28%/(6)(7)/ 0.00% 0.20%/(6)(7)/ 0.00% 0.30%/(6)(7)/ 0.00%


Net Expenses 1.12%/(6)/ 1.60%/(6)(7)/ 1.00%/(6)/ 1.60%/(6)(7)/ 1.28%/(6)/ 1.85%/(6)(7)/ 1.67%/(6)/

[LOGO] BROWN ADVISORY FUNDS

SHAREHOLDER FEES                             BROWN ADVISORY
(FEES PAID DIRECTLY FROM YOUR                  SMALL-CAP                  BROWN ADVISORY          BROWN ADVISORY
INVESTMENT)                                    VALUE FUND                OPPORTUNITY FUND       INTERNATIONAL FUND
                                      INSTITUTIONAL       A        INSTITUTIONAL       A          INSTITUTIONAL
                                         SHARES         SHARES        SHARES         SHARES           SHARES
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage
of the offering price)                    None       3.50%/(1)(2)/     None       5.50%/(1)(2)/        None
Maximum Deferred Sales Charge
(Load) Imposed on Redemptions (as a
percentage of the sale price)             None        None/(2)(3)/     None        None/(2)(3)/        None

Redemption Fee (as a percentage of
amount redeemed)                   1.00%/(5)/  None 1.00%/(5)/  None 1.00%/(5)/
Exchange Fee (as a percentage of
amount redeemed)                   1.00%/(5)/  None 1.00%/(5)/  None 1.00%/(5)/
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                    1.00%      1.00% 1.00%      1.00% 1.05%/(9)/


Distribution and/or Service (12b-1)
Fees                                   None      0.50%          None         0.25%          None
Other Expenses                        0.28%/(6)/ 0.62%/(6)/    0.87%/(6)/    1.05%/(6)/    0.26%/(8)/
Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets)                               1.28%/(6)/ 2.12%/(6)/    1.87%/(6)/    2.30%/(6)/    1.31%/(8)/
Fee Waiver and Expense
Reimbursement                         0.00%      0.27%/(6)(7)/ 0.37%/(6)(7)/ 0.60%/(6)(7)/ 0.00%


  Net Expenses 1.28%/(6)/ 1.85%/(6)(7)/ 1.50%/(6)(7)/ 1.70%/(6)(7)/ 1.31%/(8)/

  [LOGO] BROWN ADVISORY FUNDS

                                                  BROWN ADVISORY BROWN ADVISORY       BROWN ADVISORY
SHAREHOLDER FEES                                   REAL ESTATE   MARYLAND BOND         INTERMEDIATE
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)              FUND           FUND              INCOME FUND
                                                  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL      A
                                                      SHARES         SHARES        SHARES        SHARES
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering price)      None           None          None      1.50%/(1)(2)/
Maximum Deferred Sales Charge (Load)
Imposed on Redemptions (as a percentage of
the sale price)                                        None           None          None       None/(2)(3)/


Redemption Fee (as a percentage of amount
redeemed)                                 1.00%/(5)/ 1.00%/(5)/ 1.00%/(5)/  None
Exchange Fee (as a percentage of amount
redeemed)                                 1.00%/(5)/ 1.00%/(5)/ 1.00%/(5)/  None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                           0.75%      0.50%      0.35%      0.35%


   Distribution and/or Service (12b-1) Fees            None  None  None 0.25%
   Other Expenses/(8)/                                0.59% 0.30% 0.26% 0.37%
   Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets)/(8)/ 1.34% 0.80% 0.61% 0.97%
   Fee Waiver and Expense Reimbursement               0.00% 0.00% 0.00% 0.00%


            Net Expenses 1.34%/(8)/ 0.80%/(8)/ 0.61%/(8)/ 0.97%/(8)/

/(1)/No initial sales charge is applied to purchases of $1 million or more. /(2)/Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.

/(3)/For each equity fund, a contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are redeemed in whole or in part within eighteen months of purchase (within two years of purchase for Brown Advisory Opportunity Fund). A CDSC of 0.50% will be charged on purchases of $1 million that are liquidated in whole or in part within two years of purchase for Brown Advisory Intermediate Income Fund.
/(4)/Effective April 25, 2006, all issued and outstanding A Shares were renamed
     D Shares. As of the same date, the Fund ceased the public offering of D Shares. This means that D Shares are closed to new investors and current shareholders may not purchase additional D Shares (except through a pre-established distribution reinvestment program). A Shares offered in this prospectus are shares of a newly created Fund class.

/(5)/Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" and "Exchange Privileges" for additional information.
/(6)/Based on projected assets and projected annualized expenses for a twelve month period.

/(7)/Based on contractual fee waivers and expense reimbursement in effect through September 30, 2007. The contractual waivers and expense reimbursements may be changed or eliminated with the consent of the Board of Trustees at any time.
/(8)/Based on amounts for each Fund's fiscal year ended May 31, 2006.
/(9)/The management fees include an advisory fee of 1.00% of the Fund's average annual daily net assets plus up to 0.05% of the Fund's average daily net assets for reimbursement of consulting services costs.

[LOGO] BROWN ADVISORY FUNDS

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund class to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class' Total Annual Fund Operating Expenses and Net Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          BROWN ADVISORY GROWTH    BROWN ADVISORY     BROWN ADVISORY SMALL-CAP
              EQUITY FUND        VALUE EQUITY FUND           GROWTH FUND
          INSTITUTIONAL    A    INSTITUTIONAL   A    INSTITUTIONAL   A      D
             SHARES      SHARES    SHARES     SHARES    SHARES     SHARES SHARES
 1 YEARS     $  114      $  507    $  102     $  507    $  130     $  531 $  170
 3 YEARS        356         894       318        878       406        972    526
 5 YEARS        617       1,305       552      1,273       702      1,437    907
 10 YEARS     1,363       2,452     1,225      2,376     1,545      2,723  1,976


            BROWN ADVISORY                          BROWN ADVISORY BROWN ADVISORY
              SMALL-CAP          BROWN ADVISORY     INTERNATIONAL   REAL ESTATE
              VALUE FUND        OPPORTUNITY FUND         FUND           FUND
         INSTITUTIONAL   A    INSTITUTIONAL   A     INSTITUTIONAL  INSTITUTIONAL
            SHARES     SHARES    SHARES     SHARES      SHARES         SHARES
1 YEARS     $  130     $  531    $  153     $   713     $  133         $  136
3 YEARS        406        966       552       1,175        415            425
5 YEARS        702      1,425       977       1,661        718            734
10 YEARS     1,545      2,695     2,160       2,997      1,579          1,613


                           BROWN ADVISORY      BROWN ADVISORY
                         MARYLAND BOND FUND INTERMEDIATE INCOME FUND
                           INSTITUTIONAL    INSTITUTIONAL     A
                               SHARES          SHARES       SHARES
                1 YEARS         $ 82            $ 62        $  247
                3 YEARS          255             195           454
                5 YEARS          444             340           678
                10 YEARS         990             762         1,322

PRINCIPAL INVESTMENT RISKS [LOGO] BROWN ADVISORY FUNDS
An investment in a Fund is subject to one or more of the risks identified in the following table. The identified risks are discussed in more detail in the disclosure that immediately follows the table.

                 FUND                                   RISK
 Brown Advisory Growth Equity Fund      General Market Risk; Smaller Company
                                        Risk
 Brown Advisory Value Equity Fund       General Market Risk; Smaller Company
                                        Risk
 Brown Advisory Small-Cap Growth Fund   General Market Risk; Smaller Company
                                        Risk
 Brown Advisory Small-Cap Value Fund    General Market Risk; Smaller Company
                                        Risk
 Brown Advisory Opportunity Fund        General Market Risk; Smaller Company
                                        Risk; Non- Diversification Risk
 Brown Advisory International Fund      General Market Risk; Smaller Company
                                        Risk; Foreign Securities Risk;
                                        Emerging Markets Risk
 Brown Advisory Real Estate Fund        General Market Risk; Smaller Company
                                        Risk; Real Estate Market Risk;
                                        Interest Rate Risk; Credit Risk; Non-
                                        Diversification Risk; REIT Risk
 Brown Advisory Maryland Bond Fund      General Market Risk; Interest Rate
                                        Risk; Credit Risk;
                                        Prepayment/Extension Risk; Maryland
                                        Bonds and Municipal Securities Risk;
                                        Non-Diversification Risk
 Brown Advisory Intermediate Income
 Fund                                   General Market Risk; Interest Rate
                                        Risk; Credit Risk;
                                        Prepayment/Extension Risk
GENERAL MARKET RISK

In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. The NAV of a Fund and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which a Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that a Fund will achieve its investment objective, and an investment in a Fund is not by itself a complete or balanced investment program. You could lose money on your investment in a Fund or a Fund could underperform other investments. Other general market risks include:
  . The market may not recognize what the Advisor or a Sub-Advisor believes to be the true value or growth potential of the stocks held by a Fund
  . The earnings of the companies in which a Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline
  . The smaller a company's market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and
49

[LOGO] BROWN ADVISORY FUNDS

    less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company
  . The Advisor's or a Sub-Advisor's judgment as to the growth potential or value of a stock may prove to be wrong
  . A decline in investor demand for the stocks held by a Fund also may adversely affect the value of the securities
  . If a Fund invests in value stocks, value stocks can react differently to market, political and economic developments than other types of stocks and the market as a whole.

SMALLER COMPANY RISK

If a Fund invests in smaller companies, an investment in the Fund may have the following additional risks:
  . Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available
  . Securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
  . Changes in the value of smaller company stocks may not mirror the fluctuation of the general market
  . More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of smaller capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.

FOREIGN SECURITIES RISK

If a Fund invests in foreign securities, an investment in that Fund may have the following additional risks:
  . Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets
  . Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities
  . Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar

  [LOGO] BROWN ADVISORY FUNDS

  . Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies
  . Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems
  . Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.
  . Dividends payable on the foreign securities contained in the Fund's portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund' shareholders.

EMERGING MARKETS RISK

If a Fund invests in emerging markets, an investment in that Fund may have the following additional risks:
  . Information about the companies in these countries is not always readily available
  . Stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets
  . Greater political and economic uncertainties exist in emerging markets than in developed foreign markets
  . The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries
  . Very high inflation rates may exist in emerging markets and could negatively impact a country's economy and securities markets
  . Emerging markets may impose restrictions on the Fund's ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund
  . Certain emerging markets impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar
  . Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies. As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could effect the value of the Fund's investments
  . Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in a Fund, and as a result, an investment in that Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.
51

[LOGO] BROWN ADVISORY FUNDS

REAL ESTATE MARKET RISK

If a Fund invests in real estate companies, an investment in the Fund may be subject to the following additional risks:
  .  Declines in the value of real estate
  .  Changes in interest rates
  .  Lack of available mortgage funds or other limits on obtaining capital
  .  Overbuilding
  .  Extended vacancies of properties
  .  Increases in property taxes and operating expenses
  .  Changes in zoning laws and regulations
  .  Casualty or condemnation losses.

INTEREST RATE RISK

If a Fund invests in fixed income securities, the value of your investment in that Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests. The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.

CREDIT RISK

If a Fund invests in fixed income securities, the value of your investment in the Fund may change in response to the credit ratings of that Fund's portfolio securities. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security's credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. A Fund that invests in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

PREPAYMENT/EXTENSION RISK

If a Fund invests in fixed income securities, the Fund may be forced to invest in securities with lower yields and thus reducing its income if issuers prepay certain fixed income securities. A Fund may be exposed to greater prepayment
                                                                             52
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risk because a Fund invests in mortgage-backed and asset-backed securities.
Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline. There is a greater risk that a Fund will lose money due to extension risk because a Fund invests in mortgage-backed and asset-backed securities.

MARYLAND BONDS AND MUNICIPAL SECURITIES RISK

If a Fund invests in Maryland fixed income securities, economic or political factors in Maryland may adversely affect issuers of the Maryland municipal securities in which that Fund invests. Adverse economic or political factors will affect a Fund's NAV more than if that Fund invested in more geographically diverse investments. As a result, the value of a Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states. In addition to the state's general obligations, a Fund will invest a significant portion of its assets in bonds that are rated according to the issuer's individual creditworthiness, such as bonds of local governments and public authorities. While local governments in Maryland depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid. Certain Fund holdings may not rely on any government for money to service their debt. Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams. The credit quality of these "revenue" bonds may vary from that of the state's general obligations.

The following is a summary of the NRSRO ratings for Maryland municipal securities. Maryland general obligation bonds were rated Aaa by Moody's Investor Services and AAA by Standard & Poor's as of July 21, 2006.
There can be no assurance that Maryland general obligation bonds or the securities of any Maryland political subdivision, authority or corporation owned by a Fund will be rated in any category or will not be downgraded by an NRSRO. Further information concerning the State of Maryland is contained in the SAI.

NON-DIVERSIFICATION RISK

If a Fund is "non-diversified," its investments are not required to meet certain diversification requirements under Federal law. A "non-diversified" Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REIT RISK

If a Fund invests in a REIT, the Fund will bear a proportionate share of the REIT's on-going operating fees and expenses, which may include management, operating and administrative expenses in addition to the expenses of the Fund. 53
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Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the oversight of the Board of Trustees (the "Board"). The Board oversees each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices, and discuss other matters affecting each Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Funds' Statement of Additional Information ("SAI").


THE ADVISOR AND SUB-ADVISORS


Each Fund's Advisor is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. The Advisor does business under the name of Brown Advisory. The Advisor is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998. Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name of Alex. Brown Capital Advisory & Trust Company. The Advisor and its affiliates ("Brown") have provided investment advisory and management services to clients for over 10 years. As of June 30, 2006, the Advisor and its affiliates (excluding affiliated broker-dealer) had approximately $6.2 billion of assets under management.


The Advisor receives an annual advisory fee from each Fund at an annual rate of each Fund's average annual daily net assets as indicated below. For the fiscal period/year ended May 31, 2006, the Advisor received, after applicable fee waivers, an advisory fee at an annual rate of each Fund's average annual daily net assets as follows:


                                                ANNUAL    ADVISORY FEE
                                             ADVISORY FEE   RETAINED
        Brown Advisory Growth Equity Fund       0.75%        0.75%
        Brown Advisory Value Equity Fund        0.75%        0.75%
        Brown Advisory Small-Cap Growth Fund    1.00%        1.00%
        Brown Advisory Small-Cap Value Fund     1.00%        1.00%
        Brown Advisory Opportunity Fund/(1)/    1.00%          N/A/(1)/
        Brown Advisory International Fund       1.05%        1.00%
        Brown Advisory Real Estate Fund         0.75%        0.68%


         Brown Advisory Maryland Bond Fund       0.50%       0.50%
         Brown Advisory Intermediate Income Fund 0.35%       0.35%


/(1)/Brown Advisory Opportunity Fund did not operate for a full fiscal year as a series of the Trust.

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  [LOGO] BROWN ADVISORY FUNDS

The Advisor is also entitled to receive a maximum annual fee of 0.05% of the Fund's average daily net assets of Brown Advisory International Fund as reimbursement for Consulting Services costs incurred with respect to the Fund.

A discussion summarizing the basis on which the Board most recently approved the continuation of the Investment Advisory Agreements between the Trust and the Advisor, the Sub-Advisory Agreement between the Advisor and each of Cardinal and PIA and the new Sub-Advisory Agreement between the Advisor and WSPL (as a wholly-owned subsidiary of Mellon Financial Corporation) will be included in the Funds' semi-annual report for the six months ended November 30, 2006.


Subject to the general control of the Board, the Advisor is directly responsible for making the investment decisions for Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund and Brown Advisory Small-Cap Growth Fund.

Subject to the general oversight of the Board and the Advisor, the following sub-advisors (each a "Sub-Advisor) make the investment decisions for the following Funds:


                 FUND                                SUB-ADVISOR
 Brown Advisory Small-Cap Value Fund    Cardinal Capital Management, L.L.C.
                                        ("Cardinal")
 Brown Advisory International Fund      Philadelphia International Advisors,
                                        LP ("PIA")
                                        Walter Scott & Partners Limited
                                        ("WSPL")

Advisory fees for services rendered by each Sub-Advisor are paid by the Advisor and not the applicable Fund.


Cardinal, One Fawcett Place, Greenwich, Connecticut 06830, commenced operations as a Delaware limited liability company in 1995 and provides investment advisory services for clients, including endowments, public and private pension funds, and high net worth individuals seeking investments in small value companies. Brown Advisory Small-Cap Value Fund is the first mutual fund for which Cardinal has provided investment advisory services. As of June 30, 2006, Cardinal had over $1.5 billion of assets under management.

PIA, One Liberty Place, 1650 Market Street, Suite 1400, Philadelphia, Pennsylvania 19103, is a limited partnership founded in 2001 to provide investment advisory services for those seeking international equity investments. PIA has served as a Sub-Advisor to Brown Advisory International Fund since the Fund's inception in January 2003. As of June 30, 2006, PIA had approximately $7.2 billion of assets under management.

WSPL, One Charlotte Square, Edinburgh EH2 4DZ Scotland, was founded in 1983 and is a corporation organized under the laws of Scotland. Effective October 2, 2006, WSPL became a wholly-owned subsidiary of Mellon Financial Corporation. WSPL provides investment advisory services to institutions, charitable organizations, state and municipal governments, investment companies (including mutual funds), pension and profit sharing plans (other than plan participants), and other pooled investments. WSPL has served as a Sub-Advisor to Brown Advisory International Fund since September 2004. As of June 30, 2006, WSPL had approximately $27.5 billion of assets under management.

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In the future, the Advisor may propose to appoint or replace one or more Fund
Sub-Advisors subject to Board and applicable shareholder approval requirements. Pursuant to prior shareholder approval and an exemptive order from the Securities and Exchange Commission, the Advisor, subject to Board approval, is permitted to enter into new or modified subadvisory agreements with existing or new Sub-Advisors for Brown Advisory International Fund without approval of Fund shareholders ("Exemptive Relief"). Each other Fund may rely on the Exemptive Relief upon approval of its shareholders. Pursuant to the exemptive order, each Fund that relies on the Exemptive Relief is required to notify shareholders of the retention of a new Sub-Advisor within 90 days of the hiring of the new Sub-Advisor. As of the date of the Prospectus, shareholders of Brown Advisory International Fund had approved the Manager of Manager Structure.


PORTFOLIO MANAGERS

BROWN ADVISORY GROWTH EQUITY FUND An investment team has managed the Fund's portfolio since its inception in 1999. Mr. Geoffrey R.B. Carey, the team's chairman since the Fund's inception, works with the team on developing and executing the Fund's investment program and retains decision-making authority over the day-to-day management of the Fund's assets:


   GEOFFREY R.B. CAREY, CFA has been a member of Brown's senior management since 1998 and Chairman of Brown's Large-Cap Growth Equity Team since 1996. Messrs. Carey and Stuzin share responsibility for the day-today management of the Fund but Mr. Carey retains final decision making authority with respect to the Fund's management. Mr. Carey also chairs the Firm's Strategic Investment Committee, coordinating both strategic and tactical asset allocation. Prior to joining the Advisor in 1996, Mr. Carey spent over seven years with J.P. Morgan Investment Management ("J.P. Morgan"), most recently as Vice President and Portfolio Manager in Geneva, Switzerland, where he was responsible for global investment portfolios for non-U.S. clients. While at J.P. Morgan, he also managed the firms U.S. equity exposure for its overseas offices. He received his B.A. from Washington & Lee University in 1984 and his M.B.A. from the University of North Carolina in 1989.


   Other senior members of the investment team include:


   KENNETH M. STUZIN, CFA has been a member of Brown's senior management since 1998 and Vice Chairman of Brown's Large-Cap Growth Equity Team since 1996. Mr. Stuzin has also served as the Vice Chairman of the Fund's investment committee since the Fund's inception. Messrs. Carey and Stuzin share responsibility for the day-to-day management of the Fund but Mr. Carey retains final decision making authority with respect to the Fund's management. Prior to joining Brown in 1996, he was a Vice President and Portfolio Manager at J.P. Morgan Investment Management in Los Angeles, where he was a U.S. Large-Cap Portfolio Manager. Prior to that, he was a quantitative portfolio strategist in New York, advising clients on capital markets issues and strategic asset allocation decisions. Mr. Stuzin received his B.A. and M.B.A. from Columbia University in 1986 and 1993, respectively.

  [LOGO] BROWN ADVISORY FUNDS


   PAUL J. CHEW, CFA has been a member of Brown's senior management and Director of Equity Research since 1999. Mr. Chew has been a member of the Fund's investment team since the Fund's inception in 1999. Mr. Chew also serves as the Advisor's technology analyst and is a member of the Advisor's Strategic Investment Committee and its Investment Policy Committee. During business school, he worked as a research associate for a finance professor specializing in asset allocation. Prior to business school, he worked in the International Asset Management Department at J.P. Morgan & Company. He received a M.B.A from the Fuqua School of Business at Duke University in 1995.

   DORON S. EISENBERG, CFA has been a Principal at Brown and an analyst covering the technology sector. Mr. Eisenberg graduated magna cum laude with a B.S. in civil engineering from Tufts University in 1995. He received his M.B.A. from Columbia Business School in 2002, with a concentration in finance and economics.

   PAUL Q. LI, CFA, PH.D. has been a Vice President of Brown and an analyst responsible for the health care sector. Prior to joining the firm in 2006, he served in investment analyst positions at the Howard Hughes Medical Institute and the Bethlehem Steel Pension Trust. He holds an MBA from the Johnson Graduate School of Management at Cornell University and a B.S. from Wuhan University. Mr. Li also earned an M.S. in microbiology from the Chinese Academy of Science and a Ph.D. in molecular biology from Cornell. Prior to his career in the investment industry, he spent four years as a research scientist in Cornell's department of molecular medicine.

   LOGIE C. L. FITZWILLIAMS has been an Assistant Vice President at Brown and an analyst responsible for the consumer discretionary sector.
   Mr. Fitzwilliams received his B.A from Johns Hopkins University in 2003.


BROWN ADVISORY VALUE EQUITY FUND An investment team has managed the Fund's portfolio since its inception in 2003. Mr. Richard M. Bernstein, the team's chairman since the Fund's inception in 2003, works with the team on developing and executing the Fund's investment program and retains decision-making authority over the day-to-day management of the Fund's assets:


   RICHARD M. BERNSTEIN, CFA has been a member of Brown's senior management since 1998 and Chairman of Brown's Large-Cap Value Equity Team since 1998. Mr. Bernstein is responsible for the day-to-day management of the Fund. Prior to joining the Advisor in 1993, Mr. Bernstein was Vice President and Director of Research at Mercantile-Safe Deposit & Trust Company where he was responsible for equity fund management and research. He is past president of the Baltimore Security Analysts Society. He received a B.A. and M.A. from The Johns Hopkins University in 1979 and 1983, respectively.


   Other senior members of the investment team include:


   PAUL J. CHEW, CFA has been a member of Brown's senior management and Director of Brown's Equity Research since 1999. Mr. Chew has been a member of the Fund's investment team since the Fund's inception in 2003. Mr. Chew also serves as the Advisor's technology analyst and is a member of the Advisor's Strategic Investment Committee and its Investment Policy Committee. During business school, he worked as a research associate for a finance professor specializing in asset allocation. Prior to business school, he worked in the

[LOGO] BROWN ADVISORY FUNDS

   International Asset Management Department at J.P. Morgan & Company. He received a M.B.A from the Fuqua School of Business at Duke University in 1995.

   DAVID B. POWELL, CFA has been a Principal at Brown and an analyst covering the industrials and energy sectors. He graduated with a B.A. from Bowdoin College in 1997.

   MANEESH BAJAJ has been a Vice President at Brown and a research analyst covering the financial services sector. He received his M.B.A. from The Wharton School, University of Pennsylvania in 2002. He also holds a M.S. in computer science from University of Kentucky.

   MICHAEL POGGI has been an Assistant Vice President and an analyst responsible for the consumer staples sector. Mr. Poggi received his B.S. and B.A. from the University of Richmond in 2003.


BROWN ADVISORY SMALL-CAP GROWTH FUND An investment team has managed the Fund's portfolio since its inception in 1999. Mr. Timothy W. Hathaway and Mr. Christopher A. Berrier, the team's co-chairmen since 2005, work with the team on developing and executing the Fund's investment program and retain equal decision-making authority over the day-to-day management of the Fund's assets:


   TIMOTHY W. HATHAWAY, CFA has been a member of Brown's senior management, co-chairman of Brown's Small-Cap Equity Team and co-chairman of the Fund's investment team since September 2005. Mr. Hathaway joined the firm in 1995 and prior to 2005 was a Research Analyst with the Large-Cap Growth Equity Team responsible for the consumer discretionary and energy sectors.
   Mr. Hathaway received his B.A. from Randolph Macon College in 1993 and his M.B.A. from Loyola College in 2001.


   CHRISTOPHER A. BERRIER has been a member of Brown's senior management, co-chairman of Brown's Small-Cap Equity Team and co-chairman of the Fund's investment team since September 2005. Prior to joining Brown in 2005, Mr. Berrier spent over five years as a Senior Equity Analyst at T. Rowe Price, covering multiple sectors with a primary focus on small- and mid-capitalization growth companies across several mutual funds. He received an A.B. in economics from Princeton University in 2000.

Other senior members of the investment team include:


   CHARLES A. REID has been a Partner at Brown and an analyst of Brown's Small-Cap Growth Team responsible for identifying, selecting and monitoring emerging growth companies. He received his B.A. in 1965 from Georgetown University.

   NICHOLAS P. COUTROS has been a Partner of Brown and an analyst of Brown's Small-Cap Growth Team. He received his B.A. from Franklin and Marshall College in 1979 and his M.B.A. from Darden School of Business
   Administration, University of Virginia in 1983.

  [LOGO] BROWN ADVISORY FUNDS


   FREDERICK L. MESERVE, JR. has been a Partner of Brown and a member of Brown's Small-Cap Growth Team. He graduated from Princeton University with a B.S.E. degree in 1960 and from Columbia Business School with a M.B.A. degree in 1962.

   SUNG W. PARK has been an Assistant Vice President of Brown and a small-cap growth equity analyst. Mr. Park received his B.A from Johns Hopkins University in 2000 and his M.B.A. from the University of Maryland Smith School of Business in 2006. Prior to business school, Mr. Park was an Associate Portfolio Manager and Research Analyst at Croft Leominster.

BROWN ADVISORY SMALL-CAP VALUE FUND Ms. Amy K. Minella, Mr. Eugene Fox III, and Mr. Robert B. Kirkpatrick have served at the Fund's portfolio managers since its inception in 2003 and share equal responsibility, in all respects, for the day-to-day management of the Fund's investment portfolio:


   AMY K. MINELLA has been a Managing Partner and Portfolio Manager of Cardinal since its formation in 1995 and is responsible for investment research and portfolio management. Prior to founding Cardinal, Ms. Minella was a Managing Director of Deltec Asset Management where she created both the high yield management group in 1986 and the value equity group in 1992. Prior to that, Ms. Minella was in the corporate finance department at Merrill Lynch and in the credit department at Chase Manhattan Bank. She holds a B.A. from Mount Holyoke College and a M.B.A. from the Stanford Graduate School of Business.

   EUGENE FOX, III has been a Managing Director and Portfolio Manager of Cardinal since 1995 and is responsible for investment research and portfolio management. Prior to joining Cardinal, Mr. Fox was a Managing Director of Deltec Asset Management. Prior to that, Mr. Fox was an Investment Analyst for D.S. Kennedy & Co., a value equity firm. Prior to that, he was with FMC Corporation where he served in several different capacities including director of pension investments and manager of corporate finance. He holds a B.A. from the University of Virginia and a M.B.A. from the University of Chicago Graduate School of Business.

   ROBERT B. KIRKPATRICK, CFA, has been a Managing Director and Portfolio Manager of Cardinal since 2000 and is responsible for investment research and portfolio management. Prior to joining Cardinal, he was a co-founder of Breeco Management L.P., a value-oriented equity investment firm. Prior to that, he held senior investment positions at Unifund S.A., a global private investment company, Bigler Investment Management and CIGNA Corporation. He received his BA in economics from Williams College.


BROWN ADVISORY OPPORTUNITY FUND An investment team has managed the Fund since its inception in December 2005. Mr. Paul J. Chew is the team's chairman and works with the team on developing and executing the Fund's investment program. Mr. Chew retains sole decision-making authority over the day-to-day management of the Fund's assets:

   PAUL J. CHEW, CFA, has been a member of Brown's senior management and Director of Equity Research since 1999. Mr. Chew also serves as the Advisor's technology analyst and is a member of the Advisor's Strategic Investment Committee and its Investment Policy Committee. During business school, he worked as a research

[LOGO] BROWN ADVISORY FUNDS

   associate for a finance professor specializing in asset allocation. Prior to business school, he worked in the International Asset Management Department at J.P. Morgan & Company. He received a M.B.A from the Fuqua School of Business at Duke University in 1995.

Other senior members of the Fund's team include:

   TIMOTHY W. HATHAWAY, CFA, has been a member of Brown's senior management and co-chairman of Brown's Small-Cap Equity Team since September 2005.
   Mr. Hathaway joined the firm in 1995 and served as a Research Analyst with Brown's Large-Cap Growth Equity Team responsible for the consumer discretionary and energy sectors from 1995 to 2005. Mr. Hathaway received his B.A. from Randolph Macon College in 1993 and his M.B.A. from Loyola College in 2001.

   CHRISTOPHER A. BERRIER has been a member of Brown's senior management and co-chairman of Brown's Small-Cap Equity Team since September 2005. Prior to joining the firm in 2005, Mr. Berrier spent over five years as a Senior Equity Analyst at T. Rowe Price, covering multiple sectors with a primary focus on small- and mid-capitalization growth companies across several mutual funds. He received an A.B. in economics from Princeton University in 2000.


   DORON S. EISENBERG, CFA has been a Vice President at Brown since 2004 and has served as an Equity Research Analyst researching investment opportunities in the technology sector for Brown's growth and value strategies since 2002. Prior to joining Brown in 2002, he worked in New York at Slattery Skanska, Inc. as an Equity Analyst and at Carret & Company as an Engineering Project Analyst from 1995 to 2000. Mr. Eisenberg graduated magna cum laude with a B.S. in Civil Engineering from Tufts University in 1995. He received his M.B.A. from Columbia Business School in 2002, with a concentration in finance and economics.


   DAVID B. POWELL, CFA, has been a Vice President at Brown and an Equity Research Analyst researching investment opportunities in the industrial and energy sectors for Brown's growth and value strategies since 1999. Before joining the firm in 1999, he worked in investor relations at T. Rowe Price. Mr. Powell graduated with a B.A. from Bowdoin College in 1997.

BROWN ADVISORY INTERNATIONAL FUND PIA's International Equity team has managed the Fund's assets allocated to PIA for management since the Fund's inception in 2003. Mr. Andrew B. Williams, the team's lead portfolio manager, works with the team on developing and executing the Fund's investment program. The following team members have decision-making authority over the day-to-day management of the Fund's assets:

   ANDREW B. WILLIAMS, CFA has been President and Chief Investment Officer of PIA and lead Portfolio Manager of the International Equity Team of PIA since PIA's formation in 2001. Prior to that, Mr. Williams was a Portfolio Manager at the Glenmede Trust Company and Glenmede Advisors, Inc., Glenmede Trust Company's wholly-owned subsidiary (collectively, "Glenmede"). Mr. Williams joined Glenmede in 1985 as Senior Vice President in charge of research. Prior to joining Glenmede, Mr. Williams was Vice President responsible for

  [LOGO] BROWN ADVISORY FUNDS

   investment research at Lehman Brothers in New York, and previously spent three years as a research analyst at Provident National Bank (now PNC Bank).

   ROBERT C. BENTHEM DE GRAVE has been a Portfolio Manager of the International Equity Team of PIA since PIA's formation in 2001 with oversight for all northern European countries. Prior to that, Mr. Benthem de Grave was a Portfolio Manager at Glenmede since 1994. A native of the Netherlands,
   Mr. Benthem de Grave has particular expertise in the economies of Netherlands, Norway, Sweden, Finland, Denmark, Belgium, Germany and Switzerland. Prior to joining PIA, Mr. Benthem de Grave was employed with MeesPierson Capital Management, as a Security Analyst and Portfolio Manager.

   FREDERICK B. HERMAN, III, CFA has been a Portfolio Manager of the International Equity Team since PIA's formation in 2001 and is responsible for Japan and Asia. Prior to that, Mr. Herman was a Portfolio Manager at Glenmede. Prior to that, Mr. Herman was a Director of International Investments at Denver Investment Advisors.

   PETER W. O'HARA, CFA has been a Portfolio Manager of the International Equity Team since PIA's formation in 2001 and is responsible for research and strategy in southern Europe, namely, France, Italy, Spain and Greece. Prior to PIA, Mr. O'Hara served as a Portfolio Manager with Glenmede's International Equity Team since 2000 after having worked as a summer intern in 1999. Prior to Glenmede, Mr. O'Hara worked at HSBC Securities, where he served as a Vice President of Japanese equity sales and at Jefferies and Company as a sales/trader in their international equity department.


WSPL's entire investment staff, working together as a team, has managed the Fund's assets allocated to WSPL for management since the firm became a Sub-Advisor of the Fund in 2004. While Mr. Alan McFarlane (with back-up support from Mr. Roger Nisbet) is the lead portfolio manager for the WSPL investment team, all investment decisions are made by the entire team on a consensus basis. The team's more experienced members provide leadership to the firm's investment activities. The five most experienced members of WSPL's investment team, inclusive of Messrs. McFarlane and Nisbet, are: Dr. Walter Scott, Dr. Ken Lyall and Mr. Ian Clark:


   DR. WALTER GRANT SCOTT has been Chairman of WSPL and a member of the firm's investment team since formation in 1983. Prior to forming WSPL, Dr. Scott was a Director at Ivory & Sime plc, also in Edinburgh, Scotland, most recently as a Director and a member of the firm's Executive Committee. While with Ivory & Sime plc, Dr. Scott established the firm's UK pension fund management business. He received a degree in Physics from the University of Edinburgh in 1969 and his PhD in Nuclear Physics from Trinity Hall, Cambridge University in 1972.

   ALAN MCFARLANE has been Managing Director of WSPL and a member of the firm's investment team since 2001. Prior to 2001, Mr. McFarlane was a Managing Director of the Institutional Division at Global Asset Management in London. While with Global Asset Management, Mr. McFarlane established the firm's
61

[LOGO] BROWN ADVISORY FUNDS

   institutional investment management business whose assets under management peaked in 1999 at $4.4 billion just prior to the firm's acquisition by UBS in 1999. Prior thereto, he was a Director at Ivory & Sime plc in Edinburgh.


   DR. KENNETH J. LYALL has been a Senior Investment Director and a member of WSPL's investment team since 1983. From 1971 to 1977, Dr. Lyall was employed by Arthur Anderson as a member of the firm's Small Business Special Advisory Group. He received a degree in Economics and Economics History in 1971 and a PhD in 1977 from the University of Edinburgh. After receipt of his PhD in 1977, Dr. Lyall continued his relationship with the University as a Senior Research Fellow in Finance.


   IAN CLARK has been a Director, Senior Advisor and member of WSPL's investment team since co-founding WSPL with Dr. Scott in 1983. In addition to his responsibilities as a senior member of the firm's investment team, Mr. Clark is responsible for training the firm's junior investment staff. Prior to WSPL, Mr. Clark was employed by Ivory & Sime plc in Edinburgh for nearly twenty years, most recently as a Director and member of the firm's Executive Committee.

   RODGER NISBET has been a Director of WSPL since 2004 and a member of WSPL's investment team since joining the firm in 1993. Prior to joining WSPL he established and ran his own real estate business. In addition to his investment responsibilities, Mr. Nisbet is responsible for the firm's Canadian business. He has a degree in architecture from the University of Dundee.

BROWN ADVISORY REAL ESTATE FUND An investment team has managed the Fund's portfolio since its inception in 2003. Mr. William K. Morrill and Mr. Darryl Oliver, the team's co-chairmen since 2006, work with the team on developing and executing the Fund's investment program and retain equal decision-making authority over the day-to-day management of the Fund's assets:

   WILLIAM K. MORRILL has been a member of Brown's senior management and Chairman of Brown's Real Estate Team since 2003. He has served as the Fund's Portfolio Manager since the Fund's inception in 2003 and prior to Mr. Oliver becoming co-chairman of the Fund's investment team, retained full decision-making authority over the day-to-day management of the Fund's assets. Prior to joining Brown in 2003, Mr. Morrill was a Managing Director and Chief Executive Officer of LaSalle Investment Management (Securities) ("LaSalle") since 1995. He was in charge of the direct real estate asset management division of LaSalle and its predecessor companies from 1987 through 1993 and was the head of LaSalle's direct real estate Investment Committee from 1993 through 1994. Mr. Morrill has over 18 years of real estate experience and is a member of the National Association of Real Estate Investment Trusts ("NAREIT") where he was on the Editorial Board for the REIT Report published by NAREIT. He has authored articles on real estate investment trusts in Investment Decisions, Real Estate Finance, Pension World, and Real Estate Accounting and Taxation. Mr. Morrill holds a B.A. degree from the John Hopkins University and an M.B.A with distinction from the Harvard Business School.

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   DARRYL R. OLIVER, CFA has been a Vice President of Brown since 2003 and co-chairman of Brown's Real Estate Fund since 2006. From 2003 to 2006, he served as a Research Analyst as well as the Assistant Portfolio Manager for the Fund. From 1998 to 2003 he served as an Assistant Portfolio Manager for Brown's Large-Cap Growth Equity Team. He is a member of the National Association of Real Estate Investment Trusts ("NAREIT"). He graduated with a B.A. from the University of Maryland, Baltimore County in 1995, and received an M.B.A. from the University of Maryland, College Park in 2002 with a concentration in finance.


BROWN ADVISORY MARYLAND BOND FUND AND BROWN ADVISORY INTERMEDIATE INCOME
FUND Mr. Paul D. Corbin and Ms. Monica M. Hausner are the portfolio managers for Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund. While Mr. Corbin and Ms. Hausner share responsibilities for the day-to-day management of each Fund, Mr. Corbin retains final decision making authority with respect to the management of Brown Advisory Intermediate Income Fund while Ms. Hausner retains final decision making authority with respect to Brown Advisory Maryland Bond Fund.

   PAUL D. CORBIN has been a member of Brown's senior management since 1998 and the lead Portfolio Manager for Brown Advisory Intermediate Income Fund since its inception in 1991 and a Portfolio Manager for Brown Advisory Maryland Bond Fund since its inception in 2000. Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds. Mr. Corbin has over 22 years investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds. He has been with Brown and its predecessors for over 14 years. Prior to joining Brown, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management. Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington university in 1981.


   MONICA M. HAUSNER has been a fixed income lead Portfolio Manager since 1992 and has been Portfolio Manager for Brown Advisory Maryland Bond Fund since its inception in 2000 and a Portfolio Manager for Brown Advisory Intermediate Income Fund since 1992. She has been responsible for fixed income trading with a focus in tax-exempt bonds since 1997. Ms. Hausner has been with Brown and its predecessors for over 13 years and has managed both cash management funds and separate accounts. Prior to joining Brown, she was a Vice President at First Maryland Asset Management. She received her B.S. from Towson University in 1983.


Each Fund's SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in a Fund.
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OTHER SERVICE PROVIDERS

Citigroup Fund Services, LLC ("Citigroup") provides certain administration, portfolio accounting and transfer agency services to each Fund.


Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor") acts as the Trust's Distributor in connection with the offering of each Fund's shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Chief Compliance officer, Anti-Money Laundering Compliance officer and Sarbanes-Oxley certifying officers as well as certain additional compliance support functions to each Fund.

The Distributor and FCS are not affiliated with the Advisor or with Citigroup or its affiliates.

FUND EXPENSES

Each Fund pays for its expenses out of its own assets. Expenses of a Fund share class include that class' own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Advisor or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund or class. Any fee waiver or expense reimbursement increases a Fund's investment performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.
                                                                             64
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YOUR ACCOUNT [LOGO]

BROWN ADVISORY FUNDS

HOW TO CONTACT THE FUNDS
WRITE TO US AT:
  Brown Advisory Funds
  P.O. Box 446
  Portland, Maine 04112
OVERNIGHT ADDRESS:
  Brown Advisory Funds
  Two Portland Square
  Portland, Maine 04101
TELEPHONE US AT:
  (800) 540-6807 (toll free)
WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
  Citibank, N.A.
  New York, New York
  ABA #021000089
FOR CREDIT TO:
  Citigroup Fund Services, LLC
  Account # 30576692
  Re: (Name of Your Fund and Class)
  (Your Name)
  (Your Account Number)

GENERAL INFORMATION

You may purchase (only through a distribution reinvestment program established prior to April 25, 2006 for D Shares of Brown Advisory Small-Cap Growth Fund) or sell (redeem) shares of a Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, a Fund class may accept and process shareholder orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) shares of each Fund class (except D Shares of Brown Advisory Small-Cap Growth Fund) at the NAV of a share of that Fund class next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the transfer agent receives your request in proper form (as described in this Prospectus on pages 67 through 82). For instance, if the transfer agent receives your purchase, redemption, or exchange request in proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next business day's NAV of the relevant Fund class plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.


If you purchase shares directly from any Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.


Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders and calculate an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

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The NAV of each Fund class is determined by taking the market value of that
Fund's (or class') total assets, subtracting the class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the Fund class. If a Fund invests in securities that trade in foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

Each Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at their NAV.

Each Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund portfolio security is principally traded closes early,
(ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which a Fund class calculates its NAV, or
(iii) events occur after the close of the securities markets on which each Fund's portfolio securities primarily trade but before the time as of which each Fund class calculates it's NAV.

Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory International Fund and Brown Advisory Real Estate Fund each invest in the securities of smaller companies. A Fund's investment in securities of smaller companies are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies. Similarly, Brown Advisory International Fund's investment in foreign securities are more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
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TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund class. These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Advisor may enter into arrangements with financial institutions through which investors may purchase or redeem Fund shares. The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares. The Advisor may, at its own expense, compensate Brown Advisory Securities, LLC an amount equal to 50% of its annual advisory fee paid by a Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC. In addition, the Advisor may, at its own expense, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative/shareholder servicing functions for the benefit of Fund shareholders. These payments may create an incentive for Brown Advisory Securities, LLC and other financial institutions to recommend that you purchase Fund shares.


ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Trust's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.


DISCLOSURE OF PORTFOLIO HOLDINGS A description of each Fund's policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with
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the Trust's anti-money laundering procedures, no Fund accepts purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

  CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Brown Advisory Funds" or to one or more owners of the account and endorsed to "Brown Advisory Funds". For all other accounts, the check must be made payable on its face to "Brown Advisory Funds." A $20 charge may be imposed on any returned checks.

  ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

  WIRES Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

                                                   MINIMUM    MINIMUM
                                                   INITIAL   ADDITIONAL
                                                  INVESTMENT INVESTMENT
        INSTITUTIONAL SHARES/(1)/
        Standard Accounts                           $5,000      $100
        Traditional and Roth IRA Accounts           $2,000      $100
        Accounts with Systematic Investment Plans   $2,000      $100
        A SHARES
        Standard Accounts                           $2,000      $100
        Traditional and Roth IRA Accounts           $1,000       N/A
        Accounts with Systematic Investment Plans   $  250      $100
        Qualified Retirement Plans                   N/A         N/A


/(1)/Minimum initial investment for standard accounts, traditional and Roth IRA accounts, accounts with systematic investment plans and qualified retirement plans is $2,000, $1,000, $250 and $0, respectively, for Institutional Shares of Brown Advisory Small-Cap Value Fund. There is no additional investment minimum required for Traditional and Roth IRA accounts and qualified retirement plans with respect to Institutional Shares of Brown Advisory Small-Cap Value Fund.
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The Trust has ceased the public offering of D Shares of Brown Advisory
Small-Cap Growth Fund. This means that the class is closed to new investors and current shareholders may not purchase additional shares.

ACCOUNT REQUIREMENTS

            TYPE OF ACCOUNT                           REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND      .  Instructions must be signed by all
JOINT ACCOUNTS                              persons required to sign exactly
Individual accounts and sole                as their names appear on the
proprietorship accounts are owned by        account.
one person. Joint accounts have two or   .  Provide a power of attorney or
more owners (tenants).                      similar document for each person
                                            that is authorized to open or
                                            transact business for the account
                                            if not a named account owner.
GIFTS OR TRANSFERS TO A MINOR (UGMA,     .  Depending on state laws, you can
UTMA)                                       set up a custodial account under
These custodial accounts provide a way      the UGMA or the UTMA.
to give money to a child and obtain tax  .  The custodian must sign
benefits.                                   instructions in a manner
                                            indicating custodial capacity.
BUSINESS ENTITIES                        .  Provide certified articles of
                                            incorporation, a government-issued
                                            business license or certificate,
                                            partnership agreement or similar
                                            document evidencing the identity
                                            and existence of the business
                                            entity.
                                         .  Submit a secretary's (or similar)
                                            certificate listing the person(s)
                                            authorized to open or transact
                                            business for the account.
TRUSTS (INCLUDING CORPORATE PENSION      .  The trust must be established
PLANS)                                      before an account can be opened.
                                         .  Provide the first and signature
                                            pages from the trust document
                                            identifying the trustees.
                                         .  Provide a power of attorney or
                                            similar document for each person
                                            that is authorized to open or
                                            transact business in the account
                                            if not a trustee of the trust.

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify, and record information that identifies each person who opens an account.

When you open an account, a Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. For certain types of accounts, additional information may be required.

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If you do not supply the required information, a Fund will attempt to contact you or, if applicable, your broker. If a Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, a Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in its sole discretion. If a Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

A Fund may reject your application under its Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in a Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of a Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, each Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. Each Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

Because a Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, a Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

In addition, the sale or exchange of shares of a Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed/exchanged for any sale/exchange of shares made within 14 days of purchase. See "Selling Shares -- Redemption Fee" and "Exchange Privileges."
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The investment in foreign securities may make Brown Advisory International Fund and Brown Advisory Real Estate Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the net asset value of the Fund's shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's calculation of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and notwithstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

The investment in securities of smaller companies may make Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory International Fund, and Brown Advisory Real Estate Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.
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INVESTMENT PROCEDURES

        HOW TO OPEN AN ACCOUNT               HOW TO ADD TO YOUR ACCOUNT
 BY CHECK                               BY CHECK
 .  Call or write us for an account     .  Fill out an investment slip from a
    application                            confirmation or write us a letter
 .  Complete the application (and       .  Write your account number on your
    other required documents)              check
 .  Mail us your application (and       .  Mail us the slip (or your letter)
    other required documents) and a        and the check
    check
 BY WIRE                                BY WIRE
 .  Call or write us for an account     .  Call to notify us of your incoming
    application                            wire
 .  Complete the application (and       .  Instruct your financial
    other required documents)              institution to wire your money to
 .  Call us to fax the completed           us
    application (and other required
    documents) and we will assign you
    an account number
 .  Mail us your original application
    (and other required documents)
 .  Instruct your financial
    institution to wire your money to
    us
 BY ACH PAYMENT                         BY SYSTEMATIC INVESTMENT
 .  Call or write us for an account     .  Complete the systematic investment
    application                            section of the application
 .  Complete the application (and       .  Attach a voided check to your
    other required documents)              application
 .  Call us to fax the completed        .  Mail us the completed application
    application (and other required        and voided check
    documents) and we will assign you   .  We will electronically debit the
    an account number                      purchase amount from the financial
 .  Mail us your original application      institution account identified on
    (and other required documents)         your account application
 .  We will electronically debit the
    purchase amount from the financial
    institution account identified on
    your account application

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund class (except D Shares of Brown Advisory Small-Cap Growth Fund) once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain
                                                                             72
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with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund class processes redemption orders promptly. Under normal circumstances, a Fund class will send redemption proceeds to you within a week. If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

                     HOW TO SELL SHARES FROM YOUR ACCOUNT

                     BY MAIL
                     .  Prepare a written request
                        including:
                     .  Your name(s) and signature(s)
                     .  Your account number
                     .  The Fund name and class
                     .  The dollar amount or number of
                        shares you want to sell
                     .  How and where to send the
                        redemption proceeds
                     .  Obtain a signature guarantee (if
                        required)
                     .  Obtain other documentation (if
                        required)
                     .  Mail us your request and
                        documentation
                     BY WIRE
                     .  Wire redemptions are only
                        available if your redemption is
                        for $5,000 or more and you did not
                        decline wire redemption privileges
                        on your account application
                     .  Call us with your request (unless
                        you declined telephone redemption
                        privileges on your account
                        application) (See "By Telephone")
                        OR
                     .  Mail us your request (See "By
                        Mail")
                     BY TELEPHONE
                     .  Call us with your request (unless
                        you declined telephone redemption
                        privileges on your account
                        application)
                     .  Provide the following information:
                     .  Your account number
                     .  Exact name(s) in which the account
                        is registered
                     .  Additional form of identification
                     .  Redemption proceeds will be:
                     .  Mailed to you OR
                     .  Electronically credited to your
                        account at the financial
                        institution identified on your
                        account application.
                     SYSTEMATICALLY
                     .  Complete the systematic withdrawal
                        section of the application
                     .  Attach a voided check to your
                        application
                     .  Mail us your completed application
                     .  Redemption proceeds will be
                        electronically credited to your
                        account at the financial
                        institution identified on your
                        account application
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WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.


TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach a Fund by telephone, you may overnight your redemption order.


SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

  .  Written requests to redeem $100,000 or more
  .  Changes to a shareholder's record name
  . Redemptions from an account for which the address or account registration has changed within the last 30 days
  . Sending redemption and distribution proceeds to any person, address or financial institution account not on record
  . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
  . Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on any redemptions.

REDEMPTION FEE The sale of Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, each Fund uses the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the redemption fee at any time.
                                                                             74
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  [LOGO] BROWN ADVISORY FUNDS

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

  . Redemptions in a deceased shareholder account if such an account is registered in the deceased's name
  . Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)
  .  Redemptions of shares purchased through a dividend reinvestment program
  .  Redemptions pursuant to a systematic withdrawal plan
  . Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code ("IRC"), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

If a Financial Institution that maintains an account with the transfer agent for the benefit of its customer accounts agrees in writing to assess and collect redemption fees for the Fund from applicable customer accounts, no redemption fees will be charged directly to the Financial Institution's account by the Fund. Certain Financial Institutions that collect a redemption fee on behalf of the Fund may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a Financial Institution should contact the intermediary or refer to the customer's account agreement or plan document for information about how the redemption fee for transactions for the Financial Institution's account or the customer's account is treated and about the availability of exceptions to the imposition of the redemption fee.

SMALL ACCOUNTS With respect to each Fund, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to A Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares, the applicable Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.
With respect to D Shares of Brown Advisory Small-Cap Growth Fund, if your account falls below $500, the Fund may close your account and send you the proceeds upon 60 days' notice.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

LOST ACCOUNTS The transfer agent may consider your account "lost" if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost", all distributions on the account will be reinvested in additional Fund shares. In addition, the
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[LOGO] BROWN ADVISORY FUNDS

amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

EXCHANGE PRIVILEGES
You may exchange your Fund shares for shares of certain other mutual funds, including other Trust series. For a list of mutual funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" above for additional information. To calculate redemption fees, each Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. A Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                HOW TO EXCHANGE
                     BY MAIL
                     .  Prepare a written request
                        including:
                     .  Your name(s) and signature(s)
                     .  Your account number
                     .  The names of each fund (and class)
                        you are exchanging
                     .  The dollar amount or number of
                        shares you want to sell (and
                        exchange)
                     .  Open a new account and complete an
                        account application if you are
                        requesting different shareholder
                        privileges
                     .  Obtain a signature guarantee, if
                        required
                     .  Mail us your request and
                        documentation
                     BY TELEPHONE
                     .  Call us with your request (unless
                        you declined telephone redemption
                        privileges on your account
                        application)
                     .  Provide the following information:
                     .  Your account number
                     .  Exact name(s) in which account is
                        registered
                     .  Additional form of identification
                                                                             76
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  [LOGO] BROWN ADVISORY FUNDS

CHOOSING A SHARE CLASS

Brown Advisory International Fund, Brown Advisory Real Estate Fund and Brown Advisory Maryland Bond Fund each offer one class of shares, Institutional Shares, which is available to all investors.


Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Intermediate Income Fund offer two classes of shares, each of which is designed for specific investors. The following is a summary of the differences between Institutional Shares and A Shares for each of these Funds:



         INSTITUTIONAL SHARES                         A SHARES
 .  Designed for institutions           .  Designed for retail investors and
    (financial institutions,               certain employee- directed benefit
    corporations, trusts, estates and      plans
    religious and charitable            .  Initial sales charge of 3.50% or
    organizations) investing for           less for all Funds (5.50% or less
    proprietary accounts, corporate        for Brown Advisory Opportunity
    benefit plans with assets of at        Fund and 1.50% or less for Brown
    least $10 million, and investors       Advisory Intermediate Income Fund).
    investing through fee based         .  No initial sales charge applies to
    financial advisers.                    purchases of $1 million or more
 .  No initial or deferred sales        .  Deferred sales charge of 1.00% on
    charges                                purchases of $1 million or more
 .  Redemption/Exchange fee of 1.00%       off all equity fund shares
    if shares are liquidated within 14     liquidated in whole or in part
    days of purchase                       within 18 months of purchase (two
 .  No Rule 12b-1 distribution/service     years for Brown Advisory
    fee                                    Opportunity Fund)
 .  Shareholder service fee up to       .  Deferred sales charge of up to
    0.05% of the class' average daily      0.50% on purchases of $1 million
    net assets.                            or more liquidated in whole or in
 .  Lower expense ratio than A Shares      part within two years of purchase
    because Rule 12b-1                  .  No redemption/exchange fee
    distribution/service fees of A      .  Rule 12b-1 distribution/service
    Shares is higher than shareholder      fee equal to 0.50% of the class'
    service fee of Institutional Shares    average daily net assets (0.25%
                                           for Brown Advisory Opportunity
                                           Fund and Brown Advisory
                                           Intermediate Income Fund)
                                        .  No separate shareholder service fee
                                        .  Higher expense ratio than
                                           Institutional Shares because Rule
                                           12b-1 distribution/service fee of
                                           A shares is higher than the
                                           shareholder service fee of
                                           Institutional Shares


Effective April 25, 2006, all issued and outstanding A Shares of Brown Advisory Small-Cap Growth Fund were renamed D Shares. A Shares of Brown Advisory Small-Cap Growth Fund offered in this prospectus are a newly created Fund class.

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As of April 25, 2006, Brown Advisory Small-Cap Growth Fund ceased the public offering of D Shares. This means that D Shares is closed to new investors and current shareholders may not purchase additional shares (except through a pre-established automatic distribution reinvestment program).


Sales charges and fees vary considerably between a Fund's classes. You should carefully consider the differences in the fee and sales charge structures as well as the length of time you wish to invest in a Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for a Fund before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

The following sub-sections summarize information you should know regarding sales charges applicable to purchases of A Shares of a Fund. Sales charge information is not separately posted under the mutual fund section (the "Section") of the Advisor's website located at www.brownadvisory.com because a copy of this prospectus containing such information is already available for review, free of charge, under the Section.

SALES CHARGE SCHEDULE -- A SHARES OF BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND AND BROWN ADVISORY SMALL-CAP VALUE FUND An initial sales charge is assessed on purchases of A Shares as follows:


                                      SALES CHARGE (LOAD) AS
                                              % OF:
                                         PUBLIC     NET ASSET
   AMOUNT OF PURCHASE                OFFERING PRICE VALUE/(1)/ REALLOWANCE %
   $0 but less than $50,000              3.50%        3.63%        3.50%
   $50,000 but less than $100,000        3.00%        3.09%        3.00%
   $100,000 but less than $250,000       2.50%        2.56%        2.50%
   $250,000 but less than $500,000       2.00%        2.04%        2.00%
   $500,000 but less than $1,000,000     1.50%        1.52%        1.50%
   $1,000,000 and up/(2)/                0.00%        0.00%        0.00%


/(1)/Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
/(2)/No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% of the sale price will be charged on purchases of $1 million or more that are liquidated in whole or in part within eighteen months of purchase.
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SALES CHARGE SCHEDULE -- A SHARES OF BROWN ADVISORY OPPORTUNITY FUND An initial sales charge is assessed on purchases of A Shares as follows:

                                      SALES CHARGE (LOAD) AS
                                              % OF:
                                         PUBLIC     NET ASSET
   AMOUNT OF PURCHASE                OFFERING PRICE VALUE/(1)/ REALLOWANCE %
   $0 but less than $50,000              5.50%        5.82%        5.00%
   $50,000 but less than $100,000        4.50%        4.71%        4.00%
   $100,000 but less than $250,000       3.50%        3.63%        3.00%
   $250,000 but less than $500,000       2.50%        2.56%        2.25%
   $500,000 but less than $1,000,000     2.00%        2.04%        1.75%
   $1,000,000 and up/(2)/                0.00%        0.00%        0.00%

/(1)/Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
/(2)/No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% of the sale price will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.

SALES CHARGE SCHEDULE -- A SHARES OF BROWN ADVISORY INTERMEDIATE INCOME FUND An initial sales charge is assessed on purchases of A Shares as follows:

                                      SALES CHARGE (LOAD) AS
                                              % OF:
                                         PUBLIC     NET ASSET
   AMOUNT OF PURCHASE                OFFERING PRICE VALUE/(1)/ REALLOWANCE %
   Less than $100,000                    1.50%        1.52%        1.35%
   $100,000 but less than $500,000       1.25%        1.27%        1.10%
   $500,000 but less than $1,000,000     1.00%        1.01%        0.90%
   $1,000,000 and up/(2)/                0.00%        0.00%        0.00%

/(1)/Rounded to the nearest one-hundredth percent.
/(2)/No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 0.50% of the sale price will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.

The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the previous tables.

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REDUCED SALES CHARGES -- A SHARES You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). The transaction processing procedures maintained by certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. A Fund permits financial institutions to calculate ROA and LOI based on the financial institution's transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.

To determine the applicable reduced sales charge under ROA, a Fund or its agent will combine the value of your current purchase with the collective value of shares of the Fund and any other Trust series for which the Advisor provides management services (collectively, "Brown Shares") (as of the Fund's prior business day) that were purchased previously for accounts (i) in your name,
(ii) in the name of your spouse, (iii) in the name of you and your spouse,
(iv) in the name of your minor child under the age of 21, and (v) sharing the same mailing address ("Accounts").

TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children's ages), or other household members and, if requested by your financial institution, the following additional information regarding these Accounts:

  . Information or records regarding Brown Shares held in all accounts in your name at the transfer agent;
  . Information or records regarding Brown Shares held in all accounts in your name at a financial intermediary; and
  . Information or records regarding Brown Shares for Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.


You may also enter into an LOI, which expresses your intent to invest $100,000 or more in a Fund's A Shares in Accounts within a future period of thirteen months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay a Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction. Accounts subject to the LOI must be specifically identified in the LOI.


                                                                             80
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ELIMINATION OF INITIAL SALES CHARGES -- A SHARES Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

  . A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC
  . Any bank, trust company, savings institution, registered investment advisor, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee
  . Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
  . Any person who has, within the preceding 90 days, redeemed Fund shares through a financial institution and completes a reinstatement form upon investment with that financial institution (but only on purchases in amounts not exceeding the redeemed amounts)
  . Any person who exchanges into a Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund.

Each Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares of a Fund so purchased may not be resold except to that Fund.


CONTINGENT DEFERRED SALES CHARGE SCHEDULE -- A SHARES A CDSC of 1.00% of the sale price is assessed on redemptions of A Shares of each equity fund that were part of a purchase of $1 million or more and that are liquidated in whole or in part within eighteen months of purchase (within two years of purchase for Brown Advisory Opportunity Fund). A CDSC of 0.50% of the sale price is assessed on redemptions of A Shares of Brown Advisory Intermediate Income Fund that were part of a purchase of $1 million or more and that are liquidated in whole or in part within two years of purchase.

To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. A Fund will then liquidate shares in the order that they were first purchased until the redemption request is satisfied. The Distributor pays a sales commission of 1.00% of the offering price of A Shares of each equity fund and a sales commission of 0.50% of the offering price of A Shares of Brown Advisory Intermediate Income Fund to brokers that initiate and are responsible for purchases of $1 million or more.


RULE 12B-1 DISTRIBUTION AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which each Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as

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compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.50% of the average daily net assets of A Shares (0.25% for Brown Advisory Opportunity Fund and Brown Advisory Intermediate Income Fund) and 0.25% of the average daily net assets of D Shares of Brown Advisory Small-Cap Growth Fund. With respect to A Shares, up to 0.25% of average daily net assets can be used to pay for shareholder services. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution service or activity designed to retain Fund shareholders.


The Trust has also adopted a Shareholder Service Plan under which the Fund may pay a fee of up to 0.05% of the average daily net assets of each Fund's Institutional Shares for shareholder services provided to the Funds by financial institutions, including the Advisor.

Because each Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

RETIREMENT ACCOUNTS

You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER PERFORMANCE
INFORMATION       [LOGO] BROWN ADVISORY FUNDS

PAST PERFORMANCE OF WILLIAM K. MORRILL, PORTFOLIO MANAGER -- BROWN ADVISORY REAL ESTATE FUND

The performance information has been provided by the Advisor and relates to the historical performance of the private accounts managed by the portfolio manager when employed at another investment advisor and prior to the commencement of operations of Brown Advisory Real Estate Fund in December 2003, pursuant to the real estate income strategy (the "Composite"), the style used to manage the Fund. The portfolio manager manages private accounts for the Advisor, but not other registered investment companies, with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. Due to, among other things, the short time for which these private accounts have been managed by the portfolio manager and for which there is limited availability of performance information, the performance of these accounts is not included in the Composite. The Advisor does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Advisor is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower. You should not consider these performance data as an indication of future performance of the Fund.

All returns presented below were calculated on a total return basis, include he reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by the private accounts included in the Composite, without provision for Federal or state income taxes.

The Fund's performance will be calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the Composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of the private accounts for the periods ended March 31, 2003. As described above, the return figures reflect performance net of advisory fees and transaction costs. It is anticipated that shareholders of the Fund will bear higher fees and expenses than those that were applicable to the private accounts. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or a individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

83
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                         REAL ESTATE INCOME COMPOSITE
                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                          PERIOD ENDED MARCH 31, 2003
                                    [CHART]
               Since Inception
   1 Year      (April 1, 2001)
   ------      ---------------
    2.20%           13.31%

                                               REAL ESTATE    NAREIT
                                                 INCOME       EQUITY     S&P 500
ANNUAL RETURNS (PERIODS ENDED MARCH 31, 2003) COMPOSITE/(1)/ INDEX/(2)/ INDEX/(3)/
      1 Year (2003)                               2.20%       -3.45%     -24.77%
      Since Inception (2001-2003)/(4)/           13.31%        8.91%     -13.16%

/(1)/The presentation above describes 13 accounts valued at $5.1 million, as of
    March 31, 2003. The Composite comprises all discretionary accounts that were managed by the portfolio manager in the real estate income strategy while at LaSalle. There are no accounts excluded from the Composite. Although the private accounts were managed by applying objectives, policies and strategies that are substantially similar to those to be used by the Advisor in connection with the Fund, the Fund may invest in different securities than the private accounts. During the period for which performance is shown, the total assets contained in the accounts were between $250,000 and $5.1 million. The Fund's assets may be substantially greater and the size of the Fund may affect the types of investment it will make. Investors should not assume that they will experience returns in the future, comparable to those show above.
/(2)/The NAREIT Equity Index (the "Index") is a commonly used index measuring the performance of all publicly-traded real estate investment trusts that are Equity REITs as determined and complied by the National Association of Real Estate Investment Trusts. The Index is unmanaged, does not include any expenses, taxes, fees or charges and performance is calculated assuming the reinvestment of all distributions. No Index is directly comparable to the Composite or to the Fund. An investor cannot invest directly in the Index. The performance data are set forth solely for the information of the prospective investors in the Fund. The Fund does not restrict its investment to securities included in the Index.
/(3)/The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. Like the NAREIT Index, the S&P 500 Index is unmanaged and reflects
                                                                             84
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  [LOGO] BROWN ADVISORY FUNDS

  reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures for the Composite, the S&P 500 Index's performance does not reflect the effect of expenses.
/(4)/Since inception, April 1, 2001.

PAST PERFORMANCE OF CARDINAL CAPITAL MANAGEMENT, L.L.C., SUB-ADVISOR --
 BROWN ADVISORY SMALL-CAP VALUE FUND

The performance information has been provided by Cardinal and relates to the historical performance of the private client accounts managed by Cardinal pursuant to its small-cap value equity style (the "Composite"), the style used to manage Brown Advisory Small-Cap Value Fund which commenced operations on October 2003. Cardinal does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While Cardinal is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower. You should not consider these performance data as an indication of future performance of the Fund.

Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Transactions were recorded on trade date. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by Cardinal's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance will be calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of Cardinal's private accounts for the periods ended December 31, 2005. The total return figures reflect performance net of all advisory fees and transaction costs. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.
85

[LOGO] BROWN ADVISORY FUNDS

             CARDINAL'S SMALL-CAP VALUE EQUITY STRATEGY COMPOSITE
                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 2005
                                    [CHART]
                                                    Since Inception
   1 Year       3 Years     5 Years     10 Years     (May 1, 1995)
   ------       -------     -------     --------     -------------
   12.29%       22.76%      16.38%       15.41%          16.43%

                                     CARDINAL'S
                                      SMALL-CAP      RUSSELL
                                    VALUE EQUITY     2000(R)      RUSSELL
                                      STRATEGY        VALUE       2000(R)
   YEAR(S)                          COMPOSITE/(1)/ INDEX/(2)/   INDEX/(3)/
   1 Year (2005)                       12.29%        4.70%        4.56%
   3 Years (2003-2005)                 22.76%       23.18%       22.13%
   5 Years (2001-2005)                 16.38%       13.56%        8.25%
   10 Years (1996-2005)                15.41%       13.08%        9.26%
   Since Inception (1995-2005)/(4)/    16.43%       13.94%/(5)/  10.53%/(5)/

/(1)/The presentation above describes 25 accounts valued at $785 million, as of December 31, 2005. The Composite comprises all discretionary accounts that have substantially similar investment objectives, policies and restrictions, except those accounts having less than $5 million in assets. As of December 31, 2005, 45 accounts were excluded from the composite (combined assets of $231.7 million). Composite performance includes terminated accounts and accounts that have been open for at least one month.
/(2)/The Russell 2000 Value Index measures the performance of those Russell
     2000 companies with lower price-to-book ratios and lower forecasted growth values.
/(3)/The Russell 2000 Index is a widely recognized, capitalization-weighted index, which measures the performance of the 2,000 smallest companies in the Russell 3000 index.
/(4)/Since inception, May 1, 1995 through December 31, 2005.
/(5)/For the period of April 30, 1995 through December 31, 2005.

  [LOGO] BROWN ADVISORY FUNDS

PAST PERFORMANCE OF PHILADELPHIA INTERNATIONAL ADVISORS, LP, SUB-ADVISOR --BROWN ADVISORY INTERNATIONAL FUND

The performance information has been provided by PIA and relates to the historical performance of the client accounts managed by PIA pursuant to its international equity select style (the "Composite"), the style used by PIA to manage the assets of Brown Advisory International Fund allocated to it for management by the Advisor. PIA has managed all or a portion of the Fund's assets since the Fund's inception in January 2003. PIA does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While PIA is primarily responsible for the performance of that portion of the Fund's portfolio allocated to it for management, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower. You should not consider these performance data as an indication of future performance of the Fund.

Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Transactions were recorded on trade date. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by PIA's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amend, or Subchapter M of the Internal Revenue Code of 1986, as amended.

Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the Composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of the Composite for the periods ended December 31, 2005. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.
87

[LOGO] BROWN ADVISORY FUNDS

                  PIA'S INTERNATIONAL EQUITY SELECT COMPOSITE
                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 2005
                                    [CHART]

               Since Inception
   1 Year      (April 1, 2003)
   ------      ---------------
   12.46%%           29.81%

                                               PIA'S
                                           INTERNATIONAL
                                              EQUITY         MSCI
                                             STRATEGY        EAFE
          YEAR(S)                          COMPOSITE/(1)/ INDEX/(2)/
          1 Year (2005)                       12.46%       13.54%
          Since Inception (2003-2005)/(3)/    29.81%       30.09%/(4)/

/(1)/The presentation above describes 3 accounts (inclusive of Brown Advisory
     International Fund assets allocated to PIA for management) valued at $533 million, as of December 31, 2005. The Composite comprises all discretionary accounts that have substantially similar investment objectives, policies and restrictions. Composite performance includes terminated accounts. New accounts are added beginning the quarter following their inception date.
/(2)/The MSCI EAFE Index is an unmanaged market capitalization-weighted equity index comprising 21 of the 49 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated without change, into regional MSCI indices. The MSCI EAFE Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the MSCI EAFE Index's performance does not reflect the effect of expenses.
/(3)/April 1, 2003.
/(4)/For the period from March 31, 2003 through December 31, 2005.

  [LOGO] BROWN ADVISORY FUNDS

PAST PERFORMANCE OF WALTER SCOTT & PARTNERS LIMITED, SUB-ADVISOR --
 BROWN ADVISORY INTERNATIONAL FUND

The performance information has been provided by WSPL and relates to the historical performance of all U.S. dollar based client accounts managed by WSPL pursuant to its international equity style since December 31, 1991 (the "Composite"). The international equity style is the style used by WSPL to manage the assets of Brown Advisory International Fund allocated to it for management by the Advisor. WSPL has been a Sub-Advisor to the Fund since August 2004. Other registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund are included in the Composite.

While WSPL is primarily responsible for the performance of that portion of the Fund's portfolio allocated to it for management, the information presented does not represent the past performance of the Fund. If the performance of the Composite had been readjusted to reflect the first year expenses of the Fund, the performance of the Composite would have been lower than the Fund's. You should not consider these performance data as an indication of future performance of the Fund.

Results for the full period have been time-weighted and dollar-weighted in accordance with AIMR-PPS(TM). Transactions were recorded on trade date. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, if applicable (income withdraws are treated as cash out), and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of WSPL's maximum 1.00% management fee, brokerage commissions , execution costs, and withholding taxes in dividends and interest, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amend, or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of WSPL's private accounts for the periods ended December 31, 2005. The total return figures reflect performance net of all advisory fees and transaction costs. The data is unaudited and is not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

[LOGO] BROWN ADVISORY FUNDS

                WSPL'S INTERNATIONAL EQUITY STRATEGY COMPOSITE
                      AVERAGE ANNUAL TOTAL RETURN FOR THE
                        PERIOD ENDED DECEMBER 31, 2005
                                    [CHART]
   1 Year       3 Years     5 Years     10 Years
   ------       -------     -------     --------
   18.15%       21.36%       6.53%       8.97%

                                         WSPL'S
                                      INTERNATIONAL
                                         EQUITY        MSCI
                                        STRATEGY       EAFE
                 YEAR(S)              COMPOSITE/(1)/ INDEX/(2)/
                 1 Year (2005)           18.15%       13.54%
                 3 Years (2003-2005)     21.36%       23.68%
                 5 Years (2001-2005)      6.53%        4.55%
                 10 Years (1996-2005)     8.97%        5.84%

/(1)/The presentation above describes 55 accounts valued at $8.9 billion as of December 31, 2005. The Composite comprises all U.S. dollar denominated discretionary accounts that have substantially similar investment objectives, policies and restrictions. Composite performance includes terminated accounts and accounts that have been open for at least one month.
/(2)/The MSCI EAFE Index is an unmanaged market capitalization-weighted equity index comprising 21 of the 49 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated without change, into regional MSCI indices. The MSCI EAFE Index is unmanaged and reflects reinvestments of all dividends paid by stocks net of withholding tax included in the index. Unlike the performance figures of the Fund, the MSCI EAFE Index's performance does not reflect the effect of expenses.

OTHER INFORMATION [LOGO] BROWN ADVISORY FUNDS

DISTRIBUTIONS
Each Fund declares distributions from net investment income at least quarterly. Any net capital gain realized by each Fund will be distributed at least annually.

All distributions of each Fund (including distributions from D Shares of Brown Advisory Small-Cap Growth Fund) are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund's distributions, regardless of whether you reinvest them or receive them in cash. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by a Fund and the shareholder. A Fund's distributions of dividends that it receives from REITs generally do not constitute "qualified dividend income."

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

[LOGO] BROWN ADVISORY FUNDS

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year. The REITs in which the Brown Advisory Real Estate Fund invests may not provide complete tax information to the Fund until after the calendar year end. As a result, it may be necessary of the Brown Advisory Real Estate Fund to request permission to extend the deadline for the issuance of a Form 1099-DIV until after January 31 or to issue a revised Forum 1099-DIV after January 31.

ADDITIONAL TAX MATTERS -- BROWN ADVISORY MARYLAND BOND FUND It is anticipated that substantially all of the Fund's net income will be exempt from Federal and Maryland state income taxes.

Generally, you are not subject to Federal income tax on the Fund's distributions of its tax-exempt interest income other than the Federal alternative minimum tax ("AMT").

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS [LOGO] BROWN ADVISORY FUNDS


The financial highlight tables are intended to help you understand the financial performance of each Fund for the past 5 years or for the period of a Fund's operations if less than 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. The information for the year ended May 31, 2006 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. The financial information for Institutional Shares of Brown Advisory Opportunity Fund for periods prior to December 30, 2005 is that of The Nevis Fund, Inc. (see Risk/Return Summary -- Brown Advisory Opportunity
Fund). The financial information for Institutional Shares and A Shares of Brown Advisory Intermediate Income Fund prior to September 22, 2002 is that of Institutional Shares and A Shares, respectively, of Short-Intermediate Income Fund, Inc. (see Risk/Return Summary -- Brown Advisory Intermediate Income Fund).


93
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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                             94
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  [LOGO] BROWN ADVISORY FUNDS


                                                                       SELECTED DATA FOR A SINGLE SHARE
                                   -----------------------------------------------------------------------------------
                                                                                               DISTRIBUTIONS
                                                                                     ---------------------------------
                                   NET ASSET     NET         NET REALIZED                                    TOTAL
                                     VALUE    INVESTMENT         AND      TOTAL FROM  FROM NET  FROM NET DISTRIBUTIONS
                                   BEGINNING    INCOME        UNREALIZED  INVESTMENT INVESTMENT REALIZED      TO
                                   OF PERIOD    (LOSS)       GAIN (LOSS)  OPERATIONS   INCOME    GAINS   SHAREHOLDERS
BROWN ADVISORY GROWTH EQUITY FUND
Year Ended
 May 31, 2006
   Institutional Shares             $ 8.50     (0.01)/(b)/       0.48        0.47         --        --          --
   A Shares/(f)/                      8.94        --/(b)(g)/     0.04        0.04         --        --          --
 May 31, 2005
   Institutional Shares               8.33      0.03/(b)/        0.17        0.20      (0.03)       --       (0.03)
 May 31, 2004
   Institutional Shares/(h)/          7.22        --/(g)/        1.12        1.12      (0.01)       --       (0.01)
 May 31, 2003
   Institutional Shares/(i)/          7.58      0.03            (0.35)      (0.32)     (0.04)       --       (0.04)
   A Shares/(h)/                      6.96        --             0.25        0.25         --        --          --
 May 31, 2002
   Institutional Shares/(i)/          9.40      0.04            (1.82)      (1.78)     (0.04)       --       (0.04)
BROWN ADVISORY VALUE EQUITY FUND
Year/Period Ended
 May 31, 2006
   Institutional Shares             $13.66      0.21/(b)/        0.88        1.09      (0.17)    (0.89)      (1.06)
   A Shares/(f)/                     13.96      0.05/(b)/       (0.33)      (0.28)        --        --          --
 May 31, 2005
   Institutional Shares              13.44      0.14/(b)/        1.00        1.14      (0.12)    (0.80)      (0.92)
 May 31, 2004/(j)/
   Institutional Shares              12.86      0.04             0.56        0.60      (0.02)       --       (0.02)
 December 31, 2003
   Institutional Shares/(f)(k)/      10.00      0.07             3.38        3.45      (0.07)    (0.52)      (0.59)
BROWN ADVISORY SMALL-CAP GROWTH FUND
Year Ended
 May 31, 2006
   Institutional Shares             $10.32     (0.11)/(b)/       1.17        1.06         --        --          --
   A Shares/(f)(l)/                  12.11     (0.02)/(b)/      (0.72)      (0.74)        --        --          --
   D Shares                          19.38     (0.31)/(b)/       2.21        1.90         --        --          --
 May 31, 2005
   Institutional Shares              10.11     (0.12)/(b)/       0.33        0.21         --        --          --
   A Shares                          19.09     (0.28)/(b)/       0.57        0.29         --        --          --
 May 31, 2004
   Institutional Shares               7.99     (0.14)            2.26        2.12         --        --          --
   A Shares/(m)/                     15.06     (0.30)            4.33        4.03         --        --          --
 May 31, 2003
   Institutional Shares/(n)/          8.26     (0.09)           (0.18)      (0.27)        --        --          --
   A Shares/(f)/                     11.18     (0.18)            4.06        3.88         --        --          --
   B Shares/(m)/                     10.56     (0.17)            3.79        3.62         --        --          --
 May 31, 2002
   Institutional Shares/(n)/         11.67     (0.10)           (3.31)      (3.41)        --        --          --

                                   ----------------------
                                               NET ASSET
                                                 VALUE
                                   REDEMPTION   END OF
                                   FEES/(B)/    PERIOD
BROWN ADVISORY GROWTH EQUITY FUND
Year Ended
 May 31, 2006
   Institutional Shares                --       $ 8.97
   A Shares/(f)/                       --         8.98
 May 31, 2005
   Institutional Shares                --         8.50
 May 31, 2004
   Institutional Shares/(h)/           --/(g)/    8.33
 May 31, 2003
   Institutional Shares/(i)/           --         7.22
   A Shares/(h)/                       --         7.21
 May 31, 2002
   Institutional Shares/(i)/           --         7.58
BROWN ADVISORY VALUE EQUITY FUND
Year/Period Ended
 May 31, 2006
   Institutional Shares                --       $13.69
   A Shares/(f)/                       --        13.68
 May 31, 2005
   Institutional Shares                --        13.66
 May 31, 2004/(j)/
   Institutional Shares                --/(g)/   13.44
 December 31, 2003
   Institutional Shares/(f)(k)/        --        12.86
BROWN ADVISORY SMALL-CAP GROWTH FUND
Year Ended
 May 31, 2006
   Institutional Shares                --       $11.38
   A Shares/(f)(l)/                    --        11.37
   D Shares                            --        21.28
 May 31, 2005
   Institutional Shares                --/(g)/   10.32
   A Shares                            --/(g)/   19.38
 May 31, 2004
   Institutional Shares                --/(g)/   10.11
   A Shares/(m)/                       --        19.09
 May 31, 2003
   Institutional Shares/(n)/           --/(g)/    7.99
   A Shares/(f)/                       --        15.06
   B Shares/(m)/                       --        14.18
 May 31, 2002
   Institutional Shares/(n)/           --         8.26

95

[LOGO] BROWN ADVISORY FUNDS

                          RATIOS/SUPPLEMENTAL DATA
 ---------------------------------------------------------------------------
                                 RATIOS TO AVERAGE NET ASSETS/(A)/
                                -----------------------------------
                 NET ASSETS AT       NET                             PORTFOLIO
     TOTAL       END OF PERIOD   INVESTMENT     NET       GROSS      TURNOVER
 RETURN/(C)(D)/ (000'S OMITTED) INCOME (LOSS) EXPENSES EXPENSES/(E)/ RATE/(D)/
     5.53 %        $ 52,938        (0.13)%     1.09%        1.11%       38%
     0.45 %           1,825        (0.51)%     1.49%        7.00%       38%
     2.45 %          44,288         0.41 %     0.98%        1.09%       40%
    15.52 %          44,709         0.03 %     1.00%        1.21%       32%
    (4.16)%          34,067         0.50 %     0.73%        1.29%       42%
     3.59 %              10         0.14 %     1.25%     1477.65%       42%
   (18.96)%          36,273         0.45 %     0.47%        1.22%       50%
     8.26 %        $158,306         1.51 %     0.99%        0.99%       75%
    (2.01)%           2,120         4.11 %     1.56%        4.84%       75%
     8.67 %         133,454         1.04 %     0.99%        1.03%       78%
     4.69 %          95,117         0.82 %     1.00%        1.09%       33%
    34.79 %          66,555         1.04 %     1.00%        1.49%       71%
    10.27 %        $122,211        (1.01)%     1.25%        1.26%       80%
    (6.11)%             370        (1.55)%     1.80%       11.69%       80%
     9.80 %          13,982        (1.44)%     1.68%        1.69%       80%
     2.08 %         106,643        (1.19)%     1.23%        1.25%       22%
     1.52 %          15,281        (1.49)%     1.53%        1.80%       22%
    26.53 %         112,594        (1.21)%     1.23%        1.24%       25%
    26.76 %          18,846        (1.49)%     1.50%        1.81%       25%
    (3.27)%         103,357        (1.20)%     1.25%        1.28%       33%
    34.70 %          16,625        (1.46)%     1.50%        1.95%       33%
    34.28 %           1,409        (1.96)%     2.00%        4.95%       33%
   (29.22)%         126,199        (1.17)%     1.24%        1.24%       21%

  [LOGO] BROWN ADVISORY FUNDS



                                                                             SELECTED DATA FOR A SINGLE SHARE
                                   ---------------------------------------------------------------------------------
                                                                                                     DISTRIBUTIONS
                                                                                      ------------------------------
                                   NET ASSET     NET         NET REALIZED                                     FROM
                                     VALUE    INVESTMENT         AND       TOTAL FROM  FROM NET   FROM NET   RETURN
                                   BEGINNING    INCOME        UNREALIZED   INVESTMENT INVESTMENT  REALIZED     OF
                                   OF PERIOD    (LOSS)       GAIN (LOSS)   OPERATIONS   INCOME     GAINS     CAPITAL
BROWN ADVISORY SMALL-CAP VALUE FUND
Year/Period Ended
 May 31, 2006
   Institutional Shares/(o)/        $13.08      0.07/(b)/        1.94         2.01      (0.09)    (0.91)         --
   A Shares/(f)/                     14.94      0.00/(b)(g)/    (0.86)       (0.86)        --        --          --
 May 31, 2005
   Institutional Shares/(o)/         11.31      0.07/(b)/        2.07         2.14      (0.06)    (0.31)         --
 May 31, 2004
   Institutional Shares/(o)/         10.00     (0.01)            1.32         1.31         --        --/(g)/     --
BROWN ADVISORY OPPORTUNITY FUND
Year Ended
 May 31, 2006
   Institutional Shares             $12.39     (0.16)/(b)/       0.32         0.16         --        --          --
 May 31, 2005/(q)(v)/                12.49     (0.16)/(b)/       0.06/(r)/   (0.10)        --        --          --
 May 31, 2004/(q)(v)/                 9.85     (0.22)            2.86         2.64         --        --          --
 May 31, 2003/(q)(v)/                10.20     (0.11)           (0.24)       (0.35)        --        --          --
 May 31, 2002/(q)(v)/                18.62     (0.32)           (8.10)       (8.42)        --        --          --
BROWN ADVISORY INTERNATIONAL FUND
Year/Period Ended
 May 31, 2006
   Institutional Shares             $12.92      0.15/(b)/        3.35         3.50      (0.13)    (0.69)         --
 May 31, 2005
   Institutional Shares              13.69      0.21/(b)/        1.34         1.55      (0.19)    (2.13)         --
 May 31, 2004
   Institutional Shares/(j)/         13.48      0.09             0.13         0.22      (0.01)       --          --
 December 31, 2003
   Institutional Shares/(f)(s)/      10.00      0.15             3.96         4.11      (0.17)    (0.46)         --
BROWN ADVISORY REAL ESTATE FUND
Year/Period Ended
 May 31, 2006
   Institutional Shares             $11.97      0.19/(b)/        1.66         1.85      (0.46)    (0.21)         --
 May 31, 2005
   Institutional Shares              10.10      0.34/(b)/        2.03         2.37      (0.43)       --       (0.07)
 May 31, 2004
   Institutional Shares/(f)/         10.00      0.21             0.03         0.24      (0.14)       --          --


                                   ------------------------------------
                                   --------------
                                       TOTAL
                                   DISTRIBUTIONS             NET ASSET
                                        TO       REDEMPTION  VALUE END
                                   SHAREHOLDERS  FEES/(B)/   OF PERIOD
BROWN ADVISORY SMALL-CAP VALUE FUND
Year/Period Ended
 May 31, 2006
   Institutional Shares/(o)/           (1.00)        --/(g)/  $14.09
   A Shares/(f)/                          --         --/(g)/   14.08
 May 31, 2005
   Institutional Shares/(o)/           (0.37)        --        13.08
 May 31, 2004
   Institutional Shares/(o)/              --         --/(g)/   11.31
BROWN ADVISORY OPPORTUNITY FUND
Year Ended
 May 31, 2006
   Institutional Shares                   --         --       $12.55
 May 31, 2005/(q)(v)/                     --         --/(g)/   12.39
 May 31, 2004/(q)(v)/                     --         --/(g)/   12.49
 May 31, 2003/(q)(v)/                     --         --/(g)/    9.85
 May 31, 2002/(q)(v)/                     --         --/(g)/   10.20
BROWN ADVISORY INTERNATIONAL FUND
Year/Period Ended
 May 31, 2006
   Institutional Shares                (0.82)        --       $15.60
 May 31, 2005
   Institutional Shares                (2.32)        --        12.92
 May 31, 2004
   Institutional Shares/(j)/           (0.01)        --/(g)/   13.69
 December 31, 2003
   Institutional Shares/(f)(s)/        (0.63)        --/(g)/   13.48
BROWN ADVISORY REAL ESTATE FUND
Year/Period Ended
 May 31, 2006
   Institutional Shares                (0.67)        --       $13.15
 May 31, 2005
   Institutional Shares                (0.50)        --        11.97
 May 31, 2004
   Institutional Shares/(f)/           (0.14)        --/(g)/   10.10

[LOGO] BROWN ADVISORY FUNDS

                           RATIOS/SUPPLEMENTAL DATA
 -----------------------------------------------------------------------------
                                  RATIOS TO AVERAGE NET ASSETS/(A)/
                                 -----------------------------------
                  NET ASSETS AT       NET                             PORTFOLIO
     TOTAL        END OF PERIOD   INVESTMENT     NET       GROSS      TURNOVER
 RETURN/(C)(D)/  (000'S OMITTED) INCOME (LOSS) EXPENSES EXPENSES/(E)/ RATE/(D)/
    15.79 %         $113,999         0.50 %     1.26%       1.28%        48%
    (5.76)%              182        (0.29)%     1.80%      41.84%        48%
     19.09%           85,004         0.58 %     1.23%       1.35%        57%
     13.13%           39,779        (0.33)%     1.25%       2.04%        33%
     1.29 %/(p)/    $ 18,650        (1.15)%     1.50%       1.75%        96%
    (0.80)%           20,442        (1.31)%     1.50%       1.50%        16%
    26.80 %           29,747        (1.48)%     1.50%       1.50%        61%
    (3.43)%           31,648        (1.43)%     1.50%       1.50%        51%
   (45.22)%           36,632        (1.33)%     1.50%       1.50%        26%
    27.89 %         $287,710         1.06 %     1.31%       1.31%        35%
    11.44 %          195,690         1.56 %     1.33%       1.36%        78%
     1.63 %          125,796         1.51 %     1.25%       1.30%        39%
    41.77 %          119,655         1.35 %     1.25%       1.37%        66%
    15.76 %         $ 21,370         1.51 %     1.24%       1.34%        45%
    23.88 %           20,253         3.05 %     0.98%       1.47%        10%
     2.34 %           13,861         5.23 %     1.00%       4.52%        15%

  [LOGO] BROWN ADVISORY FUNDS


                                                                    SELECTED DATA FOR A SINGLE SHARE
                                -----------------------------------------------------------------------------------------------
                                                                                           DISTRIBUTIONS
                                                                                -----------------------------------
                                NET ASSET    NET       NET REALIZED                                       TOTAL
                                  VALUE   INVESTMENT       AND       TOTAL FROM  FROM NET  FROM NET   DISTRIBUTIONS
                                BEGINNING   INCOME      UNREALIZED   INVESTMENT INVESTMENT REALIZED        TO       REDEMPTION
                                OF PERIOD   (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME    GAINS     SHAREHOLDERS  FEES/(B)/
BROWN ADVISORY MARYLAND BOND FUND
Year Ended
 May 31, 2006
   Institutional Shares          $10.51      0.29/(b)/    (0.23)        0.06      (0.29)      --          (0.29)        --
 May 31, 2005
   Institutional Shares           10.44      0.30/(b)/     0.07         0.37      (0.30)      --/(g)/     (0.30)        --
 May 31, 2004
   Institutional Shares/(t)/      10.85      0.29         (0.41)       (0.12)     (0.29)      --          (0.29)        --
 May 31, 2003
   Institutional Shares/(u)/      10.29      0.34          0.56         0.90      (0.34)      --          (0.34)        --
   A Shares/(t)/                  10.64      0.03          0.21         0.24      (0.03)      --          (0.03)        --
 May 31, 2002
   Institutional Shares/(u)/      10.12      0.40          0.17         0.57      (0.40)      --          (0.40)        --
BROWN ADVISORY INTERMEDIATE INCOME FUND
Year/Period Ended
 May 31, 2006
   Institutional Shares          $10.76      0.43/(b)/    (0.39)        0.04      (0.44)      --          (0.44)        --/(g)/
   A Shares                       10.59      0.39/(b)/    (0.38)        0.01      (0.41)      --          (0.41)        --
 May 31, 2005
   Institutional Shares           10.71      0.41/(b)/     0.06         0.47      (0.42)      --          (0.42)        --
   A Shares                       10.55      0.37/(b)/     0.06         0.43      (0.39)      --          (0.39)        --
 May 31, 2004/(j)/
   Institutional Shares           10.92      0.18         (0.19)       (0.01)     (0.20)      --          (0.20)        --/(g)/
   A Shares                       10.76      0.16         (0.18)       (0.02)     (0.19)      --          (0.19)        --
 December 31, 2003
   Institutional Shares           10.92      0.41          0.01         0.42      (0.42)      --          (0.42)        --
   A Shares                       10.76      0.40         (0.02)        0.38      (0.38)      --          (0.38)        --
 December 31, 2002
   Institutional Shares           10.65      0.52/(b)/     0.25/(b)/    0.77      (0.50)      --          (0.50)        --
   A Shares                       10.49      0.49/(b)/     0.25/(b)/    0.74      (0.47)      --          (0.47)        --
 December 31, 2001
   Institutional Shares           10.42      0.60          0.25         0.85      (0.62)      --          (0.62)        --
   A Shares                       10.28      0.56          0.25         0.81      (0.60)      --          (0.60)        --

                                ----------
                                NET ASSET
                                  VALUE
                                 END OF
                                 PERIOD
BROWN ADVISORY MARYLAND BOND FUND
Year Ended
 May 31, 2006
   Institutional Shares          $10.28
 May 31, 2005
   Institutional Shares           10.51
 May 31, 2004
   Institutional Shares/(t)/      10.44
 May 31, 2003
   Institutional Shares/(u)/      10.85
   A Shares/(t)/                  10.85
 May 31, 2002
   Institutional Shares/(u)/      10.29
BROWN ADVISORY INTERMEDIATE INCOME FUND
Year/Period Ended
 May 31, 2006
   Institutional Shares          $10.36
   A Shares                       10.19
 May 31, 2005
   Institutional Shares           10.76
   A Shares                       10.59
 May 31, 2004/(j)/
   Institutional Shares           10.71
   A Shares                       10.55
 December 31, 2003
   Institutional Shares           10.92
   A Shares                       10.76
 December 31, 2002
   Institutional Shares           10.92
   A Shares                       10.76
 December 31, 2001
   Institutional Shares           10.65
   A Shares                       10.49

99

[LOGO] BROWN ADVISORY FUNDS

                          RATIOS/SUPPLEMENTAL DATA
 ---------------------------------------------------------------------------
                                 RATIOS TO AVERAGE NET ASSETS/(A)/
                                -----------------------------------
                 NET ASSETS AT       NET                             PORTFOLIO
     TOTAL       END OF PERIOD   INVESTMENT     NET       GROSS      TURNOVER
 RETURN/(C)(D)/ (000'S OMITTED) INCOME (LOSS) EXPENSES EXPENSES/(E)/ RATE/(D)/
     0.65 %        $ 82,118         2.83%      0.80%       0.80%         8%
     3.58 %          73,981         2.80%      0.75%       0.81%         5%
    (1.10)%          69,829         2.73%      0.75%       0.84%         6%
     8.93 %          66,672         3.23%      0.48%       0.84%         5%
     2.23 %             102         2.22%      1.00%      24.97%         5%
     5.70 %          36,402         3.87%      0.25%       0.97%         7%
     0.42 %        $111,564         4.09%      0.60%       0.61%        33%
     0.06 %          15,525         3.71%      0.97%       0.97%        33%
     4.31 %          96,484         3.77%      0.60%       0.64%        39%
     4.09 %          16,823         3.48%      0.88%       1.07%        39%
    (0.01)%          69,251         3.90%      0.60%       0.64%        14%
    (0.20)%          18,971         3.64%      0.85%       1.08%        14%
     3.91 %          66,533         3.77%      0.48%       0.61%        69%
     3.59 %          20,309         3.52%      0.73%       1.03%        69%
     7.43 %          78,309         4.84%      0.45%       0.61%        40%
     7.24 %          30,565         4.59%      0.70%       0.91%        40%
     8.36 %          50,160         5.60%      0.45%       0.65%        47%
     8.03 %          38,290         5.36%      0.70%       0.90%        47%

  [LOGO] BROWN ADVISORY FUNDS
(a)Annualized for periods less than one year.
(b)Calculated based on average shares outstanding during the period.
(c)Total return does not include the effects of sales charges for A Shares.
(d)Not annualized for periods less than one year.
(e)Reflects the expense ratio excluding any waivers and/or expense reimbursements for a Fund or share class.

(f)Brown Advisory Growth Equity Fund's Institutional Shares and A Shares commenced operations on June 28, 1999 and April 25, 2006, respectively. Brown Advisory Value Equity Fund's Institutional Shares and A Shares commenced operations on January 28, 2003 and April 25, 2006, respectively. Brown Advisory Small-Cap Growth Fund's Institutional Shares, A Shares and D Shares commenced operations on June 28, 1999, April 25, 2006 and September 20, 2002, respectively. Brown Advisory Small-Cap Value Fund's Institutional Shares and A Shares commenced operations on October 31, 2003 and April 25, 2006, respectively. Brown Advisory Opportunity Fund's Institutional Shares commenced operations on June 29, 1998. Brown Advisory International Fund's Institutional Shares commenced operations on January 28, 2003. Brown Advisory Real Estate Fund's Institutional Shares commenced operations on December 10, 2003. Brown Advisory Maryland Bond Fund's Institutional Shares commenced operations on December 21, 2000. Brown Advisory Intermediate Income Fund's Institutional Shares and A Shares commenced operations on November 2, 1995 and May 13, 1991, respectively.

(g)Less than $0.01 per share.
(h)Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period June 1, 2003 through December 31, 2003, total return for A Shares was 13.73%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 10.13% and 1.24%, respectively.
(i)Shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.
(j)Effective May 31, 2004, the Fund changed its fiscal year end from December 31 to May 31.
(k)Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period February 17, 2003 (commencement of operations for A Shares) through December 31, 2003, the cumulative inception-to-date return for A Shares was 40.69%. For the aforementioned period, the annualized gross expenses and net expenses ratios for A Shares were 10.83% and 1.25%, respectively.
(l)Shares issued and outstanding as of April 25, 2006 were reclassified as D Shares.
(m)Effective December 31, 2003, B Shares were reclassified as A Shares. For the period June 1, 2003 through December 31, 2003, total return for B Shares was 24.33%. For the aforementioned period, the annualized gross expenses and net expenses ratios were 3.91% and 1.99%, respectively.
(n)Shares issued and outstanding as of July 17, 2002 were reclassified as Institutional Shares.
(o)Shares issued and outstanding as of April 25, 2006 were reclassified as Institutional Shares.

(p)The Fund's total return calculation includes a reimbursement by an affiliate. Excluding the effect of this payment from the Fund's ending net assets value per share, total return for the year ended May 31, 2006 would have been -1.67%.

(q)Period audited by other auditors.
(r)The amount shown for the year ended May 31, 2005 for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that year because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(s)Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period January 28, 2003 (commencement of operations for A Shares) through December 31, 2003, the cumulative inception-to-date return for A Shares was 41.38%. For the aforementioned period, the annualized gross expenses and net expenses ratios for A Shares were 14.26% and 1.50%, respectively.
(t)Effective December 31, 2003, A Shares were reclassified as Institutional Shares. For the period June 1, 2003 through December 31, 2003, total return for A Shares was 0.03%. For the aforementioned period, the annualized gross expenses and net expenses ratios for A Shares were 8.31% and 0.99%, respectively.
(u)Shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.
(v)Financial information is that of Predecessor Fund.
101

                        [LOGO] BROWN ADVISORY FUNDS

               BROWN ADVISORY GROWTH         BROWN ADVISORY
                    EQUITY FUND            INTERNATIONAL FUND
                Institutional Shares      Institutional Shares
                      A Shares
                BROWN ADVISORY VALUE      BROWN ADVISORY REAL
                    EQUITY FUND               ESTATE FUND
                Institutional Shares      Institutional Shares
                      A Shares
              BROWN ADVISORY SMALL-CAP  BROWN ADVISORY MARYLAND
                    GROWTH FUND                BOND FUND
                Institutional Shares      Institutional Shares
                      A Shares
                      D Shares
              BROWN ADVISORY SMALL-CAP       BROWN ADVISORY
                     VALUE FUND         INTERMEDIATE INCOME FUND
                Institutional Shares      Institutional Shares
                      A Shares                  A Shares
                   BROWN ADVISORY
                  OPPORTUNITY FUND
                Institutional Shares
                      A Shares

FOR MORE INFORMATION

                          ANNUAL/SEMI-ANNUAL REPORTS
    Additional information about each Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.
                              CONTACTING THE FUND
     You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about each Fund by contacting the Fund at:
                              Brown Advisory Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                           (800) 540-6807 (toll free)

  The Funds' prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Advisor's website at www.brownadvisory.com.

                SECURITIES AND EXCHANGE COMMISSION INFORMATION
  You can also review each Fund's annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities
    and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
  You can get copies of this information, for a fee, by e-mailing or writing to:
                              Public Reference Room
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                       E-mail address: publicinfo@sec.gov
  Fund information, including copies of the annual/semi-annual reports and the
             SAI, is available on the SEC's website at www.sec.gov.
                                  DISTRIBUTOR
                           Foreside Fund Services, LLC
                                www.foresides.com
                   Investment Company Act File No. 811-03023

[LOGO]
 MASTRAPASQUA
asset management
MASTRAPASQUA GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN THE COMMON STOCK OF COMPANIES WHOSE VALUATION MAY NOT YET REFLECT THE PROSPECTS FOR ACCELERATED EARNINGS/CASH FLOW GROWTH. THE FUND DOES NOT
PAY RULE 12B-1 (DISTRIBUTION) FEES.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


OCTOBER 1, 2006

MASTRAPASQUA GROWTH FUND
PROSPECTUS
[LOGO]
 MASTRAPASQUA
asset management

                                    [GRAPHIC]
                                                              TABLE OF CONTENTS

                    RISK/RETURN SUMMARY                   3
                      Investment Objective                3
                      Principal Investment Strategies     3
                      Principal Investment Risks          4
                      Who May Want to Invest in the Fund  5
                    PERFORMANCE INFORMATION               6
                    FEE TABLE                             8
                    MANAGEMENT                            9
                    YOUR ACCOUNT                         11
                      How to Contact the Fund            11
                      General Information                11
                      Buying Shares                      13
                      Selling Shares                     18
                      Exchange Privileges                21
                      Retirement Accounts                22
                    OTHER INFORMATION                    23
                    FINANCIAL HIGHLIGHTS                 25

                                    [GRAPHIC]
                                                            RISK/RETURN SUMMARY
CONCEPTS TO UNDERSTAND
COMMON STOCK means an equity or ownership interest in a company.
ACCELERATED EARNINGS OR CASH FLOW GROWTH means a dramatic increase in a company's earnings and/or cash flow.
MARKET CAPITALIZATION means the value of a company's common stock in the stock market.
PRICE/EARNINGS RATIO means the price of a stock divided by its earnings per share.
INVESTMENT OBJECTIVE
Mastrapasqua Growth Fund (the "Fund") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

PRINCIPAL INVESTMENT POLICIES The Fund invests primarily in the common stock of companies that Mastrapasqua Asset Management, Inc. (the Adviser") believes have a demonstrated record of achievement and excellent prospects for earnings or cash flow growth over a 3 to 5 year period. In selecting investments for the Fund, the Adviser also looks for the common stock of companies whose valuation may not yet reflect the prospects for accelerated earnings or cash flow growth.

The Fund seeks growth opportunities among companies of various market capitalizations but invests primarily in the common stock of domestic medium to large market capitalization companies. Medium and large capitalization companies have market capitalizations such as those included in the Russell 1000(R) Growth Index at the time of their purchase. From time to time, however, the Fund may invest in companies with a market capitalization of less than $1 billion and own securities of foreign-based companies. The Fund may also invest up to 15% of its assets in common stock that is not actively traded on a national or regional stock exchange or market.

THE ADVISER'S PROCESS In selecting investments for the Fund's portfolio, the Adviser looks for securities of companies that the Adviser believes have shown consistent above-average long-term growth in earnings and cash flow and have excellent prospects for future growth. Such companies generally have projected 3 to 5 year earnings and cash flow growth rates that exceed the Adviser's assessment of the companies' risk-adjusted price-to-earnings ratio.

A smaller portion of the Fund's investment portfolio may consist of securities of "accelerated earnings or cash flow growth" companies that the Adviser believes are either currently enjoying or are projected to enjoy a dramatic increase in earnings and/or cash flow. These companies often have been overlooked by the financial community and are believed by the Adviser to have valuations that have not been fully recognized by the market. In the Adviser's opinion, these companies may experience an uncharacteristically rapid growth rate during the immediate 18 to 36 months. These companies are typically newer additions to the portfolio and may become long-term holdings over time.

                                    [GRAPHIC]
Changes in the Adviser's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund may make short-term trades in order to take advantage of changing market, industry or company conditions. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The Adviser does not set a price target for its holdings in order to determine when to sell an investment, but generally will sell a security if one or more of the following occurs:

  .  A change in the fundamentals of a company or industry
  . The price of a security is deemed to be excessive when compared to its value
  . The Adviser believes that company management has not accurately assessed the company's prospects

TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and money market instruments. As a result, the Fund may be unable to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of the securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

  . The market may not recognize what the Adviser believes to be the true value of the stocks held for an unexpectedly long time.
  . The earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline.
  . The smaller a company's market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company.
4

                                    [GRAPHIC]
  . The Adviser's judgment as to the growth potential or value of a stock may prove to be wrong.
  . A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

  . Limitations on resale may have an adverse effect on the marketability of a security and the Fund may also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund may not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requests. The Fund may not purchase a security if such purchase would cause more than 15% of its total assets in securities that are not readily marketable.
  . The Fund's investment strategy may result in high turnover rates. This may increase the Fund's brokerage commission costs as well as its short-term capital gains. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:
  . Are willing to tolerate significant changes in the value of your investment . Are pursuing a long-term goal
  .  Are willing to accept higher short-term risk for potential long-term return

The Fund may NOT be appropriate for you if you:
  . Want an investment that pursues market trends or focuses only on particular sectors or industries
  .  Need regular income or stability of principal
  .  Are pursuing a short-term goal or investing emergency reserves

                                    [GRAPHIC]
PERFORMANCE INFORMATION

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2005. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's average annual performance from year-to-year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE, BEFORE AND AFTER TAXES, AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated.
                                    [CHART]
 2001     2002     2003     2004     2005
------   ------   ------   ------   ------
-31.34%  -35.87%  39.55%    8.50%    6.72%

    The calendar year-to-date total return as of June 30, 2006 was -3.50%.

During the periods shown in the chart, the highest quarterly return was 20.52% (for the quarter ended December 31, 2001) and the lowest quarterly return was -28.73% (for the quarter ended March 31, 2001).
6

                                    [GRAPHIC]
The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2005 to the Russell 1000 Growth Index.

                                                         SINCE INCEPTION
       FOR THE PERIOD ENDED 12/31/05       1 YEAR 5 YEAR   (7/5/2000)
       Return Before Taxes                 6.72%  -6.58%     -9.67%
       Return After Taxes on Distributions 6.72%  -6.58%     -9.67%
       Return After Taxes on Distributions
         and Sale of Fund Shares           4.37%  -5.47%     -7.91%
       -----------------------------------------------------------------
       Russell 1000 Growth Index           5.26%  -3.58%     -7.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.


The Russell 1000 Growth Index measures the performance of the Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the Russell 1000 Growth Index's performance does not reflect the effect of fees, expenses, or taxes.

                                    [GRAPHIC]
FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in the Fund.


        SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                The Fund has no shareholder fees.
        ANNUAL FUND OPERATING EXPENSES/(1)/
        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                Management Fees                                    1.00%
                Distribution (12b-1) Fees                           None
                Other Expenses                                     1.52%
                TOTAL ANNUAL FUND OPERATING EXPENSES               2.52%
                Fee Waiver and Expense Reimbursement/(2)/          0.87%
                Net Expenses                                       1.65%


/(1)/Based on amounts incurred during the Fund's fiscal year ended May 31, 2006 stated as a percentage of average daily net assets.
/(2)/Based on contractual fee waivers and expense reimbursements in effect through September 30, 2007. In addition to this contractual expense cap arrangement, the Adviser will voluntarily waive fees and/or reimburse the Fund's expenses, so that the Fund's Total Annual Fund Operating Expenses will not exceed 1.25%. Voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. The contractual waivers may be changed or eliminated with the consent of the Board of Trustees at any time.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's Total Annual Fund Operating Expenses and Net Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                      1 YEAR/(1)/ 3 YEARS 5 YEARS 10 YEARS
                         $168      $702   $1,262   $2,790

/(1)/The costs for 1 year take into account fee waivers and expense reimbursements.

                                    [GRAPHIC]
                                                                     MANAGEMENT

The Fund is a series of Forum Funds the "Trust", an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the oversight of the Board of Directors (the "Board"). The Board oversees the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers may be found in the Fund's Statement of Additional Information ("SAI").


THE ADVISER

The Adviser is Mastrapasqua Asset Management, Inc., 814 Church Street, Suite 600, Nashville, TN 37203. The Adviser was incorporated in January 1993 and currently provides investment advisory services to individuals, pension and profit sharing plans, trusts, corporations and other business entities, as well as other investment companies.


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal year ended May 31, 2006, the Adviser waived a portion of its fee and received an advisory fee equal to 0.05% of the Fund's average daily net assets.

A discussion summarizing the basis on which the Board most recently approved the continuation of the Investment Advisory Agreement between the Trust and the Adviser with respect to the Fund will be included in the Fund's semi-annual report for the six months ended November 30, 2006.

As of May 31, 2006, the Adviser had approximately $1.1 billion in assets under management.

PORTFOLIO MANAGERS


FRANK MASTRAPASQUA Chairman and Chief Executive Officer of the Adviser since 1993, is responsible for the day-to-day management of the Fund.
Dr. Mastrapasqua has more than 30 years of experience in the investment industry and prior to his establishment of the Adviser, was a Partner and Director of Research at J.C. Bradford & Co. Prior to that, Dr. Mastrapasqua was a Senior Vice President, Chief Economist and Manager of Fixed Income Research at Salomon Smith Barney, Inc.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Fund.

                                    [GRAPHIC]
OTHER SERVICE PROVIDERS

Citigroup Fund Services, LLC provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor"), acts as the Trust's Distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Chief Compliance Officer, Anti Money Laundering Compliance Officer and Sarbanes-Oxley Certifying Officers as well as certain additional compliance support functions to each Fund.


The Trust has adopted a shareholder servicing plan under which the Trust pays Citigroup a fee at an annual rate of 0.25% of the Fund's average daily net assets for providing shareholder service activities that are not otherwise provided by the transfer agent. Citigroup may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in the Fund.


The Distributor and FCS are not affiliated with the Adviser or with Citigroup or its affiliates.


FUND EXPENSES


The Fund pays for its expenses out of its own assets. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect.

                                    [GRAPHIC]
                                                                   YOUR ACCOUNT
HOW TO CONTACT THE FUND
WRITE TO US AT:
 Mastrapasqua Growth Fund
 P.O. Box 446
 Portland, Maine 04112
OVERNIGHT ADDRESS:
 Mastrapasqua Growth Fund
 Two Portland Square
 Portland, Maine 04101
TELEPHONE US AT:
 (800) 448-0982 (Toll Free)
WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:
 Citibank, N.A.
 New York, New York
 ABA #021000089
FOR CREDIT TO:
 Citigroup Fund Services, LLC
 Account # 30576692
 Mastrapasqua Growth Fund
 (Your Name)
 (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) the Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) Fund shares at the net asset value of a share ("NAV") next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 13 through 22). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.


If you purchase shares directly from the Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Fund's officers. The time at which the NAV is calculated may change in case of an emergency.
T
he Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting liabilities and then dividing the result (net assets) by the number of the Fund's shares outstanding.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are

                                    [GRAPHIC]

valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at their NAV.

The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which the Fund portfolio security is principally traded closes early, (ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or
(iii) events occur after the close of the securities markets on which the Fund's portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair value pricing could result in a different NAV than a NAV determined by using market quotes.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

As permitted, the Fund or any of its agents may enter into arrangements with a financial institution under which such party, at its own expense, will pay the financial institution a fee for providing distribution related services and/or for performing certain administrative or transfer agent servicing functions (such as sub-transfer agency, record-keeping or shareholder communication services) for the benefit of Fund shareholders. Such payments by such party may create an incentive for these financial institutions to recommend that you purchase Fund shares.

                                    [GRAPHIC]

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Trust's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of portfolio securities is available in the Fund's SAI and on the Fund's website.


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check, or traveler's check).


     CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Mastrapasqua Growth Fund" or to one or more owners of the account and endorsed to "Mastrapasqua Growth Fund." For all other accounts, the check must be made payable on its face to "Mastrapasqua Growth Fund." A $20 charge may be imposed on any returned checks.

     ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.


     WIRES Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

                                    [GRAPHIC]
MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                   MINIMUM    MINIMUM
                                                   INITIAL   ADDITIONAL
                                                  INVESTMENT INVESTMENT
        Standard Accounts                           $2,000      $250
        Traditional and Roth IRA Accounts           $1,000      $250
        Accounts with Systematic Investment Plans   $1,000      $250

ACCOUNT REQUIREMENTS

                  TYPE OF ACCOUNT             REQUIREMENT
              INDIVIDUAL, SOLE          . Instructions must be
              PROPRIETORSHIP AND JOINT    signed by all persons
              ACCOUNTS                    required to sign
              Individual accounts are     exactly as their names
              owned by one person, as     appear on the account
              are sole proprietorship   . Provide a power of
              accounts. Joint accounts    attorney or similar
              have two or more owners     document for each
              (tenants)                   person that is
                                          authorized to open or
                                          transact business if
                                          not a named account
                                          owner
              GIFTS OR TRANSFERS TO A   . Depending on state
              MINOR (UGMA, UTMA)          laws, you can set up a
              These custodial accounts    custodial account
              provide a way to give       under UGMA or UTMA
              money to a child and      . The custodian must
              obtain tax benefits         sign instructions in a
                                          manner indicating
                                          custodial capacity
              BUSINESS ENTITIES         . Provide certified
                                          articles of
                                          incorporation, a
                                          government-issued
                                          license or
                                          certificate,
                                          partnership agreement
                                          or similar document
                                          evidencing the
                                          identity and existence
                                          of the business entity
                                        . Submit a secretary's
                                          (or similar)
                                          certificate listing
                                          the person(s)
                                          authorized to open or
                                          transact business for
                                          the accounts
              TRUSTS                    . The trust must be
                                          established before an
                                          account can be opened
                                        . Provide the first and
                                          signature pages from
                                          the trust documents
                                          identifying the
                                          trustees
                                        . Provide a power of
                                          attorney or similar
                                          document for each
                                          person that is
                                          authorized to open or
                                          transact business in
                                          the account if not a
                                          trustee of the trust

                                    [GRAPHIC]

In addition to receiving its advisory fee from the Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all of a portion of the fee received by the Adviser against any investment management fee received by you.

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. For certain types of accounts, additional information may be required.


If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Funds cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.


LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in

                                    [GRAPHIC]

the Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

                                    [GRAPHIC]
INVESTMENT PROCEDURES

                                           HOW TO ADD TO YOUR
               HOW TO OPEN AN ACCOUNT           ACCOUNT
              BY CHECK                  BY CHECK
              . Call or write us for    . Fill out an investment
                an account application    slip from a
              . Complete the              confirmation or write
                application (and other    us a letter
                required documents, if  . Write your account
                applicable)               number on your check
              . Mail us your original   . Mail us the slip (or
                application (and other    your letter) and the
                required documents, if    check
                applicable) and a check
              BY WIRE                   BY WIRE
              . Call or write us for    . Call to notify us of
                an account application    your incoming wire
              . Complete the            . Instruct your
                application (and other    financial institution
                required documents, if    to wire your money to
                applicable)               us
              . Call us to fax the
                completed application
                (and other required
                documents, if
                applicable) and we
                will assign you an
                account number
              . Mail us your original
                application (and other
                required documents, if
                applicable)
              . Instruct your
                financial institution
                to wire your money to
                us
              BY ACH PAYMENT            BY SYSTEMATIC INVESTMENT
              . Call or write us for    . Complete the
                an account application    systematic investment
              . Complete the              section of the
                application (and other    application
                required documents, if  . Attach a voided check
                applicable)               to your application
              . Call us to fax the      . Mail us the completed
                completed application     original application
                (and other required       and voided check
                documents, if           . We will electronically
                applicable) and we        debit the purchase
                will assign you an        amount from the
                account number            financial institution
              . Mail us your original     identified in your
                application (and other    account application
                required documents, if
                applicable)
              . We will electronically
                debit the purchase
                amount from the
                financial institution
                account identified in
                your account
                application

                                    [GRAPHIC]

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your account at your financial institution by ACH payment. Systematic investments must be for at least $250.


CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES


The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

                                    [GRAPHIC]

                           HOW TO SELL SHARES FROM
                                 YOUR ACCOUNT
                           BY MAIL
                           . Prepare a written
                             request including:
                            . Your name(s) and
                              signature(s)
                            . Your account number
                            . The Fund name
                            . The dollar amount or
                              number of shares you
                              want to sell
                            . How and where to send
                              the redemption
                              proceeds
                           . Obtain a signature
                             guarantee (if
                             required) (See
                             "Signature Guarantee
                             Requirements" below)
                           . Obtain other
                             documentation (if
                             required) (See "Wire
                             Redemption Privileges"
                             below)
                           . Mail us your request
                             and documentation
                           BY WIRE OR ACH
                           . Wire or ACH
                             redemptions are only
                             available if your
                             redemption is for
                             $5,000 or more (except
                             for systematic
                             withdrawals) and you
                             did not decline wire
                             or ACH redemption
                             privileges on your
                             account application
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application) (See "By
                             Telephone") OR
                           . Mail us your request
                             (See "By Mail")
                           BY TELEPHONE
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application)
                           . Provide the following
                             information:
                            . Your account number
                            . Exact name(s) in
                              which the account is
                              registered
                            . Additional form of
                              identification
                           . Redemption proceeds
                             will be:
                            . Mailed to you OR
                            . Electronically
                              credited to your
                              account at the
                              financial institution
                              identified on your
                              account application
                           SYSTEMATICALLY
                           . Complete the
                             systematic withdrawal
                             section of the
                             application
                           . Attach a voided check
                             to your application
                           . Mail us your original
                             completed application
                           . Redemption proceeds
                             will be electronically
                             credited to your
                             account at the
                             financial institution
                             identified on your
                             account application


WIRE OR ACH REDEMPTION PRIVILEGES You may redeem your shares by wire or ACH unless you declined wire or ACH redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000, except for systematic withdrawals.

                                    [GRAPHIC]

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Fund by telephone, you may overnight your redemption order.


SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated account at a financial institution by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

  .  Written requests to redeem $100,000 or more
  .  Changes to a shareholder's record name
  . Redemptions from an account for which the address or account registration has changed within the last 30 days
  . Sending redemption and distribution proceeds to any person, address or financial institution account not on record
  . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
  . Adding or changing ACH or wire instructions, telephone redemption or exchange option or any other election in connection with your account

The transfer agent reserves the right to require signature guarantees on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

                                    [GRAPHIC]
REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).


LOST ACCOUNTS The transfer agent may consider your account "lost" if correspondence to your address of records is returned as undeliverable on two or more occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) for distributions that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.


EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of other funds. For a list of funds available for exchange, you may call the Transfer Agent. Be sure to confirm with the Transfer Agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange my be available for purchase in your state. If you exchange into a fund that has no sales charge you will not have to pay a sales charge at the time of the exchange. An exchange is a sale and purchase of shares and may have tax consequences. The Fund reserves the right to refuse any exchange request, particularly requests that could adversely affect the Fund or its operations.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges (see "Investment Procedures - Limitations on Frequent Purchases"). You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                    [GRAPHIC]
                               HOW TO EXCHANGE
                           BY MAIL
                           . Prepare a written
                             request including:
                            . Your name(s) and
                              signature(s)
                            . Your account number
                            . The names of each
                              fund you are
                              exchanging
                            . The dollar amount or
                              number of shares you
                              want to sell (and
                              exchange)
                           . Open a new account and
                             complete an account
                             application if you are
                             requesting different
                             shareholder privileges
                           . Obtain a signature
                             guarantee, (if
                             required)
                           . Mail us your request
                             and documentation
                           BY TELEPHONE
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application)
                           . Provide the following
                             information:
                            . Your account number
                            . Exact name(s) in
                              which account is
                              registered
                            . Additional form of
                              identification

SHAREHOLDER SERVICE PLAN
The Trust has adopted a Shareholder Service Plan under which the Fund is authorized to pay the Fund's administrator, as compensation for the performance of certain activities relating to the servicing and maintenance of shareholder accounts, a annual fee of 0.25% of the class' average daily net asset. The administrator may pay any and all amounts received under the plan to other persons, including the Adviser, for any servicing activities.

RETIREMENT ACCOUNTS

You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. When making an investment in an IRA, be sure to indicate the year in which the contribution is made.

                                    [GRAPHIC]
                                                              OTHER INFORMATION
DISTRIBUTIONS
The Fund declares distributions from net investment income and pays those distributions quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain (if any) are taxable to you as long-term capital gain regardless of how long you have held your shares. Generally, the Fund's distributions will consist primarily of long-term capital gain and net investment income. Distributions may also be subject to certain state and local taxes.


A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder.


Distributions of capital gain and distributions of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.


The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale or exchange.

                                    [GRAPHIC]
The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                                    [GRAPHIC]
                                                           FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the year ended May 31, 2006 has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                         YEAR ENDED     YEAR ENDED    YEAR ENDED YEAR ENDED YEAR ENDED
                          MAY 31,        MAY 31,       MAY 31,    MAY 31,    MAY 31,
                            2006           2005          2004       2003       2002
NET ASSET VALUE,
 BEGINNING OF YEAR       $  5.24        $  5.02        $  4.26    $  4.36    $  6.42
                         -------        -------        -------    -------    -------
INVESTMENT
 OPERATIONS:
  Net investment
   income (loss)           (0.04)/(a)/    (0.06)/(a)/    (0.06)     (0.04)     (0.06)
  Net realized and
   unrealized gain
   (loss) on
   investments              0.37           0.28           0.82      (0.06)     (2.00)
                         -------        -------        -------    -------    -------
Total from Investment
 Operations                 0.33           0.22           0.76      (0.10)     (2.06)
                         -------        -------        -------    -------    -------
NET ASSET VALUE,
 END OF PERIOD           $  5.57        $  5.24        $  5.02    $  4.26    $  4.36
                         =======        =======        =======    =======    =======
TOTAL RETURN                6.30%          4.38%         17.84%     (2.29)%   (32.09)%
RATIO/
 SUPPLEMENTARY
 DATA
Net Assets at End of
 Period (000's omitted)  $15,971        $14,379        $15,823    $13,620    $12,769
Ratios to Average Net
 Assets:
Net expenses                1.34%          1.65%          1.65%      1.65%      1.65%
Gross expenses/(b)/         2.51%          2.36%          2.28%      2.32%      2.04%
Net investment income
 (loss)                    (0.77)%        (1.12)%        (1.29)%    (1.23)%    (1.23)%
PORTFOLIO
 TURNOVER
 RATE                         99%            42%            45%        34%        57%


/(a)/Calculated based upon average shares outstanding during the period. /(b)/The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.

                 (This page has been left blank intentionally)

[LOGO]
 MASTRAPASQUA
asset management
                                 MASTRAPASQUA
                                  GROWTH FUND
                             FOR MORE INFORMATION
                          ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

 The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                              CONTACTING THE FUND
 You can get free copies of the Fund's annual and semi-annual reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                            MASTRAPASQUA GROWTH FUND
                                 P.O. BOX 446
                             PORTLAND, MAINE 04112
                                (800) 448-0982

                                  DISTRIBUTOR
                          FORESIDE FUND SERVICES, LLC
                               www.foresides.com
 The Fund's prospectus, SAI and annual/semi-annual reports are also available, without charge, on the Fund's website at www.mastrapasqua.com.

                SECURITIES AND EXCHANGE COMMISSION INFORMATION
  You can also review the Fund's annual and semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public
 Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov

 Fund information, including copies of the annual and semi-annual reports and the SAI, is available from the SEC's
                           Web site at www.sec.gov.

                   Investment Company Act File No. 811-3023

STATEMENT OF ADDITIONAL INFORMATION


October 1, 2006


INVESTMENT ADVISOR:                     BROWN ADVISORY GROWTH EQUITY FUND
                                               INSTITUTIONAL SHARES
Brown Investment Advisory                            A SHARES
Incorporated
901 S. Bond Street                       BROWN ADVISORY VALUE EQUITY FUND
Suite 400                                      INSTITUTIONAL SHARES
Baltimore, Maryland 21231                            A SHARES

ACCOUNT INFORMATION AND                BROWN ADVISORY SMALL-CAP GROWTH FUND
SHAREHOLDER SERVICES:                          INSTITUTIONAL SHARES
                                                     A SHARES
Citigroup Fund Services, LLC                         D SHARES
P.O. Box 446
Portland, Maine 04112                  BROWN ADVISORY SMALL-CAP VALUE FUND
(800) 540-6807                                 INSTITUTIONAL SHARES
                                                     A SHARES

                                         BROWN ADVISORY OPPORTUNITY FUND
                                               INSTITUTIONAL SHARES
                                                     A SHARES

                                        BROWN ADVISORY INTERNATIONAL FUND
                                               INSTITUTIONAL SHARES

                                         BROWN ADVISORY REAL ESTATE FUND
                                               INSTITUTIONAL SHARES

                                        BROWN ADVISORY MARYLAND BOND FUND
                                               INSTITUTIONAL SHARES

                                     BROWN ADVISORY INTERMEDIATE INCOME FUND
                                               INSTITUTIONAL SHARES
                                                     A SHARES

This Statement of Additional Information ("SAI") supplements the Prospectus dated, October 1, 2006 as may be amended from time to time, offering Brown Advisory Growth Equity Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional and A Shares), Brown Advisory Small-Cap Growth Fund (Institutional, A Shares and D Shares), Brown Advisory Small-Cap Value Fund (Institutional and A Shares), Brown Advisory Opportunity Fund (Institutional and A Shares), Brown Advisory International Fund (Institutional Shares), Brown Advisory Real Estate Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares) and Brown Advisory Intermediate Income Fund (Institutional and A Shares), each a series of Forum Funds. D Shares of Brown Advisory Small-Cap Growth Fund and A Shares of Brown Advisory Opportunity Fund are not publicly offered. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus, without charge, by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Financial statements for the Funds for the fiscal period ended May 31, 2006 are included in the Annual Report to shareholders and are incorporated by reference into, and legally a part of, this SAI. Copies of the Annual Report may be obtained, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS


GLOSSARY .................................................................    1

INVESTMENT POLICIES AND RISKS ............................................    2

INVESTMENT LIMITATIONS ...................................................   18

MANAGEMENT ...............................................................   23

PORTFOLIO TRANSACTIONS ...................................................   35

PURCHASE AND REDEMPTION INFORMATION ......................................   38

TAXATION .................................................................   40

OTHER MATTERS ............................................................   44

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS ...........................  A-1

APPENDIX B - MISCELLANEOUS TABLES ........................................  B-1

APPENDIX C - PROXY VOTING PROCEDURES .....................................  C-1

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"Accountant" means Citigroup.

"Administrator" means Citigroup.

"Advisor" means Brown Investment Advisory Incorporated, the Fund's investment advisor.

"Board" means the Board of Trustees of the Trust.

"CFTC" means Commodities Future Trading Commission.

"Citigroup" means Citigroup Fund Services, LLC.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means Citibank, N.A. for Brown Advisory International Fund and Brown Investment Advisory & Trust Company for each other Fund.

"Distributor" means Foreside Fund Services, LLC.

"Equity Fund" means each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory International Fund and Brown Advisory Real Estate Fund.

"Bond Fund" means each of Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.

"Fund" means each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory International Fund, Brown Advisory Real Estate Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.

"Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.


"Sub-Advisor" means Philadelphia International Advisors LP or Walter Scott & Partners Limited in regards to Brown Advisory International Fund and Cardinal Capital Management, LLC in regards to Brown Advisory Small-Cap Value Fund.


"Transfer Agent" means Citigroup.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1. INVESTMENT POLICIES AND RISKS


Each Fund is a diversified series of the Trust except Brown Advisory Opportunity Fund, Brown Advisory Real Estate Fund, and Brown Advisory Maryland Bond Fund which are each non-diversified series of the Trust. This section discusses in greater detail than the Funds' Prospectus certain investments that the Funds can make.


On November 18, 2002, the Board changed the name of BrownIA Small-Cap Growth Fund to Brown Advisory Small-Cap Growth Fund and the name of BrownIA Growth Equity Fund to Brown Advisory Growth Equity Fund.

On September 20, 2002, Short-Intermediate Income Fund, Inc. (the "Predecessor Fund") reorganized with and into Brown Advisory Intermediate Income Fund. The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance and financial information of the Fund's Institutional and A Shares for periods prior to September 20, 2002 is that of the Institutional and A Shares, respectively, of the Predecessor Fund.

Effective November 18, 2002, the Fund changed its name from BrownIA Intermediate Bond Fund to Brown Advisory Intermediate Bond Fund. Effective April 30, 2004, the Fund changed its name from Brown Advisory Intermediate Bond Fund to Brown Advisory Intermediate Income Fund.


On December 30, 2005, The Nevis Fund, Inc. (the "Nevis Predecessor Fund") reorganized with and into the Brown Advisory Opportunity Fund. The Nevis Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance and financial information of the Fund's Institutional Shares for periods prior to December 30, 2005 is that of the Nevis Predecessor Fund.


Effective April 25, 2006, A Shares of Brown Advisory Small-Cap Growth Fund issued and outstanding as of that date were renamed D Shares. As of that same date, the Fund ceased the public offering of the newly re-named D Shares. This means that D Shares are closed to new investors and current shareholders may not purchase additional shares. A Shares of Brown Advisory Small-Cap Growth Fund offered in this SAI is a new Fund class.

A. EQUITY SECURITIES

1. COMMON AND PREFERRED STOCK

GENERAL. Each Equity Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Real Estate Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2. CONVERTIBLE SECURITIES

GENERAL. Each Equity Fund may invest in convertible securities. Brown Advisory International Fund may invest in U.S. or foreign securities convertible into foreign common stock. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


SECURITY RATINGS INFORMATION. Each Equity Fund's investments in convertible securities are subject to the credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each of Brown Advisory Growth Equity Fund, Brown Advisory Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund and Brown Advisory Opportunity Fund may only invest in: (1) convertible securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. Each Fund may purchase unrated convertible securities and preferred stock if, at the time of purchase, its Advisor or Sub-Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.


Unrated securities may not be as actively traded as rated securities. An Equity Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Advisor or Sub-Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if that Advisor or Sub-Advisor determines that retaining such security is in the best interests of the Equity Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Equity Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, each Advisor or Sub-Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3. WARRANTS

GENERAL. Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund and Brown Advisory Real Estate Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4. DEPOSITARY RECEIPTS

GENERAL. Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund and Brown Advisory International Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. Each Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of a Fund's investment policies, the Fund's investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B. FOREIGN SECURITIES


Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, and Brown Advisory International Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of a Fund's assets. Brown Advisory Intermediate Income Fund may invest up to 20% of its net assets in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by
(1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community);
(3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States ("U.S"). Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.


Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C. OPTIONS AND FUTURES


1. GENERAL

Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund and Brown Advisory Opportunity Fund may
(1) purchase or write options on securities in which it may invest or on market indices based in whole or in part on the securities in which it may invest;
(2) invest in futures contracts on market indices based in whole or in part on securities in which it may invest; and (3) purchase or write

                                       4
put and call options on these futures contracts. Brown Advisory Maryland Bond Fund may invest in futures contracts on indices based in whole or in part on the securities in which it may invest including municipal bond futures and Treasury bond and note futures and Brown Advisory International Fund may purchase or write put and call options on foreign currency. A Fund will participate in such transactions to enhance the Fund's performance or hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Options purchased or written by a Fund must be traded on an exchange or over-the-counter. Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, the Funds do not have any intention of investing in options or futures for purposes other than hedging. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and/or liquid debt securities with a value sufficient at all times to cover its potential obligations. A Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") on the books and records of the Fund's Custodian. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Each Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore each Fund is not subject to registration or regulation as a commodity pool operator under the Act.

2. OPTIONS AND FUTURES CONTRACTS


OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FOREIGN CURRENCY (BROWN ADVISORY INTERNATIONAL FUND ONLY). Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.

An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.


A municipal bond futures contract is based on the value of the Bond Buyer Index ("BBI") which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least "A." To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash if they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.

3. RISKS OF OPTIONS AND FUTURES TRANSACTIONS


There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on an Advisor's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by a Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

D. ILLIQUID AND RESTRICTED SECURITIES


1. GENERAL


Each of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Real Estate Fund and Brown Advisory Intermediate Income Fund may invest in illiquid and restricted securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options;
(3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2. RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Advisor to be liquid, can become illiquid.

3. DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are liquid.

E. INVESTMENT COMPANY SECURITIES

1. OPEN-END AND CLOSED-END INVESTMENT COMPANIES


GENERAL. Brown Advisory International Fund may invest in shares of closed-end investment companies that invest chiefly in shares of companies located outside the U.S. In order to manage its cash position, Brown Advisory International Fund may also invest in shares of other open-end and closed-end investment companies that invest in U.S. Government Securities. Brown Advisory Opportunity Fund may also invest in other open-end and closed-end investment companies consistent with its investment objectives and strategies. Each Brown Fund may invest in money market mutual funds, pending investment of cash balances. Each Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act.

RISKS. Each Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities -Foreign Securities Risks" above.

F. FIXED INCOME SECURITIES

1. MUNICIPAL SECURITIES



GENERAL. Brown Advisory Maryland Bond Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). The Fund may invest up to 5% of its total assets in municipal securities of issuers located in any one territory or possession of the United States.

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer's general taxing power. The Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.


PUERTO RICO MUNICIPAL SECURITIES. Brown Advisory Maryland Bond Fund may invest in municipal securities issued by U.S. Territories. Investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial Federal assistance and favorable tax programs that have recently become subject to phase out by Congress. As of May 8, 2006, Puerto Rico's general obligations were rated Baa3 by Moody's and as of July 21, 2006 were rated BBB by S&P.

MARYLAND MUNICIPAL SECURITIES. The Brown Advisory Maryland Bond Fund invests at least 80% of the value of its net assets (plus borrowing for investments purposes) in Maryland bonds, including bonds issues on behalf of the state of Maryland, its local government and public financing authorities.

INFORMATION CONCERNING THE STATE OF MARYLAND. Material in this section was compiled from: (1) the August 28, 2006 announcement by the Office of the Comptroller of the State of Maryland regarding Fiscal Year 2006 Revenues;
(2) the 2005 Comprehensive Annual Financial Report of the State of Maryland;
(3) the December 14, 2005 report of the Maryland Board of Revenue Estimates on Estimated Maryland Revenues-Fiscal Years Ending June 30, 2005 and June 30, 2006; (4) the State of Maryland General Obligation Bonds Offering Statement dated July 26, 2006; (5) Fiscal Years 2006 and 2007 Budget Plans Highlights. Although the information is believed to be accurate, none of the information obtained has been verified independently. The information contained in this section does not reflect economic conditions or developments that may have occurred or trends that may have materialized since the dates indicated. It should also be noted that the strength of the State economy is dependent, in part, on the strength of the U.S. economy. Accordingly, national economic difficulties may adversely affect the growth of the State's economy and its local and state government revenues.



THE STATE AND IT'S ECONOMY. The Fund invests at least 80% of the value of its net assets (plus borrowing for investments purposes) in Maryland bonds, including bonds issued on behalf of the state of Maryland, its local government and public financing authorities.

Generally, the State's economy has outperformed the national economy over the last five years and Maryland's economy is expected to continue to improve through 2007. Maryland's economy continued its strong performance in 2004 and through the first three quarters of 2005. Employment growth was 1.9% for the first three quarters of 2005, stronger than the national average of 1.7%. Wage and salary income increased 6.5% in the first half of 2005, also an acceleration from the prior year's before 5.7% growth. A booming housing market, Federal spending on defense, homeland security and health, very strong corporate profitability and a growing tourism trade have helped drive
Maryland's economy. Barring a very cold winter and spiking energy prices, Maryland's economy is expected to continue steady growth over the next 18 months. Services, especially professional and leisure services, local government and retail trade is expected to contribute to a healthy economy. Manufacturing's decline is expected to slow and Federal and State employment is expected to stagnate over this period. Maryland's employment growth, overall, is expected to be stable at 2% in 2005 and 2006 before slowing to 1.2% in 2007 as interest rate increases take hold, the housing market slows, and the current national expansion winds down. Maryland wage and salary growth is expected to slow slightly from a healthy 6.7% in 2005 to 6.3% in 2006 and decelerate further to 5.6% in 2007. State unemployment, 4.1% in 2005, was less than the national unemployment rate of 5.1% in 2005.

The State's top five industries provide over 75% of the State's employment and include (1) Government (18.4% of the State's employment); (2) trade, transportation and utilities (15.5% of the State's employment);
(3) professional business services (14.8% of the State's employment)
(4) education and health services (14% of the State's employment); (5) leisure and hospitality services (9.4% of the State's employment).

Government employment has been a mainstay of Maryland's economy. 18.4% of Maryland's workers are employed directly by the federal, state or local governments, compared to the national average of 16.4%. Federal employment has declined through 2005. State employment is not expected to grow appreciably in the coming years with twelve fewer positions approved for the fiscal year 2006 budget. Local government employment is up 2.4% for 2005. Growth will moderate in the forecast period, but whatever growth occurs in the government sector is expected to be at the local level.

After 3 years of negative growth in retail trade and 2 years of negative growth in wholesale trade, both areas had positive growth, 0.5% and 0.8% respectively, in 2004. The State's two major economic drivers, The Port of Baltimore and BWI continue to grow. Altogether, trade, transportation and utilities sector is expected to grow 1.3% in 2005, weighed down by transportation and utility sectors. High gas and energy prices and the ongoing impact of utility deregulation several years ago will offset the strong growth of the retail sector. Growth is expected to increase marginally to 1.6% in 2006 before slowing with the trade sector to 0.8%.

In 2004 the professional and business services sector grew 2.8% after 2 years of declining employment. Through the first 3 quarters of 2005 this industry grew 4.0%, becoming second best in the state, and contributed 30.5% of new jobs in Maryland. This sector is expected to continue to be a leader in Maryland, adding more jobs than any other industry over the next three years. Growth of 3.7% is expected for 2005, followed by two more strong years of 3.6% and 3.9% growth per year, respectively.

Maryland's education and health services industry had a relatively poor year in 2004, growing only by 2.2%. This was the industry's lowest rate of growth since 1990. This sector posted another strong year in 2005, with growth expected to be 2.3%. Covering two areas of great concern to baby boomers and parents, this industry's prospects for the future continue to look very strong, with estimated growth of 3.1% in 2006 and 2.1% in 2007.

Since 2001, the leisure and hospitality services industry has grown much faster than the State's economy, averaging 2.6% annually compared to 1.8% for the State as a whole. For 2005 this sector had growth of 5.7%. An important factor in the growth of this industry is tourism. In 2004, the number of visitors increased by 4.8% to more than 21 million, outpacing national growth of 2.1%. Developments in the leisure and hospitality industry will boost its 2005 growth to 5.3% with a dramatic slowdown due to high gasoline prices and lack of convention business planned in 2006 and 2007 to about 1.5% per year.

THE STATE BUDGET AND REVENUES. The State enacts its budget annually. The budget uses a legally mandated budgetary fund structure. The State also maintains accounts to conform with generally accepted accounting principles but financial control is exercised under the budgetary system. The largest sources of revenues are certain broad-based taxes, including income, sales, motor vehicle, and property taxes. Non-tax revenues are primarily from the federal government for transportation, health care, welfare, and other social programs.

The 2006 Budget included, among other items (1) the largest K-12 education funding increase in Maryland's history: $396.6 million in general funds; (2) $7.4 billion for healthcare including employee and retiree benefits, the State's largest expenditure; (3) $1 billion to upgrade and rebuild wastewater treatment plants; and (4) $20.6 million for a major public safety information technology initiative. The Budget Plan includes a two percent COLA increase for state employees.

In planning of 2005 fiscal year budget, the General Assembly enacted The Budget Reconciliation and Financing Act of 2004 (the "2004 Act"). The 2004 Act provides for certain transfers and funding changes to increase general fund revenues and to decrease general fund appropriations. The 2004 Act, and legislation enacted by the 2003 session of the General Assembly, provide for fund transfers in fiscal year 2006 of $138.5 million. The transfers include
(1)

$21.8 million transfer taxes remaining from fiscal year 2004 overattainment; (2) $48.5 million from the local share of transportation revenues; and (3) $68.2 million from fiscal year 2006 revenues.

The increases in 2006 revenues include (1) $9.248 billion from individual income taxes driven by capital gains from residential real estate sales;
(2) $3.355 billion from sales tax receipts; (3) $623.2 million from corporate income tax receipts. The Board of Revenue Estimates expects ongoing general fund revenues to increase by 4.7 percent in 2007.

Local Aid is projected to increase significantly in fiscal years 2007 and 2008
- by 11.2 percent and 11.6 percent respectively before growing more slowly in fiscal years 2009 through 2011. Funding increases are related to the "Bridge to Excellence" public education initiative and entitlements for foster care payments and Medicaid. A $162 million general fund deficiency is proposed for fiscal year 2006. The two largest items are for the Medicaid program and the Department of Juvenile Services.

On August 28, 2006, the Comptroller of the State announced that for fiscal year ended June 30, 2006, general fund revenues totaled $12.4 billion up from $11.548 billion for the fiscal year ended June 30, 2005 forecasting general fund revenues to within 0.4 percent of perfection. Income tax revenue and sales and use tax accounted for 82 percent of the state's general fund. The Comptroller reported that the State closed fiscal year 2006 with a surplus of approximately $172.8 million.

The 2004 and 2005 fiscal year budgets have been balanced. Spending in 2005 focused on local education and healthcare. The implementation of the Bridge to Excellence in Public Schools Act, which was passed during the 2002 Legislative Session, provides increased state aid to primary and secondary education. The increases in State aid began to be phased-in during 2004 and the phase-in will continue through 2008. Education expenditures increased by $311 million in 2004 and 2005 appropriations were $313 million.

On January 18, 2006 the 2007 Budget plan was submitted to the Maryland General Assembly. The 2007 Budget plan includes, among other items, (1) $3.2 billion to the capital budget, which includes $530 million to construct new schools,
(2) $669.1 million to meet health and environmental objectives; (3) $67.6 million to public safety and safer neighborhoods; (4) $40.8 million for commerce; (5) 143.5 million for other important capital projects.

STATE SECURITIES AND RATINGS. The State issues general obligation bonds to finance State-owned capital improvements, including institutions of higher education and the construction of locally owned public schools. Bonds have also been issued to fund local government improvements, and to provide funds to repay loans or outright grants to private, nonprofit, cultural, or educational institutions. State general obligation bonds received the highest rating from the three major bond rating agencies as of July 2006. State law requires the Board of Public Works to fix the property tax rate by May 1 of each year in order to produce the necessary revenue to service the debt for the next fiscal year. Taxes may not be collected to the extent that the annual budget appropriates enough revenue to service the debt.

As of March 31, 2006, the State's net tax supported debt outstanding was $6.5 billion. General obligation bonds, Department of Transportation bonds, and leased-backed revenue bonds of the Maryland Stadium Authority accounted for $4.9 billion, $1.082 billion, and $297 million of that amount, respectively. As of June 30, 2006, the State had authorized, but unissued debt of $1.775 billion.


2. U.S. GOVERNMENT SECURITIES

GENERAL. Brown Advisory Opportunity Fund, Brown Advisory International Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

3. CORPORATE DEBT OBLIGATIONS

GENERAL. Brown Advisory Intermediate Income Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

4. MORTGAGE-BACKED SECURITIES.

GENERAL. Brown Advisory Intermediate Income Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-BACKED SECURITIES. The Fund may invest in government agency and mortgage-backed securities. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage

Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Farmers' Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHMLC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA ("Mortgage Assets"). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.


RISKS - SPECIFIC TO MORTGAGE-BACKED SECURITIES. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.


Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or
(2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

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

5. ASSET-BACKED SECURITIES.

GENERAL. Brown Advisory Intermediate Income Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.


RISKS - SPECIFIC TO ASSET-BACKED SECURITIES. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.


6. VARIABLE AMOUNT MASTER DEMAND NOTES.


GENERAL. Brown Advisory Intermediate Income Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

7. VARIABLE AND FLOATING RATE SECURITIES.

Brown Advisory Maryland Bond Fund may invest in variable and floating rate securities. Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.


Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Advisor monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.


8. NON-US DOLLAR DENOMINATED SECURITIES.

Brown Advisory Intermediate Income Fund may invest in non-U.S. dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community);
(3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

9. OTHER FIXED INCOME SECURITIES

Brown Advisory Opportunity Fund and Brown Advisory International Fund many invest in short-term money market instruments issued in the U.S. or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers' acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody's or in similar other money market securities. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's performance.

Each Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).


10. RISKS OF DEBT SECURITIES.

GENERAL. Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by Brown Advisory Maryland Bond Fund may be supported by credit and liquidity enhancements such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, general domestic and foreign banks.

Certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity. Issuers may prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

INTEREST RATE RISK. The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S.

Government Securities, can change in value when there is a change in interest rates. As a result, an investment in a Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity.

CREDIT RISK. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. The financial condition of an issuer of a debt security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall.

To limit credit risk:

   Each of Brown Advisory Opportunity Fund and Brown Advisory International Fund limits its investment in debt securities to short-term money market instruments, including commercial paper rated in the highest short-term category, and other high quality (rated in the two highest rating categories by an NRSRO) fixed income securities.

   Brown Advisory Maryland Bond Fund may only invest in debt securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated fixed income securities if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase. It is anticipated that the average credit rating of the fixed income securities held by the Fund will be "Aa" as per Moody's or "AA" as per S&P. The Fund will limit its investment in fixed income securities rated "Baa" by Moody's or "BBB" by S&P to 10% of the Fund's total assets.

   Brown Advisory Intermediate Income Fund may only invest in fixed income securities that are rated as follows at the time of their purchase:



      TYPE OF PERMITTED INVESTMENT                            MINIMUM RATING
      ----------------------------                            --------------
                                                              S&P   MOODY'S
                                                              ---   -------
      US Government Securities............................... N/A     N/A
      Non-Dollar Denominated U.S. Government Securities...... BBB     Baa
      Securities of Non-U.S. Governmental Issuers............ BBB     Baa
      Mortgage-Backed Securities............................. BBB     Baa
      Corporate Debt (Domestic and Foreign).................. BBB     Baa
      Asset-Backed Securities................................ BBB     Baa
      Securities of Designated International Organizations... BBB     Baa



   The Fund may purchase unrated fixed income securities if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.

Each of Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Advisor determines that retaining such security is in the best interests of the Fund.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Advisor or Sub-Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the a Fund, the Advisor or Sub-Advisor will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

FOREIGN SECURITIES RISKS. To the extent that a Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities - Foreign Securities Risks" above.


G. FOREIGN CURRENCIES TRANSACTIONS


1. GENERAL

Brown Advisory International Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may conduct foreign currency exchange transactions either on a cash basis at the rate prevailing in the foreign exchange market.

Each of Brown Advisory International Fund and Brown Advisory Intermediate Income Fund may enter into a forward foreign currency contract. A forward currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. Each Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.


Forward contracts are considered "derivatives," financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, each Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes.

Brown Advisory International Fund will not have more than 10% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.


2. RISKS


Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Advisor/Sub-Advisor is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to a Fund.

H. LEVERAGE TRANSACTIONS

1. GENERAL


Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. A Fund uses these investment techniques only when its Advisor or Sub-Advisor believes that the leveraging and the returns available to a Fund from investing the cash will provide investors with a potentially higher return.

BORROWING. Each Fund (other than Brown Advisory International Fund, Brown Advisory Maryland Bond Fund and Intermediate Income Fund) may borrow money for other than temporary or emergency purposes from a bank in amounts up to 33 1/3% of total assets at the time of borrowing. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to these limitations.

SECURITIES LENDING. Brown Advisory Opportunity Fund, Brown Advisory International Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets (10% of total assets for Brown Advisory Maryland Bond
Fund) to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. A Fund may pay fees to arrange for securities loans.

REVERSE REPURCHASE AGREEMENTS. Brown Advisory Opportunity Fund may enter into reverse repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If a Fund enters into a reverse repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.


Securities loans, repurchase agreements and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Brown Advisory Opportunity Fund, Brown Advisory International Fund, Brown Advisory Real Estate Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may purchase securities offered on a "when-issued" and "forward commitment" basis (including a delayed delivery basis). Securities purchased on a "when-issued" or "forward commitment basis" are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a "delayed delivery" basis when the transaction is structured to occur some time in the future.


When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund (except Brown Advisory Intermediate Income Fund) if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.


2. RISKS

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of a Fund's securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.


SEGREGATED ASSETS. In order to attempt to reduce the risks involved in various transactions involving leverage, a Fund's Custodian will set aside cash and liquid securities. The cash and liquid securities, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

I. REPURCHASE AGREEMENTS

1. GENERAL

Brown Advisory International Fund, Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund may enter into repurchase agreements which are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If a Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

2. RISKS

Repurchase transactions also involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk.

J. TEMPORARY DEFENSIVE POSITION

Each Fund may invest in prime money market instruments, pending investment if cash balances. Each Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by that Fund's Advisor or Sub-Advisor to be of comparable quality.


Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.


K. CORE AND GATEWAY(R)


Each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.

2. INVESTMENT LIMITATIONS

For purposes of all investment policies of each Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and a Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval. A Fund, however, must provide 60 days' prior written notice if it changes its policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in certain types of investments ("80% Policy"). If a Fund uses data based on a broad-based index to test compliance with its 80% Policy, the Fund will use data from the index as of the most recent prior month end.

A. FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. A Fund may not:

1. BORROWING MONEY

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND, BROWN ADVISORY OPPORTUNITY FUND AND BROWN ADVISORY REAL ESTATE FUND. Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

BROWN ADVISORY INTERNATIONAL FUND. Borrow money except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of borrowing (entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed settlement or forward delivery basis are not subject to this limitation).

BROWN ADVISORY MARYLAND BOND FUND. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

BROWN ADVISORY INTERMEDIATE INCOME FUND. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests), and provided that borrowings do not exceed 10% of the Fund's total assets (computed immediately after the borrowing).

2. CONCENTRATION

BROWN ADVISORY VALUE EQUITY FUND AND BROWN ADVISORY SMALL-CAP VALUE FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.


BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY OPPORTUNITY FUND AND BROWN ADVISORY MARYLAND BOND FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.


BROWN ADVISORY REAL ESTATE FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry, except that the Fund will invest at least 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry (in which the Fund intends to concentrate). For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY INTERNATIONAL FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: investments in U.S. Government Securities and on repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY MARYLAND BOND FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY INTERMEDIATE INCOME FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and in repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) and Section 12(d)(1)(F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy. For purposes of this policy (i) "mortgage related securities," as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

3. DIVERSIFICATION

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL- CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND, BROWN ADVISORY INTERMEDIATE INCOME FUND AND BROWN ADVISORY INTERNATIONAL FUND. With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

BROWN ADVISORY MARYLAND BOND FUND. Purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result:
(1) with respect to 50% of the Fund's total assets, more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or
(2) with respect to 50% of the Fund's total assets, the Fund would own more than 10% of the outstanding voting securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

The District of Columbia, each state and territory, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which the District of Columbia, a state or territory is a member is deemed to be a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision is treated as the issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user is treated as the issuer. If in either case, however, the creating government or some other agency guarantees a security, that guarantee is considered a separate security and is treated as an issue of such government or other agency.

BROWN ADVISORY REAL ESTATE FUND. Purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result:
(1) with respect to 50% of the Fund's total assets, more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or
(2) with respect to 50% of the Fund's total assets, the Fund would own more than 10% of the outstanding voting securities of any single issuer; or (3) with respect to 100% of the Fund's assets more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

4. UNDERWRITING ACTIVITIES


EQUITY FUNDS Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

BOND FUNDS Underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.


5. MAKING LOANS


BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND, BROWN ADVISORY OPPORTUNITY FUND, BROWN ADVISORY INTERNATIONAL FUND AND BROWN ADVISORY MARYLAND BOND FUND. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.


BROWN ADVISORY REAL ESTATE FUND. Make loans to other parties, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom that may be granted by the SEC. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.


BROWN ADVISORY INTERMEDIATE INCOME FUND. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any fixed income security are not deemed to be the making of loans.


6. PURCHASES AND SALES OF REAL ESTATE

BOND FUNDS, BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND, BROWN ADVISORY OPPORTUNITY FUND AND BROWN ADVISORY INTERNATIONAL FUND. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

BROWN ADVISORY REAL ESTATE FUND. Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (ii) securities of issues that deal in real estate or are engaged in the real estate business, including real estate investment trusts. The Fund may hold real estate and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities.

7. PURCHASES AND SALES OF COMMODITIES


EQUITY FUNDS AND BOND FUNDS. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).


8. ISSUANCE OF SENIOR SECURITIES


EQUITY FUNDS AND BOND FUNDS. Issue senior securities except pursuant to
Section 18 of the 1940 Act.


B. NON-FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. A Fund may not:

1. SECURITIES OF INVESTMENT COMPANIES


EQUITY FUNDS AND BOND FUNDS. Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2. SHORT SALES


EQUITY FUNDS Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

BOND FUNDS Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.


3. PURCHASES ON MARGIN


EQUITY FUNDS Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

BOND FUNDS Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts shall not constitute purchasing securities on margin.


4. OPTIONS AND FUTURES CONTRACTS

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND AND BROWN ADVISORY SMALL-CAP VALUE FUND. Invest in options contracts regulated by the CFTC except for: (1) bona fide hedging purposes within the meaning of the rules of the CFTC; and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

A Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called "short positions"); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will not buy call options with a value exceeding 5% of the Fund's total assets.

BROWN ADVISORY VALUE EQUITY FUND AND BROWN ADVISORY INTERNATIONAL FUND. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

The Fund: (1) will not hedge more than 50% of its total assets by selling futures contracts, buying put options and writing call options (so called "short positions"); (2) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (3) will not buy call options with a value exceeding 5% of the Fund's total assets.

BROWN ADVISORY MARYLAND BOND FUND AND BROWN ADVISORY INTERMEDIATE INCOME FUND. Invest in futures or options contracts regulated by the CFTC except for
(1) bona fide hedging purposes within the meaning of the rules of the CFTC and
(2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

Each Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

5. EXERCISING CONTROL OF ISSUERS


EQUITY FUNDS AND BOND FUNDS. Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.


6. BORROWING

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND, BROWN ADVISORY OPPORTUNITY FUND, BROWN ADVISORY REAL ESTATE FUND, BROWN ADVISORY MARYLAND BOND FUND AND BROWN ADVISORY INTERMEDIATE INCOME FUND. Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

7. ILLIQUID SECURITIES

BROWN ADVISORY GROWTH EQUITY FUND, BROWN ADVISORY VALUE EQUITY FUND, BROWN ADVISORY SMALL-CAP GROWTH FUND, BROWN ADVISORY SMALL-CAP VALUE FUND, BROWN ADVISORY OPPORTUNITY FUND, BROWN ADVISORY REAL ESTATE FUND AND BROWN ADVISORY MARYLAND BOND FUND. Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

BROWN ADVISORY INTERNATIONAL FUND. Invest more than 10% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

BROWN ADVISORY INTERMEDIATE INCOME FUND. Invest more than 10% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and
(iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

8. CONCENTRATION

BROWN ADVISORY GROWTH EQUITY FUND AND BROWN ADVISORY SMALL-CAP GROWTH FUND. Purchase a security if, as a result, more than 25% of a Fund's total assets would be invested in securities of foreign governments. The investment by a Fund in issuers domiciled in the same jurisdiction is not a violation of the Fund's fundamental or non-fundamental concentration policies unless the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry.

3. MANAGEMENT

A. TRUSTEES AND OFFICERS OF THE TRUST


The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and Monarch Funds, another investment company (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. The Trustees and officers listed below also serve in the capacities noted below for Monarch Funds with the exception of Mr. Collier and Ms. Bakke who do not serve as officers of Monarch Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust advisor and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is also an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds.

NAME                         POSITION         TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)
AND BIRTH DATE               WITH THE           LENGTH OF TIME                 DURING
--------------                TRUST                 SERVED                  PAST 5 YEARS
                        ------------------- ----------------------- ------------------------------
INDEPENDENT TRUSTEES
J. Michael Parish       Chairman of the     Trustee since 1989      Retired; Partner, Wolf,
Born: November 9, 1943  Board;              (Chairman of the        Block, Schorr and Solis-Cohen
                        Trustee;            Board since 2004)       LLP (law firm) 2002 - 2003;
                        Chairman,                                   Partner, Thelen Reid & Priest
                        Compliance                                  LLP (law firm) from 1995 -
                        Committee,                                  2002.
                        Nominating
                        Committee and
                        Qualified Legal
                        Compliance
                        Committee

Costas Azariadis        Trustee;            Trustee since 1989      Professor of Economics,
Born: February 15, 1943 Chairman,                                   Washington University
                        Valuation                                   (effective 2006);
                        Committee                                   Professor of Economics,
                                                                    University of California-Los
                                                                    Angeles 1992 - 2006.

James C. Cheng          Trustee;            Trustee since1989       President, Technology
Born: July 26, 1942     Chairman, Audit                             Marketing Associates
                        Committee                                   (marketing company for small-
                                                                    and medium-sized businesses
                                                                    in New England).
INTERESTED TRUSTEE

John Y. Keffer          Trustee             Trustee since 1989      President, Forum Foundation
Born: July 15, 1942     Chairman,                                   (a charitable organization)
                        Contracts                                   since 2005; President, Forum
                        Committee                                   Trust, LLC (a non-depository
                                                                    trust company) since 1997;
                                                                    President, Citigroup Fund
                                                                    Services, LLC ("Citigroup")
                                                                    2003 - 2005; President, Forum
                                                                    Financial Group, LLC
                                                                    ("Forum"), (a fund services
                                                                    company acquired by Citibank,
                                                                    N.A. in 2003).
OFFICERS

Simon D. Collier        President;          Since 2005              Managing Partner, Foreside
Born: October 22, 1961  Principal                                   Financial Group, LLC since
                        Executive Officer                           April 2005; Chief Operating
                                                                    Officer and Managing
                                                                    Director, Global Fund
                                                                    Services, Citigroup
                                                                    2003-2005; Managing Director,
                                                                    Global Securities Services
                                                                    for Investors, Citibank, N.A.
                                                                    1999-2003.

Trudance L. Bakke       Treasurer;          Since 2005 (Principal   Director, Foreside Compliance
Born: August 11, 1971   Principal Financial Financial Officer since Services, LLC, since 2006;
                        Officer             2006)                   Product Manager, Citigroup
                                                                    2003 - 2006; Senior Manager
                                                                    of Corporate Finance, Forum
                                                                    1999 - 2003.

Beth P. Hanson          Vice President;     Since 2003              Relationship Manager,
Born: July 15, 1966     Assistant Secretary                         Citigroup since 2003;
                                                                    Relationship Manager, Forum
                                                                    1999 - 2003.

Sara M. Morris          Vice President      Since 2004              Director and Relationship
Born: September 18,                                                 Manager, Citigroup since
1963                                                                2004; Chief Financial
                                                                    Officer, The VIA Group, LLC
                                                                    (a strategic marketing
                                                                    company) 2000 - 2003.

David M. Whitaker       Secretary           Since 2004              Product Manager, Citigroup
Born: September 6, 1971                                             since 2004; Assistant
                                                                    Counsel, PFPC, Inc. (a fund
                                                                    services company) 2000 - 2004.

B. TRUSTEE OWNERSHIP IN EACH FUND IN FAMILY OF INVESTMENT COMPANIES


                                                      AGGREGATE DOLLAR RANGE OF
                                                          OWNERSHIP AS OF
                                                            DECEMBER 31,
                                                       2005 IN ALL REGISTERED
                                                             INVESTMENT
                                DOLLAR RANGE OF        COMPANIES OVERSEEN BY
                              BENEFICIAL OWNERSHIP           TRUSTEE IN
                               IN THE FUNDS AS OF       FAMILY OF INVESTMENT
TRUSTEES                       DECEMBER 31, 2005             COMPANIES.
--------                    ------------------------  -------------------------
INTERESTED TRUSTEES
John Y. Keffer                        None                   $1-$10,000

INDEPENDENT TRUSTEES
Costas Azariadis                      None                      None
James C. Cheng                        None                      None
J. Michael Parish               $10,001-$50,000            Over $100,000


C. OWNERSHIP OF SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As of December 31, 2005, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

D. INFORMATION CONCERNING TRUST COMMITTEES

1. AUDIT COMMITTEE


The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended
May 31, 2006, the Audit Committee met seven times.


2. NOMINATING COMMITTEE


The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for Trustee recommended by security holders. During the fiscal year ended May 31, 2006, the Nominating Committee did not meet.


3. VALUATION COMMITTEE


The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and certain officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended May 31, 2006, the Valuation Committee met three times.


4. QUALIFIED LEGAL COMPLIANCE COMMITTEE


The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended May 31, 2006, the QLCC did not meet.

5. CONTRACTS COMMITTEE


The Contracts Committee, which meets when necessary, consists of all of the Trustees. The Contracts Committee reviews the Trust's service provider contracts and fees in connection with their periodic approval. During the fiscal year ended May 31, 2006, the Contracts Committee did not meet.


6. COMPLIANCE COMMITTEE


The Compliance Committee, which meets when necessary, consists of all of the Trustees and the Trust's Chief Compliance Officer ("CCO"). The Compliance Committee oversees the Trust's CCO and any compliance matters that arise and relate to the Trust. During the fiscal year ended May 31, 2006, the Compliance Committee did not meet.


E. COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 ($750 for the Chairman) for each short special Board meeting attended and $1,500 ($2,250 for the Chairman) for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $3,000 annual stipend will be paid to each Trustee that serves as Chairman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by each Fund and the Fund Complex for the fiscal year ended May 31, 2006.


                                                                     TOTAL
                                                                  COMPENSATION
                                                    COMPENSATION FROM TRUST AND
FUND                                   TRUSTEE       FROM FUND    FUND COMPLEX
----                              ----------------- ------------ --------------
BROWN ADVISORY GROWTH EQUITY FUND
                                  Costas Azariadis      $766        $48,500
                                  James C. Cheng        $766        $48,500
                                  J. Michael Parish     $982        $62,750
                                  John Keffer           $198        $14,000

                                                                     TOTAL
                                                                  COMPENSATION
                                                    COMPENSATION FROM TRUST AND
FUND                                   TRUSTEE       FROM FUND    FUND COMPLEX
----                              ----------------- ------------ --------------
BROWN ADVISORY VALUE EQUITY FUND
                                  Costas Azariadis     $2,191       $48,500
                                  James C. Cheng       $2,191       $48,500
                                  J. Michael Parish    $2,807       $62,750
                                  John Keffer          $  549       $14,000

BROWN ADVISORY SMALL-CAP GROWTH
FUND
                                  Costas Azariadis     $2,061       $48,500
                                  James C. Cheng       $2,061       $48,500
                                  J. Michael Parish    $2,642       $62,750
                                  John Keffer          $  530       $14,000

BROWN ADVISORY SMALL-CAP VALUE
FUND
                                  Costas Azariadis     $1,524       $48,500
                                  James C. Cheng       $1,524       $48,500
                                  J. Michael Parish    $1,956       $62,750
                                  John Keffer          $  406       $14,000

BROWN ADVISORY OPPORTUNITY FUND
                                  Costas Azariadis     $   71       $48,500
                                  James C. Cheng       $   71       $48,500
                                  J. Michael Parish    $   97       $62,750
                                  John Keffer          $   71       $14,000

BROWN ADVISORY INTERNATIONAL FUND
                                  Costas Azariadis     $3,552       $48,500
                                  James C. Cheng       $3,552       $48,500
                                  J. Michael Parish    $4,562       $62,750
                                  John Keffer          $  971       $14,000

BROWN ADVISORY REAL ESTATE FUND
                                  Costas Azariadis     $  325       $48,500
                                  James C. Cheng       $  325       $48,500
                                  J. Michael Parish    $  416       $62,750
                                  John Keffer          $   78       $14,000

BROWN ADVISORY MARYLAND BOND FUND
                                  Costas Azariadis     $1,232       $48,500
                                  James C. Cheng       $1,232       $48,500
                                  J. Michael Parish    $1,576       $62,750
                                  John Keffer          $  295       $14,000

BROWN ADVISORY INTERMEDIATE
INCOME FUND
                                  Costas Azariadis     $1,918       $48,500
                                  James C. Cheng       $1,918       $48,500
                                  J. Michael Parish    $2,460       $62,750
                                  John Keffer          $  492       $14,000


F. INVESTMENT ADVISORS

1. SERVICES OF ADVISOR AND SUB-ADVISORS

The Advisor serves as investment advisor to each Fund pursuant to investment advisory agreements with the Trust (each an "Advisory Agreement"). Under the applicable Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund.


Cardinal Capital Management LLC ("Cardinal") is the Sub-Advisor for Brown Advisory Small-Cap Value Fund. Philadelphia International Partners LP ("PIA") and Walter Scott & Partners Limited ("Walter Scott") are the Sub-Advisors for Brown Advisory International Fund. Subject to the oversight of the Board and the Advisor, each Sub-Advisor makes decisions regarding the investment and reinvestment of the respective Fund's assets allocated to it for management by the Advisor.


2. OWNERSHIP OF ADVISOR AND SUB-ADVISORS

The Advisor is a fully owned subsidiary of Brown Investment Advisory & Trust Company ("BIAT"), a trust company operating under the laws of Maryland. BIAT is a fully owned subsidiary of Brown Advisory Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. BIAT may be considered an affiliate of each Fund because of its power to vote in excess of 25% of each Fund's shares. The term "Brown" shall mean the Advisor, BIAT and Brown Advisory Holdings Incorporated and their respective affiliates, collectively.

Cardinal, a Delaware limited liability company, was organized in 1995. Cardinal is owned and controlled by Amy K. Minella, Eugene Fox, III, and Robert B. Kirkpatrick, each a managing director thereof.

PIA was organized as a limited partnership in 2001. Glenmede Trust Company and Philadelphia International Partners LP are the limited partner and general partner, respectively, of PIA. Glenmede Trust Company, a wholly owned subsidiary of Glenmede Corporation, is a limited purpose trust company that provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Andrew B. Williams and James S. Lobb are the limited partners in Philadelphia International Partners LP. AB Williams Company LLC is the general partner in Philadelphia International Partners LP.


Walter Scott was organized as a corporation under the laws of Scotland in 1983. Prior to October 2, 2006, Walter Scott was controlled by Walter G. Scott due to his ownership of greater than 25% of the company's shares. As of that date, Mellon Financial Corporation acquired Walter Scott. Walter Scott presently operates as a subsidiary of Mellon Financial Corporation.


4. INFORMATION REGARDING PORTFOLIO MANAGERS

The following information regarding each Fund's portfolio managers has been provided by the Advisor or by the applicable Sub-Advisor.

OTHER ACCOUNTS UNDER MANAGEMENT. As of May 31, 2006, no Advisor portfolio manager that retained decision making authority over a Fund's management served as a portfolio manager for any other registered investment companies or for any pooled investment vehicles. As of the same date, each portfolio manager serviced other accounts as follows:


   PORTFOLIO MANAGER              # OF OTHER ACCOUNTS VALUE OF OTHER ACCOUNTS
   -----------------              ------------------- -----------------------
   Geoffrey R.B. Carey, CFA......         663              $961,657,000
   Richard M. Bernstein, CFA.....         251              $473,806,000
   Paul D. Corbin................          59              $281,697,000
   Christopher A. Berrier........          59              $578,780,000
   Timothy W. Hathaway, CFA......          59              $578,780,000
   Monica M. Hausner.............           2              $  1,168,000
   William K. Morrill............           4              $    925,000
   Darryl R. Oliver, CFA.........           0              $          0
   Paul J. Chew, CFA.............          22              $137,074,000


As of May 31, 2006, no account serviced by an Advisor portfolio manager referenced in the above chart paid a performance based management fee.


As of May 31, 2006, no Cardinal portfolio manager serviced any other registered investment companies. As of the same date, each Cardinal portfolio manager serviced 1 other pooled vehicle with assets of $69 million and 88 other accounts with combined assets of $1,365 million. As of May 31, 2006, no account serviced by a Cardinal portfolio manager paid a performance based management fee.

As of May 31, 2006, each PIA portfolio manager serviced 4 other registered investment companies with combined assets of $2,531 million, 5 other pooled vehicles with assets of $1,217 million and 52 separate other accounts and 13 wrap platforms with combined assets of $3,715 million. Of the 52 other accounts, 3 ($258 million in combined assets), pay PIA a performance based management fee.

As of May 31, 2006, each WSPL portfolio manager serviced 4 other registered investment companies with combined assets of $883 million, 49 other pooled vehicles with combined assets of $9,615 million and 105 other accounts with combined assets of $16,966 million. Of the 105 other accounts, 2 ($1,097 million in combined assets), pay WSPL a performance based management fee.


CONFLICTS OF INTEREST FOR PORTFOLIO MANAGERS. The Advisor and each Sub-Advisor do not believe that material conflicts of interest arise as result of a portfolio manager's servicing of multiple accounts for the following reasons:
(1) the management approach of the Advisor and each Sub-Advisor involves processes that help mitigate the evolvement of conflicts of interest between accounts, (2) the maintenance by the Advisor and each Sub-Advisor of portfolio allocation and best execution procedures, (3) the maintenance by Advisor and each Sub-Advisor of Codes of Ethics that establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of a Fund may abuse their fiduciary duties to the Fund; and (4) the nature of the management fee, performance based or not, has no bearing on how the Advisor or each Sub-Advisor manages a client account.

If a material conflict of interest arises between a Fund and other accounts managed by a portfolio manager, the Advisor and/or each Sub-Advisor will proceed in a manner that ensures that the Fund will not be treated less favorably.

INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGERS. Each Advisor portfolio manager has a compensation package that includes: base cash salary (fixed) and incentive bonus (variable). A portfolio manager that is also a member of the Advisor's senior management also maintains a significant equity interest in Brown Advisory Holdings Incorporated.


The incentive bonus is subjective and takes into consideration a number of different factors including performance, client satisfaction and services, and the overall profitability of the Advisor and its business units. When evaluating a portfolio manager's performance for bonus compensation purposes, the Advisor compares the pre-tax performance of a portfolio manager's accounts to a relative broad-based market index over a trailing 1, 3, and 5 year time period. The performance bonus is distributed at calendar year-end based on, among other things, the pre- tax investment return over the prior 1,3, and 5 year periods. Accounts managed in the below referenced styles are typically compared to the following indices:



Large-Cap Growth    Russell 1000(R) Growth Index
Large-Cap Value     Russell 1000(R) Value Index
Small-Cap Growth    Russell 2000(R) Growth Index
Opportunity Fund    Russell 3000(R) Growth Index
Maryland Bond       Lehman Brothers 1-10 Yr Blended Municipal Bond Index
Intermediate Income Lehman Brothers Intermediate Aggregate Index
Real Estate         NAREIT Equity Index and NAREIT Composite Index



All portions of a portfolio manager's compensation package are paid by the Advisor and not by any client account.


Each Cardinal portfolio manager receives a compensation package that includes: base cash salary (fixed), performance bonus (variable), and a cash percentage of the firm's profits based on the equity participation of the portfolio manager in the firm. The base salary is determined by considering overall experience, expertise, and competitive market rates. The performance bonus is based on the profitability of the firm and the portfolio manager's job performance. While the performance of an account may contribute to the overall profitability of the firm, no compensation of a portfolio manager is based on the numerical performance of any client account. All portions of a portfolio manager's compensation package are paid by Cardinal and not by any client account.


Each PIA portfolio manager receives a compensation package that includes: base cash salary (fixed), revenue sharing (fixed %), performance bonuses (variable), and partnership distributions (based on the firm's profitability). The base salary is determined by considering overall experience, expertise, and competitive market rates. The revenue sharing component is a percentage of total firm pre-tax revenue based on tenure and overall experience. The performance bonus is determined by Mr. Andrew Williams, Chief Investment Officer, and is based on how well the portfolio manager's countries and recommended stock ideas perform for all accounts managed, including the Brown Advisory International Fund, relative to appropriate benchmarks, as well as the portfolio manager's general contribution to the overall management process. The benchmarks are designed to gauge a portfolio manager's stock selection capabilities within his/her assigned regions versus those of an account's performance benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index and PIA's proprietary stock selection model. The performance bonus is distributed at calendar year-end based on the pre- tax performance over the prior 12 months. All portions of a portfolio manager's comprehensive compensation package are paid by PIA, and not by any client account.


Each WSPL portfolio manager receives a compensation package that includes: base cash salary (fixed) and a discretionary cash bonus (variable) that takes into consideration a number of different factors including the overall profitability of the firm. The base salary is determined by considering overall experience, expertise, and competitive market rates. While the performance of an account may contribute to the overall profitability of the firm, no portfolio manager compensation is based on the numerical performance of any client account. All portions of a portfolio manager's compensation package are paid by WSPL and not by any client account.

PORTFOLIO MANAGERS OWNERSHIP IN THE FUND. As of May 31, 2006, each portfolio manager that retained decision making authority over a Fund's management beneficially owned shares of each Fund as summarized in the following table:


                                                     DOLLAR RANGE OF BENEFICIAL
                                                          OWNERSHIP IN THE
                                                      CORRESPONDING FUND AS OF
FUND/PORTFOLIO MANAGER                                      MAY 31, 2006
----------------------                               --------------------------
BROWN ADVISORY GROWTH EQUITY FUND
Geoffrey R.B. Carey, CFA............................     $100,001-$500,000

BROWN ADVISORY VALUE EQUITY FUND
Richard M. Bernstein, CFA...........................     $100,001-$500,000

BROWN ADVISORY SMALL-CAP GROWTH FUND
Christopher A. Berrier..............................      $10,001-$50,000
Timothy W. Hathaway, CFA............................     $50,001-$100,000

BROWN ADVISORY SMALL-CAP VALUE FUND
Amy K. Minella......................................           None
Eugene Fox, III.....................................           None
Robert B. Kirkpatrick, CFA..........................           None

BROWN ADVISORY OPPORTUNITY FUND
Paul J. Chew, CFA...................................      $10,001-$50,000

BROWN ADVISORY INTERNATIONAL FUND-PIA
Andrew B. Williams, CFA.............................           None
Robert C. Benthem de Grave..........................           None
Fredrick B. Herman, III, CFA........................           None
Peter W. O'Hara, CFA................................           None

BROWN ADVISORY INTERNATIONAL FUND-WSPL
Dr. Walther Grant Scott.............................           None
Alan McFarlane......................................           None
Dr. Kenneth J. Lyall................................           None
Ian Clark...........................................           None
Rodger Nisbet.......................................           None

BROWN ADVISORY REAL ESTATE FUND
William K. Morrill, Jr..............................     $50,001-$100,000
Darryl R. Oliver, CFA...............................        $1-$10,000

BROWN ADVISORY MARYLAND BOND FUND
Monica M. Hausner...................................           None

BROWN ADVISORY INTERMEDIATE INCOME FUND
Paul D. Corbin......................................     $100,001-$500,000

7. FEES

The Advisor's fee is calculated as a percentage of each Fund's average daily net assets. The fee, if not waived, is accrued daily by each Fund and is assessed to each class based on average net assets for the previous month. The Advisor's fee is paid monthly based on average net assets for the prior month. A Sub-Advisor's fee is calculated as a percentage of a Fund's average daily net assets allocated to the Sub-Advisor for management but is paid by the Advisor and not the Fund.

In addition to receiving its advisory fee from each Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in each Fund. If you have a separately managed account with the Advisor with assets invested in a Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by each Fund to the Advisor, the amount of fees waived by the Advisor, and the actual fees received by the Advisor. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

8. OTHER PROVISIONS OF ADVISORY AGREEMENT

The Advisor is not affiliated with Citigroup or any company affiliated with Citigroup. Each Advisory Agreement remains in effect for a period of one year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, each Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

Each Advisory Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Advisor on 60 days' written notice to the Trust. Each Advisory Agreement terminates immediately upon assignment.

Under each Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

G. DISTRIBUTOR

1. DISTRIBUTION SERVICES


The Distributor (also known as principal underwriter) of the shares of each Fund is located at Two Portland Square, 1/st/ Floor, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Collier is an affiliate of the Trust and the Distributor as he serves as an officer of each entity.

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of each Fund. The Distributor continually distributes shares of each Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.


The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of shares of each Fund (see "purchases through Financial Institutions").

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain Financial Institutions, the sales charge paid by the purchasers of A Shares. Prior to April 25, 2006, the Distributor received and reallowed sales charges paid by purchasers of D Shares to certain Financial Institutions. Table 2 in Appendix B shows the aggregate sales charges paid to the Distributor, the amount of sales charge reallowed by the Distributor, and the amount of sales charge retained by the Distributor with respect to A and D Shares. The data are for the past three years (or shorter depending on a Fund's commencement of operations).

2. DISTRIBUTION PLAN - (A AND D SHARES)


The Trust has adopted a Rule 12b-1 plan under which each Fund is authorized to pay to the Distributor or any other entity approved by the board (collectively, "payees") as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.50% of the average daily net assets of A Shares of Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth

Fund and Brown Advisory Small-Cap Value Fund and 0.25% of the average daily net assets of D Shares of Brown Advisory Small-Cap Growth Fund, A Shares of Brown Advisory Opportunity Fund and A Shares of Brown Advisory Intermediate Income Fund. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of those Funds with A or D Shares. The plan is a core component of the ongoing distribution of A Shares. Mr. Collier , an officer of the Trust and principal of the Distributor, has a direct financial interest in the operations of the plan due to his ownership interests in the Distributor.


The plan provides that payees may incur expenses for distribution and service activities including but are not limited to: (1) any sales, marketing and other activities primarily intended to result in the sale of a Fund's shares and
(2) providing services to holders of shares related to their investment in a Fund, including without limitation providing assistance in connection with responding to the Fund's shareholder inquiries regarding the Fund's investment objective, policies and other operational features, and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a Payee who engages in or supports the distribution of Fund shares, or who provides shareholder servicing such as responding to a Fund's shareholder inquiries regarding the Fund's operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of a Fund's shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Advisor or others in connection with the offering of a Fund's shares for sale to the public.

The plan requires the Payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made. The plan obligates the Fund to compensate a payee for services and not to reimburse it for expenses incurred.

The plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution/shareholder servicing pursuant to the plan without approval by shareholders of all A and D Shares and that other material amendments of the plan must be approved by the Independent Trustees. The plan may be terminated with the respect to a Fund's A Shares or D Shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of the applicable Fund's A Shares or D Shares.

Table 3 in Appendix B shows the dollar amount of fees payable by the Fund to the Distributor under the Distribution Plan, the amount of fees waived by the Distributor or its agents and the actual fees received by the Distributor and its agents under the plan. No other payee received compensation from the Fund pursuant to the plan during the most recently completed fiscal year. The data provided are for the most recently completed fiscal year end.

3. COMPLIANCE SERVICES


Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO"), an Anti-Money Laundering Compliance Officer ("AMLCO") and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO, AMLCO and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, FCS receives a fee from the Funds of (i) $22,500 (allocated equally to all Trust series for which the Advisor provides management services), $5,000 per Fund, and $5,000 per Sub-Advisor per year and an (ii) annual fee of 0.01% of each Fund's average daily net assets, subject to an annual maximum of $20,000 per Fund. Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay FCS directly for the Compliance Services rendered to the Funds.

The Compliance Agreement with respect to a Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by FCS with respect to a Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, FCS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, FCS and certain related parties (such as officers of FCS or certain officers of the Distributor and persons who control FCS or the Distributor) are indemnified by the Trust against any and all claims and expenses related to FCS's actions or omissions, except for any act or omission resulting from FCS's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.


Table 4 in Appendix B shows the dollar amount of the fees accrued by each Fund, the amount of the fee waived, and the actual fees received. The data is for the past two fiscal years (or shorter period depending on the Fund's commencement of operations).

H. OTHER FUND SERVICE PROVIDERS

1. ADMINISTRATOR

As Administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator administers the Trust's operations with respect to the Funds except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator's responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Funds; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Trust's tax returns, the preparation of financial statements and related reports to the Trust's shareholders, the SEC and state and other securities administrators; (4) provide the Trust with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Trust's investment advisors in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the oversight of the Trust's counsel and with the cooperation of the Advisors, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.


For administration, fund accounting and transfer agency services, Citigroup receives 0.15% on the first $300 million of the combined assets of all Trust series managed by the Advisor ("Brown Advisory Funds"); 0.10% on the next $300 million on the combined assets of all Brown Advisory Funds; 0.075% on the next $100 million of the combined assets of all Brown Advisory Funds; and 0.05% on Brown Advisory Fund assets over $700 million ("Bundled Fee"). For the period June 6, 2003 through December 31, 2004, Citigroup received an annual administration fee equal to 0.09% of the combined assets of all Brown Advisory Funds of such assets is less than $50 million times the number of Brown Advisory Funds and 0.065% of the remaining assets, subject to a $40,000 annual minimum per Fund. For the period January 1, 2003 through June 5, 2003, Citigroup received from each Brown Advisory Fund a fee equal to 0.10% of the first $100 million in assets, 0.075% of the remaining assets and a $40,000 annual minimum charge. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month. The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to each Fund.


The Administration Agreement with respect to each Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to a Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to each Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees received by the Administrator. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

2. FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement (the "Accounting Agreement") with the Trust, Citigroup provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing each Fund's financial statements and tax returns.


For its administration, fund accounting and transfer agency services, Citigroup receives a Bundled Fee. In addition to the Bundled Fee, Citigroup also receives from each Fund the following compensation relating to fund accounting services rendered: $500 per month for each class above one, $666.67 per month per Sub-Advisor for Brown Advisory International Fund, an annual fee of 0.0075% of the Fund's average daily net assets and certain surcharges based upon the Fund's asset level as well as the number and type of the Fund's portfolio transactions and positions. Each Fund also pays the Accountant $125 per month for tax preparation services. The fees paid to Citigroup are accrued daily by each Fund and are paid monthly based, in part, on transactions and positions for the previous month. For the period of February 20, 2004 through December 31, 2004, Citigroup received accounting fees per Brown Advisory Fund equal to $3,000 per month, an annual fee of 0.01% of each Brown Advisory Fund's assets plus certain surcharges. Similarly, for the period of January 1, 2003 through February 19, 2004 Citigroup received an annual fee of $3,000 per Brown Advisory Fund plus certain surcharges.


The Accounting Agreement with respect to each Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to each Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to each Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating each Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and each Fund.

Table 6 in Appendix B shows the dollar amount of the fees accrued by each Fund, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3. TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement ("Transfer Agency Agreement") with the Trust, the Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

4. CUSTODIAN

BIAT, an affiliate of the Advisor, is the Custodian for each Fund except Brown Advisory International Fund and Brown Advisory Intermediate Income Fund and safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of each Fund's domestic and foreign assets. The Custodian is located at 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.

Citibank, N.A. is the Custodian for Brown Advisory International Fund and Brown Advisory Intermediate Income Fund and safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.

For its services, BIAT receives a fee of 0.01% of each Fund's first $1 billion in assets; 0.0075% on Fund assets between $1-2 billion; 0.0050% on Fund assets between $2-6 billion; and 0.0025% on Fund assets greater than $6 billion. Each Fund also pays an annual maintenance fee of $3,600, plus certain other transaction fees. For its services, Citibank, N.A. receives a monthly maintenance fee of $600, plus certain other transaction fees and asset-based fees. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month.

5. LEGAL COUNSEL


Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, Washington D.C. 20006, passes upon legal matters in connection with the issuance of shares of the Trust.


6. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, 02116, is the independent registered public accounting firm for each Fund, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.


4. PORTFOLIO TRANSACTIONS

A. HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor or Sub-Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor or Sub-Advisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B. COMMISSIONS PAID

Table 7 in Appendix B shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of each Fund, the Advisor, Sub-Advisor or distributor. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

C. ADVISOR RESPONSIBILITY FOR PURCHASES AND SALES

Each Advisor or Sub-Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor or Sub-Advisor. Each Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by each Sub-Advisor or Advisor in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

Each Advisor or Sub-Advisor seeks "best execution" for all portfolio transactions. This means that each Advisor or Sub-Advisor seeks the most favorable price and execution available. Each Advisor's or Sub-Advisor's primary consideration in executing transactions for each Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D. CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, each Advisor or Sub-Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and each Advisor's or Sub-Advisor's duties, an Advisor or Sub-Advisor may consider payments made by brokers effecting transactions for a Fund. These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to a Fund for which those other persons would be obligated to pay.

Each Advisor or Sub-Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

E. OBTAINING RESEARCH FROM BROKERS

Each Advisor or Sub-Advisor has full brokerage discretion. Each Advisor or Sub-Advisor evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Each Advisor or Sub-Advisor may give consideration to research services furnished by brokers to the Advisor or Sub-Advisor for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment an Advisor's or Sub-Advisor's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of an Advisor's or Sub-Advisor's accounts, although a particular client may not benefit from all the research received on each occasion. An Advisor's or Sub-Advisor's fees are not reduced by reason of an Advisor's or Sub-Advisor's receipt of research services. Since most of an Advisor's or Sub-Advisor's brokerage commissions for research are for economic research on specific companies or industries, and since an Advisor or Sub-Advisor follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Advisor's or Sub-Advisor's clients and a Fund's investors.

F. COUNTERPARTY RISK

Each Advisor or Sub-Advisor monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G. TRANSACTIONS THROUGH AFFILIATES

Each Advisor or Sub-Advisor may effect transactions through affiliates of the Advisor or Sub-Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

H. OTHER ACCOUNTS OF THE ADVISOR OR SUB-ADVISOR

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or Sub-Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in an Advisor's or Sub-Advisor's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for each Fund and other client accounts managed by an Advisor or Sub-Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I. PORTFOLIO TURNOVER

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.


The portfolio turnover in 2006 in the Brown Advisory Small-Cap Growth Fund was higher than 2005, primarily due to a change in the portfolio manager structure for this Fund. In September 2005, two portfolio managers were appointed co-chairmen of the Fund and the turnover is reflective of this transition.

The portfolio turnover in 2006 in the Brown Advisory Opportunity Fund was higher than the turnover in 2005, primarily because of the transition in investments advisors from the Nevis Fund to the Brown Advisory Opportunity Fund.

The decrease in the portfolio turnover in the Brown Advisory International Fund from 2005 to 2006 is appropriate due to the initiation of multi manager structure in 2005. In 2005, 50% of the securities were transferred to Walter Scott, and they were liquidated in order to establish new positions with a growth orientation consistent with Walter Scott's investment style.

The increase in portfolio turnover in the Brown Advisory Real Estate Fund from 2005 to 2006 is primarily the result of an effort to invest the Fund's holdings in those companies that offer both attractive current dividend yields and potential for above average dividend growth over time. The portfolio changes are largely complete and we anticipate that turnover will return to the 15-20 percent level.


J. SECURITIES OF REGULAR BROKER-DEALERS

From time to time, a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund's last fiscal year; or
(3) sold the largest amount of a Fund's shares during the Fund's last fiscal year.

Table 8 in Appendix B lists the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of each Fund's holdings of those securities as of each Fund's most recent fiscal year.

K. PORTFOLIO HOLDINGS


Portfolio holdings of a Fund are disclosed to the public on a quarterly basis in forms required to be filed with the SEC. Portfolio holdings as of the end of a Fund's annual and semi-annual fiscal periods are reported to the SEC on form N-CSR within 10 days of the mailing of the annual or semi-annual report. Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of a Fund's latest semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of a Fund's latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Fund's Advisor makes publicly available, on a quarterly basis, information regarding a Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This holding information is made available through the Fund or Advisor's website, marketing communications (including printed advertisements and sales literature), and/or the Fund's Transfer Agent telephone customer service center that supports the Funds. This quarterly holdings information is released within 15 days after the quarter end.

A Fund's nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for a Fund's operation that the Fund has retailed them to perform. The Fund's Advisor, who manages the Fund's portfolio, has regular and continuous access to a Fund's portfolio holdings. In addition, the Fund's Advisor, Administrator, Custodian, Distributor and Fund Accountant as well as proxy voting services
(ISS), mailing services and financial printers may have access to a Fund's nonpublic portfolio holdings information on an ongoing basis. A Fund's Trustees and officers, legal counsel to a Fund and to the Independent Trustees, and a Fund's independent registered public accounting firm may receive portfolio holdings information on an as needed basis. Mailing services (ADP) and financial printers (currently RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter.

From time to time the Advisor also may disclose nonpublic information regarding a Fund's portfolio holdings to certain mutual fund consultants, analysts and rating and ranking entities, or other entities or persons ("Recipients") that have a legitimate business purpose in receiving such information. Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if the Compliance Committee of the Board determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) a Fund has a legitimate business purposes for the disclosing the information; and (3) the disclosure is in the best interests of a Fund and its shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of a Fund, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential;
(2) will implement or have in place procedures to monitor compliance by its employees with the term of the confidentiality agreement; and (3) upon request from the Advisor or a Fund, will return or promptly destroy the information. The Compliance Committee shall report to the Board of Trustees at the next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Compliance Committee's reasons for determining to permit such disclosure.

No compensation is received by s Fund, nor, to the Fund's knowledge, paid to the Advisor or any other party, by any service provider or any other person in connection with the disclosure of the Fund's portfolio holdings. With respect to the Trustees, its officers, the Advisor, the Administrator and the Distributor, the Board has approved codes of ethics (collectively, "Codes") that are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning a Fund's portfolio holdings. In addition, a Fund's service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.


5. PURCHASE AND REDEMPTION INFORMATION

A. GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent.

Each Fund class accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B. ADDITIONAL PURCHASE INFORMATION

Shares of each Fund or class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of a Fund class may be higher than a Fund class' NAV.

Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Advisor's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. Each Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1. IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2. UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

3. PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of a Fund. Your order will be priced at a Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. No Fund is responsible for the failure of any Financial Institution to carry out its obligations.

Investors purchasing shares of a Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.

C. ADDITIONAL REDEMPTION INFORMATION

You may redeem shares of the Fund at the NAV per share minus any applicable redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV per share. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1. SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2. REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.

D. NAV DETERMINATION

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E. DISTRIBUTIONS

Distributions of net investment income will be reinvested at the applicable
Fund class' NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to each Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A. QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is May 31 (the same as each Fund's fiscal year end).

1. MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

  . The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

  . The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

  . The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2. FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B. FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.


A portion of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent a Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. A Fund's distributions of dividends that it received from REITs generally do not constitute "qualified dividend income."


Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

Each Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C. CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered

60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle; (2) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to each Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain.

If Brown Advisory International Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Fund could elect to "mark-to market" stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.

D. FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, a Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E. SALE, EXCHANGE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F. BACKUP WITHHOLDING

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded.

G. FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. You generally would be exempt from Federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

H. STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in a Fund.

I. FOREIGN INCOME TAX

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by a Fund.

J. MARYLAND TAXES (BROWN ADVISORY MARYLAND BOND FUND)

Distributions attributable to interest received by the Fund on Maryland municipal obligations and certain U.S. government obligations are generally exempt from Maryland state and local income taxes. Distributions attributable to the Fund's other income or gains, however, are generally subject to these taxes. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares generally is not deductible for purposes of Maryland state or local income tax.

Distributions of income derived from interest on Maryland municipal obligations may not be exempt from taxation under the laws of states other than Maryland.

To the extent the Fund receives interest on certain private activity bonds, a proportionate part of the exempt-interest dividends paid by the Fund may be treated as an item of tax preference for the Federal alternative minimum tax and Maryland's tax on tax preference items. In addition to the preference item for interest on private activity bonds, corporate shareholders must include the full amount of exempt-interest dividends in computing tax preference items for purposes of the alternative minimum tax.

If you borrow money to purchase or carry shares of the Fund, the interest on your debt generally is not deductible for Federal income tax purposes.

7. OTHER MATTERS

A. THE TRUST AND ITS SHAREHOLDERS

1. GENERAL INFORMATION

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following series:

Absolute Strategies Fund/(1)/
Adams Harkness Small Cap Growth Fund
Austin Global Equity Fund
Auxier Focus Fund/(2)/
Brown Advisory Growth Equity Fund /(3)/
Brown Advisory Intermediate Income Fund /(3)/
Brown Advisory International Fund /(4)/
Brown Advisory Maryland Bond Fund /(4)/
Brown Advisory Opportunity Fund /(3)/
Brown Advisory Real Estate Fund /(4)/
Brown Advisory Small-Cap Growth Fund /(5)/
Brown Advisory Small-Cap Value Fund /(3)/
Brown Advisory Value Equity Fund/ (3)/

DF Dent Premier Growth Fund
Dover Responsibility Fund /(1)/
Fountainhead Special Value Fund
Golden Large Core Value Fund /(6)/
Golden Small Core Value Fund /(6)/
Jordan Opportunity Fund
Mastrapasqua Growth Fund
Merk Hard Currency Fund /(6)/
Payson Total Return Fund
Payson Value Fund
Polaris Global Value Fund
SteepleView Fund

Winslow Green Growth Fund /(6)/
--------
/(1)/ The Trust offers shares of beneficial interest in Institutional, A and C classes of this series.
/(2)/ The Trust offers shares of beneficial interest in Investor, A and C classes of this series.

/(3)/ The Trust offers shares of beneficial interest in Institutional and A classes of this series. Currently A Shares of Brown Advisory Opportunity Fund are not publicly offered.

/(4)/ The Trust offers shares of beneficial interest in an Institutional class of this series.

/(5)/ The Trust offers shares of beneficial interest in Institutional and A classes of this series. Effective April 25, 2006, the Fund ceased the public offering of D Shares. This means that the class is closed to new investors and current shareholders cannot purchase additional shares except through a pre-established reinvestment program.

/(6)/ The Trust offers shares of beneficial interests in Institutional and Investor classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each series and classes thereof will continue indefinitely until terminated.

2. SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance. For more information on any other class of shares of a Fund, investors may contact the Transfer Agent.

3. SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4. TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B. FUND OWNERSHIP


As of September 11, 2006, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Also as of that date, certain shareholders of record owned 5% or more of the shares of a Fund class. Shareholders known by a Fund to own of record or beneficially 5% or more of the shares of a Fund class are listed in Table 9 in Appendix B.

From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 11, 2006, the following shareholders may be deemed to control a Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities.



                                                                               PERCENTAGE OF
FUND                                       SHAREHOLDER AND ADDRESS              FUND OWNED
----                                       ----------------------------------  -------------
Brown Advisory Growth Equity Fund          Brown Investment Advisory & Trust       86.27%
                                           Company
                                           FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231

Brown Advisory Value Equity Fund           Brown Investment Advisory & Trust       86.98
                                           Company
                                           FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231

Brown Advisory Small-Cap Growth Fund       Brown Investment Advisory & Trust       85.04
                                           Company
                                           FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231

Brown Advisory Small-Cap Value Fund        Brown Investment Advisory & Trust       79.62
                                           Company
                                           FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231

                                                                               PERCENTAGE OF
FUND                                       SHAREHOLDER AND ADDRESS              FUND OWNED
----                                       ----------------------------------  -------------
Brown Advisory Opportunity Fund            Brown Investment Advisory & Trust       35.19
                                           Company
                                           FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231

                                           Charles Schwab Co., Inc.                26.69
                                           FBO Clients
                                           101 Montgomery Street
                                           San Francisco, CA 94104

Brown Advisory International Fund          Brown Investment Advisory & Trust       93.92
                                           Company
                                           FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231

Brown Advisory Real Estate Fund            Brown Investment Advisory & Trust       91.17
                                           Company FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231

Brown Advisory Maryland Bond Fund          Brown Investment Advisory & Trust       92.79
                                           Company
                                           FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231

Brown Advisory Intermediate Income Fund    Brown Investment Advisory & Trust       75.39
                                           Company FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231


C. LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D. PROXY VOTING PROCEDURES

Copies of the proxy voting procedures of the Trust, the Advisor and each Sub-Advisor are included in Appendix C. Information regarding how a Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by contacting the Transfer Agent at (800) 540-6807 and (2) on the SEC's website at www.sec.gov.

E. CODE OF ETHICS

The Trust, the Advisor, each Sub-Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between a Fund and personnel of the Trust, the Advisor, each Sub-Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by a Fund, subject to certain limitations.

F. REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G. FINANCIAL STATEMENTS


The financial statements of each Fund for the year ended May 31, 2005, which are included in the Fund's Annual Report to shareholders, are incorporated herein by reference. The financial statements include the schedule of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. The financial statements have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference and have been so incorporated in reliance upon the reports of such firm, given upon their authority as experts in accounting and auditing.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.   CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.   MOODY'S

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.   S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC   An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

B.   PREFERRED STOCK

1.   MOODY'S

Aaa An issue that is rated "Aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa An issue that is rated "Aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.   S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C      A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C. SHORT TERM RATINGS

1. MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        .   Leading market positions in well-established industries.

        .   High rates of return on funds employed.

        . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        . Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT   Issuers rated Not Prime do not fall within any of the Prime rating
PRIME categories.

2.    S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The following tables show the dollar amount of advisory fees accrued by each Fund, the amount of fee that was waived by the Advisor, if any, and the actual fees received by the Advisor.


                                             ADVISORY    ADVISORY    ADVISORY
FUND                                        FEE ACCRUED FEE WAIVED FEE RETAINED
----                                        ----------- ---------- ------------
BROWN ADVISORY GROWTH EQUITY FUND
Year Ended May 31, 2006.................... $  371,178   $  2,363   $  368,815
Year Ended May 31, 2005.................... $  329,863   $ 35,779   $  294,084
Year Ended May 31, 2004.................... $  308,367   $ 70,357   $  238,010

BROWN ADVISORY VALUE EQUITY FUND
Year Ended May 31, 2006.................... $1,053,723   $  2,460   $1,051,263
Year Ended May 31, 2005.................... $  870,413   $ 14,344   $  856,069
Period Ended May 31, 2004.................. $  248,372   $  9,254   $  239,118
Period Ended December 31, 2003............. $  236,798   $114,295   $  122,503

BROWN ADVISORY SMALL-CAP GROWTH FUND
Year Ended May 31, 2006.................... $1,323,158   $  2,136   $1,321,022
Year Ended May 31, 2005.................... $1,220,940   $      0   $1,220,940
Year Ended May 31, 2004.................... $1,341,372   $      0   $1,341,372

BROWN ADVISORY SMALL-CAP VALUE FUND
Year Ended May 31, 2006.................... $1,017,097   $  2,052   $1,015,045
Year Ended May 31, 2005.................... $  606,490   $ 46,128   $  560,362
Period Ended May 31, 2004.................. $  139,176   $ 80,133   $   59,043

BROWN ADVISORY OPPORTUNITY FUND
Year Ended May 31, 2006.................... $  259,170   $ 39,080   $  220,090

BROWN ADVISORY INTERNATIONAL FUND
Year Ended May 31, 2006.................... $2,491,474   $      0   $2,491,474
Year Ended May 31, 2005.................... $1,578,661   $ 35,667   $1,542,994
Period Ended May 31, 2004.................. $  514,721   $ 27,862   $  486,859
Period Ended December 31, 2003............. $  850,701   $ 99,626   $  751,075

BROWN ADVISORY REAL ESTATE FUND
Year Ended May 31, 2006.................... $  153,397   $ 14,148   $  139,249
Year Ended May 31, 2005.................... $  131,866   $ 65,524   $   66,342
Period Ended May 31, 2004.................. $   28,108   $ 28,108   $        0

BROWN ADVISORY MARYLAND BOND FUND
Year Ended May 31, 2006.................... $  385,931   $      0   $  385,931
Year Ended May 31, 2005.................... $  361,813   $ 41,888   $  319,925
Year Ended May 31, 2004.................... $  348,698   $ 64,445   $  284,253

                                             ADVISORY    ADVISORY    ADVISORY
FUND                                        FEE ACCRUED FEE WAIVED FEE RETAINED
----                                        ----------- ---------- ------------
BROWN ADVISORY INTERMEDIATE INCOME FUND
Year Ended May 31, 2006....................  $429,664    $      0    $429,664
Year Ended May 31, 2005....................  $347,554    $ 43,326    $304,228
Period Ended May 31, 2004..................  $128,458    $ 15,312    $113,146
Year Ended December 31, 2003...............  $360,907    $127,779    $233,128


TABLE 2 - FRONT-END SALES CHARGES (A SHARES AND D SHARES)


The following tables show the dollar amount of aggregate sales charge paid to the Distributor, the amount retained, and the amount reallowed to financial institutions in connection with purchases of A and D Shares.



                                                   AGGREGATE
                                                     SALES    AMOUNT   AMOUNT
FUND                                                CHARGE   RETAINED REALLOWED
----                                               --------- -------- ---------
BROWN ADVISORY GROWTH EQUITY FUND - A SHARES
Year Ended May 31, 2006...........................  $     0   $    0   $     0

BROWN ADVISORY VALUE EQUITY FUND - A SHARES
Year Ended May 31, 2006...........................  $     0   $    0   $     0

BROWN ADVISORY SMALL-CAP GROWTH FUND - A SHARES
Year Ended May 31, 2006...........................  $     0   $    0   $     0

BROWN ADVISORY SMALL-CAP GROWTH FUND - D SHARES
Year Ended May 31, 2006...........................  $   948   $  948   $     0
Year Ended May 31, 2005...........................  $18,216   $1,920   $16,296
Year Ended May 31, 2004...........................  $37,307   $3,982   $33,325

BROWN ADVISORY SMALL-CAP VALUE FUND - A SHARES
Year Ended May 31, 2006...........................  $     0   $    0   $     0

BROWN ADVISORY INTERMEDIATE INCOME FUND - A SHARES
Year Ended May 31, 2006...........................  $     0   $    0   $     0
Year Ended May 31, 2005...........................  $ 9,069   $1,059   $ 8,010
Period Ended May 31, 2004.........................  $ 4,942   $  562   $ 4,380
Year Ended December 31, 2003......................  $13,238   $1,271   $11,967

TABLE 3 - RULE 12B-1 FEES (A SHARES AND D SHARES)


The following tables show the dollar amount of fees paid to the Distributor by D Shares, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor.



                                                  12B-1 FEE 12B-1 FEE 12B-1 FEE
FUND                                                PAID     WAIVED   RETAINED
----                                              --------- --------- ---------
BROWN ADVISORY GROWTH EQUITY FUND - A SHARES
Year Ended May 31, 2006..........................  $   199     $0      $   199

BROWN ADVISORY VALUE EQUITY FUND - A SHARES
Year Ended May 31, 2006..........................  $   362     $0      $   362

BROWN ADVISORY SMALL-CAP GROWTH FUND - A SHARES    $   105     $0      $   105
Year Ended May 31, 2006

BROWN ADVISORY SMALL-CAP GROWTH FUND - D SHARES
Year Ended May 31, 2006..........................  $38,853     $0      $38,853
Year Ended May 31, 2005..........................  $41,942     $0      $41,942
Year Ended May 31, 2004..........................  $45,734     $0      $45,734

BROWN ADVISORY SMALL-CAP VALUE FUND - A SHARES
Year Ended May 31, 2006..........................  $    25     $0      $    25

BROWN ADVISORY INTERMEDIATE INCOME FUND - A
SHARES
Year Ended May 31, 2006..........................  $39,343     $0      $39,343
Year Ended May 31, 2005..........................  $45,247     $0      $45,247
Period Ended May 31, 2004........................  $20,395     $0      $20,395
Year Ended December 31, 2003.....................  $63,424     $0      $63,424

TABLE 4 - COMPLIANCE FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived, if any, and the actual fees received. The Compliance Agreement became effective on October 1, 2004.


                                            COMPLIANCE  COMPLIANCE  COMPLIANCE
FUND                                        FEE ACCRUED FEE WAIVED FEE RETAINED
----                                        ----------- ---------- ------------
BROWN ADVISORY GROWTH EQUITY FUND
Year Ended May 31, 2006                       $ 7,635     $3,107     $ 4,528
Year Ended May 31, 2005                       $ 3,618     $    0     $ 3,618

BROWN ADVISORY VALUE EQUITY FUND
Year Ended May 31, 2006                       $12,471     $  552     $11,919
Year Ended May 31, 2005                       $10,031     $    0     $10,031

BROWN ADVISORY SMALL-CAP GROWTH FUND
Year Ended May 31, 2006                       $12,031     $  683     $11,348
Year Ended May 31, 2005                       $ 9,953     $    0     $ 9,953

BROWN ADVISORY SMALL-CAP VALUE FUND
Year Ended May 31, 2006                       $15,396     $3,905     $11,491
Year Ended May 31, 2005                       $ 6,495     $    0     $ 6,495

BROWN ADVISORY OPPORTUNITY FUND
Year Ended May 31, 2006                       $ 1,855     $  652     $ 1,203

BROWN ADVISORY INTERNATIONAL FUND
Year Ended May 31, 2006                       $23,771     $1,633     $22,138
Year Ended May 31, 2005                       $15,740     $    0     $15,740

BROWN ADVISORY REAL ESTATE FUND
Year Ended May 31, 2006                       $ 4,553     $2,000     $ 2,553
Year Ended May 31, 2005                       $ 2,615     $    0     $ 2,615

BROWN ADVISORY MARYLAND BOND FUND
Year Ended May 31, 2006                       $ 9,110     $2,076     $ 7,034
Year Ended May 31, 2005                       $ 5,961     $    0     $ 5,961

BROWN ADVISORY INTERMEDIATE INCOME FUND
Year Ended May 31, 2006                       $11,529     $  847     $10,682
Year Ended May 31, 2005                       $ 8,442     $    0     $ 8,442

TABLE 5 - ADMINISTRATION FEES


The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Administrator, if any, and the actual fees received by the Administrator. For the period of June 1, 2005 through May 31, 2006, amounts reflect the Bundled Fee. For periods prior to June 1, 2005, fees are for administration services rendered.



                                   ADMINISTRATION ADMINISTRATION ADMINISTRATION
FUND                                FEE ACCRUED     FEE WAIVED    FEE RETAINED
----                               -------------- -------------- --------------
BROWN ADVISORY GROWTH EQUITY FUND
Year Ended May 31, 2006               $ 51,139       $   992        $ 50,147
Year Ended May 31, 2005               $ 43,596       $ 2,819        $ 40,777
Year Ended May 31, 2004               $ 38,432       $ 4,860        $ 33,572

BROWN ADVISORY VALUE EQUITY FUND
Year Ended May 31, 2006               $145,211       $ 2,852        $142,359
Year Ended May 31, 2005               $105,975       $     0        $105,975
Period Ended May 31, 2004             $ 27,492       $     0        $ 27,492
Period Ended December 31, 2003        $ 38,484       $12,195        $ 26,289

BROWN ADVISORY SMALL-CAP GROWTH
FUND
Year Ended May 31, 2006               $136,805       $ 2,692        $134,113
Year Ended May 31, 2005               $110,075       $     0        $110,075
Year Ended May 31, 2004               $109,872       $     0        $109,872

BROWN ADVISORY SMALL-CAP VALUE
FUND
Year Ended May 31, 2006               $105,791       $ 3,097        $102,694
Year Ended May 31, 2005               $ 57,091       $    55        $ 57,036
Period Ended May 31, 2004             $ 23,055       $11,618        $ 11,437

BROWN ADVISORY OPPORTUNITY FUND
Year Ended May 31, 2006               $  8,156       $     3        $  8,153

BROWN ADVISORY INTERNATIONAL FUND
Year Ended May 31, 2006               $245,531       $ 5,100        $240,431
Year Ended May 31, 2005               $142,993       $     0        $142,993
Period Ended May 31, 2004             $ 42,793       $     0        $ 42,793
Period Ended December 31, 2003        $ 74,199       $ 1,656        $ 72,543

BROWN ADVISORY REAL ESTATE FUND
Year Ended May 31, 2006               $ 21,256       $   803        $ 20,453
Year Ended May 31, 2005               $ 31,561       $15,340        $ 16,221
Period Ended May 31, 2004             $ 19,004       $15,925        $  3,079

BROWN ADVISORY MARYLAND BOND FUND
Year Ended May 31, 2006               $ 79,920       $ 1,619        $ 78,301
Year Ended May 31, 2005               $ 66,100       $     0        $ 66,100
Year Ended May 31, 2004               $ 57,287       $     0        $ 57,287

BROWN ADVISORY INTERMEDIATE
INCOME FUND
Year Ended May 31, 2006               $126,919       $ 2,495        $124,424
Year Ended May 31, 2005               $ 90,637       $     0        $ 90,637
Period Ended May 31, 2004             $ 30,502       $     0        $ 30,502
Year Ended December 31, 2003          $ 91,423       $ 1,922        $ 89,501

TABLE 6 - ACCOUNTING FEES


The following tables show the dollar amount of accounting fees accrued by each Fund, the amount of fee that was waived by the Accountant, if any, and the actual fees received by the Accountant. For the period of June 1, 2005 through May 31, 2006, amounts reflect the Bundled Fee. For periods prior to June 1, 2005, fees are for accounting services rendered.



                                            ACCOUNTING  ACCOUNTING  ACCOUNTING
FUND                                        FEE ACCRUED FEE WAIVED FEE RETAINED
----                                        ----------- ---------- ------------
BROWN ADVISORY GROWTH EQUITY FUND
Year Ended May 31, 2006                       $ 7,388       $0       $ 7,388
Year Ended May 31, 2005                       $27,082       $0       $27,082
Year Ended May 31, 2004                       $49,440       $0       $49,440

BROWN ADVISORY VALUE EQUITY FUND
Year Ended May 31, 2006                       $14,653       $0       $14,653
Year Ended May 31, 2005                       $35,717       $0       $35,717
Period Ended May 31, 2004                     $21,450       $0       $21,450
Period Ended December 31, 2003                $51,411       $0       $51,411

BROWN ADVISORY SMALL-CAP GROWTH FUND
Year Ended May 31, 2006                       $18,269       $0       $18,269
Year Ended May 31, 2005                       $47,093       $0       $47,093
Year Ended May 31, 2004                       $77,380       $0       $77,380

BROWN ADVISORY SMALL-CAP VALUE FUND
Year Ended May 31, 2006                       $11,679       $0       $11,679
Year Ended May 31, 2005                       $28,410       $0       $28,410
Period Ended May 31, 2004                     $23,866       $0       $23,866

BROWN ADVISORY OPPORTUNITY FUND
Year Ended May 31, 2006                       $ 1,249       $0       $ 1,249

BROWN ADVISORY INTERNATIONAL FUND
Year Ended May 31, 2006                       $49,369       $0       $49,369
Year Ended May 31, 2005                       $64,897       $0       $64,897
Period Ended May 31, 2004                     $29,194       $0       $29,194
Period Ended December 31, 2003                $66,034       $0       $66,034

BROWN ADVISORY REAL ESTATE FUND
Year Ended May 31, 2006                       $ 5,180       $0       $ 5,180
Year Ended May 31, 2005                       $24,467       $0       $24,467
Period Ended May 31, 2004                     $18,901       $0       $18,901

BROWN ADVISORY MARYLAND BOND FUND
Year Ended May 31, 2006                       $ 9,314       $0       $ 9,314
Year Ended May 31, 2005                       $36,582       $0       $36,582
Year Ended May 31, 2004                       $67,114       $0       $67,114

BROWN ADVISORY INTERMEDIATE INCOME FUND
Year Ended May 31, 2006                       $18,734       $0       $18,734
Year Ended May 31, 2005                       $49,284       $0       $49,284
Period Ended May 31, 2004                     $29,985       $0       $29,985
Year Ended December 31, 2003                  $73,196       $0       $73,196

TABLE 7 - COMMISSIONS

The following tables show the aggregate brokerage commissions of each Fund.


                                                             TOTAL             % OF
                                                           BROKERAGE        BROKERAGE          % OF
                                                          COMMISSIONS      COMMISSIONS     TRANSACTIONS
                                                         ($) PAID TO AN     PAID TO AN      EXECUTED BY
                                                        AFFILIATE OF THE AFFILIATE OF THE AN AFFILIATE OF
                                               TOTAL         FUND,            FUND,          THE FUND,
                                             BROKERAGE    ADVISOR/SUB-     ADVISOR/SUB-    ADVISOR/SUB-
                                            COMMISSIONS    ADVISOR OR       ADVISOR OR      ADVISOR OR
FUND                                            ($)       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
----                                        ----------- ---------------- ---------------- ---------------
BROWN ADVISORY GROWTH EQUITY FUND
Year Ended May 31, 2006                      $ 59,157          $0               0%               0%
Year Ended May 31, 2005                      $ 49,911          $0               0%               0%
Year Ended May 31, 2004                      $ 40,493          $0               0%               0%

BROWN ADVISORY VALUE EQUITY FUND
Year Ended May 31, 2006/(1)/                 $340,179          $0               0%               0%
Year Ended May 31, 2005/(1)/                 $315,890          $0               0%               0%
Period Ended May 31, 2004                    $120,687          $0               0%               0%
Period Ended December 31, 2003               $185,229          $0               0%               0%

BROWN ADVISORY SMALL-CAP GROWTH FUND
Year Ended May 31, 2006/(4)/                 $394,353          $0               0%               0%
Year Ended May 31, 2005/(4)/                 $184,014          $0               0%               0%
Year Ended May 31, 2004                      $261,941          $0               0%               0%

BROWN ADVISORY SMALL-CAP VALUE FUND
Year Ended May 31, 2006                      $215,482          $0               0%               0%
Year Ended May 31, 2005/(2)/                 $195,783          $0               0%               0%
Period Ended May 31, 2004                    $ 98,457          $0               0%               0%

BROWN ADVISORY OPPORTUNITY FUND
Period Ended May 31, 2006                    $ 19,930          $0               0%               0%

BROWN ADVISORY INTERNATIONAL FUND
Year Ended May 31, 2006                      $330,742          $0               0%               0%
Year Ended May 31, 2005/(1)/                 $497,823          $0               0%               0%
Period Ended May 31, 2004                    $211,551          $0               0%               0%
Period Ended December 31, 2003               $383,475          $0               0%               0%

                                                             TOTAL             % OF
                                                           BROKERAGE        BROKERAGE          % OF
                                                          COMMISSIONS      COMMISSIONS     TRANSACTIONS
                                                         ($) PAID TO AN     PAID TO AN      EXECUTED BY
                                                        AFFILIATE OF THE AFFILIATE OF THE AN AFFILIATE OF
                                               TOTAL         FUND,            FUND,          THE FUND,
                                             BROKERAGE    ADVISOR/SUB-     ADVISOR/SUB-    ADVISOR/SUB-
                                            COMMISSIONS    ADVISOR OR       ADVISOR OR      ADVISOR OR
FUND                                            ($)       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
----                                        ----------- ---------------- ---------------- ---------------
BROWN ADVISORY REAL ESTATE FUND
Year Ended May 31, 2006                       $28,553          $0               0%               0%
Year Ended May 31, 2005/(2)/                  $ 9,486          $0               0%               0%
Period Ended May 31, 2004                     $29,871          $0               0%               0%

BROWN ADVISORY MARYLAND BOND FUND
Year Ended May 31, 2006                       $     0          $0               0%               0%
Year Ended May 31, 2005                       $     0          $0               0%               0%
Year Ended May 31, 2004                       $     0          $0               0%               0%

BROWN ADVISORY INTERMEDIATE INCOME FUND
Year Ended May 31, 2006                       $     0          $0               0%               0%
Year Ended May 31, 2005                       $     0          $0               0%               0%
Period Ended May 31, 2004                     $     0          $0               0%               0%
Year Ended December 31, 2003/(3)/             $ 1,150          $0               0%               0%

--------

/(1)/ The increase in commissions during fiscal years ended May 31, 2006 and May 31, 2005, are attributable to the Fund changing its fiscal year end from December 31 to May 31, effective May 31, 2004. The period ended May 31, 2004, only contains commissions for five months where as the fiscal year ended May 31, 2005, contains commissions for twelve months.
/(2)/ Commissions for the period ended May 31, 2004 were higher than for the year ended May 31, 2005 because the Fund was in the process of establishing its portfolio during 2004.

/(3)/ WorldCom bonds were sold through a broker with which the Advisor has a soft dollar relationship. Soft dollar broker had most competitive bid to sell not withstanding the commission charged.

/(4)/ The increase in commissions during fiscal years ended May 31, 2006 and May 31, 2005, are attributable to the increased turnover in the Fund. The portfolio turnover increase is primarily due to a change in the portfolio manager structure for this Fund. In September 2005, two portfolio managers were appointed co-chairmen of the Fund and the increased turnover & commissions is reflective of this transition.

TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following tables list the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of each Fund's holdings of those securities as of the Fund's most recent fiscal year.


FUND                                    REGULAR BROKER OR DEALER   VALUE HELD
----                                    ------------------------  ------------
Brown Advisory Growth Equity Fund               None                    N/A
Brown Advisory Value Equity Fund             Citigroup, Inc.         $7,140,612
Brown Advisory Small-Cap Growth Fund            None                    N/A
Brown Advisory Small-Cap Value Fund             None                    N/A
Brown Advisory Opportunity Fund                 None                    N/A
Brown Advisory International Fund               None                    N/A
Brown Advisory Real Estate Fund                 None                    N/A
Brown Advisory Maryland Bond Fund               None                    N/A
Brown Advisory Intermediate Income          Merrill Lynch, Pierce
Fund                                        Fenner & Smith, Inc.      1,269,105



TABLE 9 - 5% SHAREHOLDERS


The following tables lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund; and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of a Fund, as of September 11, 2006.



                                                                                 PERCENTAGE OF
FUND                                SHAREHOLDER AND ADDRESS                       CLASS OWNED
----                                -------------------------------------------  -------------
Brown Advisory Growth Equity Fund - Brown Investment Advisory & Trust Company        90.19%
Institutional Shares                FBO Clients
                                    901 South Bond Street
                                    Suite #400
                                    Baltimore, Maryland 21231

                                    Charles Schwab Co., Inc.                          7.52
                                    FBO Clients
                                    101 Montgomery Street
                                    San Francisco, CA 94104-4122

Brown Advisory Growth Equity Fund - First Clearing LLC                               67.72
A Shares                            E. M. Charles
                                    1820 Opalocka Drive
                                    Mc Lean, VA 22101-5445

                                    First Clearing LLC                                6.82
                                    W. T. Brundige
                                    Howard B. Miller Trustee
                                    PO Box 17050
                                    Baltimore, MD 21297-1050

                                    First Clearing LLC                                6.01
                                    W. T. Brundige
                                    Howard B. Miller Trustee
                                    PO Box 17050
                                    Baltimore, MD 21297-1050

                                    First Clearing LLC                                5.99
                                    M. M. Hoen
                                    Frank J. Hoen Trustee
                                    12821 Diver Road
                                    Glyndon, MD 21136-5509

Brown Advisory Value Equity Fund -  Brown Investment Advisory & Trust Company        88.42
Institutional Shares                FBO Clients
                                    901 South Bond Street
                                    Suite #400
                                    Baltimore, Maryland 21231


Brown Advisory Value Equity Fund -  First Clearing LLC                               62.49
A Shares                            E. M. Charles
                                    1820 Opalocka Drive
                                    Mc Lean, VA 22101-5445

                                                                                    PERCENTAGE OF
FUND                                   SHAREHOLDER AND ADDRESS                       CLASS OWNED
----                                   -------------------------------------------  -------------
                                       First Clearing LLC                               18.62
                                       N. I. Marburg
                                       101 Charlesbrooke Road
                                       Baltimore, MD 21212-1208


                                       First Clearing LLC                                5.39
                                       Maryland Environmental Trust
                                       100 Community Place
                                       Crownsville, MD 21032-2037

Brown Advisory Small-Cap Growth Fund - Brown Investment Advisory & Trust Company        90.24
Institutional Shares                   FBO Clients
                                       901 South Bond Street
                                       Suite #400
                                       Baltimore, Maryland 21231

Brown Advisory Small-Cap Growth Fund - First Clearing LLC                               44.01
A Shares                               E. M. Charles
                                       1820 Opalocka Drive
                                       Mc Lean, VA 22101-5445

                                       First Clearing LLC                               24.31
                                       Maryland Environmental Trust
                                       100 Community Place
                                       Crownsville, MD 21032-2037

                                       First Clearing LLC                               13.18
                                       W. G. Armiger
                                       1421 South Caton Ave.
                                       Baltimore, MD 21227-1025

                                       First Clearing LLC                               12.35
                                       R. D. Hopkins
                                       1337 Bluemont Road
                                       White Hall, MD 21111

Brown Advisory Small-Cap Value Fund -  Brown Investment Advisory & Trust Company        79.79
Institutional Shares                   FBO Clients
                                       901 South Bond Street
                                       Suite #400
                                       Baltimore, Maryland 21231

Brown Advisory Small-Cap Value Fund -  First Clearing LLC                               66.38
A Shares                               E. M. Charles
                                       1820 Opalocka Drive
                                       Mc Lean, VA 22101-5445

                                       First Clearing LLC                               11.04
                                       K. L. Smith
                                       14522 Faraday Drive
                                       Rockville, MD 20853-1940

                                       First Clearing LLC                                5.47
                                       FCC as Custodian
                                       4216 NE 16/th/ Ave.
                                       Portland, OR 97211-5124

Brown Advisory Opportunity Fund -      Brown Investment Advisory & Trust Company        35.19
Institutional Shares                   FBO Clients
                                       901 South Bond Street
                                       Suite #400
                                       Baltimore, Maryland 21231

                                                                                         PERCENTAGE OF
FUND                                        SHAREHOLDER AND ADDRESS                       CLASS OWNED
----                                        -------------------------------------------  -------------
                                            Charles Schwab Co., Inc.                         26.69
                                            FBO Clients
                                            101 Montgomery Street
                                            San Francisco, CA 94104-4122

Brown Advisory International Fund -         Brown Investment Advisory & Trust Company        93.92
Institutional Shares                        FBO Clients
                                            901 South Bond Street
                                            Suite #400
                                            Baltimore, Maryland 21231

Brown Advisory Real Estate Fund -           Brown Investment Advisory & Trust Company        91.17
Institutional Shares                        FBO Clients
                                            901 South Bond Street
                                            Suite #400
                                            Baltimore, Maryland 21231

Brown Advisory Maryland Bond Fund -         Brown Investment Advisory & Trust Company        92.79
Institutional Shares                        FBO Clients
                                            901 South Bond Street
                                            Suite #400
                                            Baltimore, Maryland 21231

Brown Advisory Intermediate Income Fund -   Brown Investment Advisory & Trust Company        84.94
Institutional Shares                        FBO Clients
                                            901 South Bond Street
                                            Suite #400
                                            Baltimore, Maryland 21231

                                            Charles Schwab Co., Inc.                          8.76
                                            FBO Clients
                                            101 Montgomery street
                                            San Francisco, CA 94104-4122

Brown Advisory Intermediate Income Fund - A Pershing LLC                                      7.50
Shares                                      PO Box 2052
                                            Jersey City, NJ 07303-9998

APPENDIX C - PROXY VOTING PROCEDURES


                                  FORUM FUNDS
                                 MONARCH FUNDS

                POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                 JULY 31, 2003
                         AS AMENDED SEPTEMBER 14, 2004

   SECTION 1. PURPOSE

   Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

   This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

   SECTION 2. RESPONSIBILITIES

   (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

      The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

      The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

      (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

   SECTION 3. SCOPE

   These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

   SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

   (A)    GENERAL

          (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting;
          (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

          (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

          (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

   (B)    ROUTINE MATTERS

   As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

          (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

          (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

          (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

   (C)    NON-ROUTINE MATTERS

          (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

          (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

          (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

          (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

          (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

   (D)    CONFLICTS OF INTEREST

      Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

   If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

   (E)    ABSTENTION

   The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                    PHILADELPHIA INTERNATIONAL ADVISORS, LP

                              PROXY VOTING POLICY

                              AS OF JULY 28, 2003

OVERVIEW

Philadelphia International Advisors, LP ("PIA") has responsibility to see that proxies are appropriately voted. Clients are solicited and records kept indicating whether we are to have discretion in voting proxies or whether they should be voted elsewhere. This is primarily documented via the account agreement. PIA votes all proxies in accordance with its general proxy policy in effect at the time, unless otherwise specifically instructed by the client in writing.

An independent third party proxy service, Institutional Shareholder Service
(ISS), has been retained by PIA for their fundamental research on proxy questions and subsequent recommendations. Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of PIA's clients. PIA has directed ISS that in the event shares are going to be blocked from trading or otherwise will be restricted in the specific country from the time the vote is cast until the adjournment of the meeting, ISS will abstain from voting.

ISS will inform PIA's proxy administrator of any proxies that do not fall within the adopted guidelines. PIA's proxy administrator will send the proxies in question to the appropriate portfolio manager for review, documentation of vote rationale, and signature. In the event the designated portfolio manager is unavailable, the proxy will be forwarded to the CIO for execution.

CONFLICTS OF INTEREST

PIA has developed this policy to serve the collective interests of our clients, and accordingly, will generally vote pursuant to this policy when conflicts of interest arise. Potential conflicts of interest may arise through business relationships, personal relationships, or familial relationships involving PIA or PIA personnel. When there are proxy voting proposals, however, that give rise to conflicts of interest the proxy shall be voted consistent with the recommendations of ISS provided that PIA believes that such a vote is consistent with the best interests if its clients.

RECORD KEEPING

PIA maintains detailed records on proxy voting. PIA will maintain files relating to its proxy voting procedures and policies. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with the records for the first two years kept in PIA's offices. Records of the following will be included in the files:

  .   Copies of PIA's proxy voting procedures and policies, and any amendments;

  . Copies of any documents PIA (i.e., the Proxy Manager) created that were material to making a decision how to vote proxies, or that memorialize that decision; and

  . Copies of each written client request for information on how PIA voted a client's proxies, and a copy of any written response to any (written or oral) client request for information on how PIA voted the client's proxies.

PIA clients may obtain information about how their proxies were voted or a copy of appropriate Proxy Voting Reports by contacting Kevin Pilotti (phone:
215-419-6780; email: kevin_pilotti@piadvisors.net). A summary of PIA's proxy voting policy is provided in PIA's Form ADV and is available at client's request.

                      CARDINAL CAPITAL MANAGEMENT, L.L.C.
                     PROXY VOTING POLICIES AND PROCEDURES

                             AS OF AUGUST 1, 2003

I. POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Cardinal Capital has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. PROXY VOTING PROCEDURES

   (a) All proxies received by Cardinal Capital will be sent to Thomas J. Spelman. Thomas J. Spelman will:

       (1) Keep a record of each proxy received;

       (2) Forward the proxy to the appropriate Portfolio Manager.

       (3) Determine which accounts managed by Cardinal Capital hold the security to which the proxy relates;

       (4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Cardinal Capital must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

       (5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Cardinal Capital should vote the proxy. The Portfolio Manager will send its decision on how Cardinal Capital will vote a proxy to Thomas J. Spelman. Thomas J. Spelman is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

       (6) Cardinal Capital may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, Thomas j. Spelman shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. VOTING GUIDELINES

   In the absence of specific voting guidelines from the client, Cardinal Capital will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Cardinal Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

   Generally, Cardinal Capital will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

   Generally, Cardinal Capital will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

       For other proposals, Cardinal Capital shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

       (1) Whether the proposal was recommended by management and Cardinal Capital's opinion of management;

       (2) Whether the proposal acts to entrench existing management; and

       (3) Whether the proposal fairly compensates management for past and future performance.

IV. CONFLICTS OF INTEREST

   (1) Thomas J. Spelman will identify any conflicts that exist between the interests of Cardinal Capital and its clients. This examination will include a review of the relationship of Cardinal Capital and its affiliates with the issuer of each security [and any of the issuer's affiliates] to determine if the issuer is a client of Cardinal Capital or an affiliate of Cardinal Capital or has some other relationship with Cardinal Capital or a client of Cardinal Capital.

   (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Cardinal Capital will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Cardinal Capital determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Cardinal Capital will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V. DISCLOSURE

   (a) Cardinal Capital will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Thomas J. Spelman via e-mail or telephone at tspelman@cardcap.com in order to obtain information on how Cardinal Capital voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Cardinal Capital voted the client's proxy.

   (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Cardinal Capital's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Cardinal Capital's Form ADV Part II, which is required to be offered to clients annually) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. RECORDKEEPING

   Thomas J. Spelman will maintain files relating to Cardinal Capital's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Cardinal Capital. Records of the following will be included in the files:

   (a) Copies of these proxy voting policies and procedures, and any amendments thereto.

   (b) A copy of each proxy statement that Cardinal Capital receives, provided however that Cardinal Capital may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

   (c) A record of each vote that Cardinal Capital casts.

   (d) A copy of any document Cardinal Capital created that was material to making a decision how to vote proxies, or that memorializes that decision.

   (e) A copy of each written client request for information on how Cardinal Capital voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Cardinal Capital voted its proxies.

                        WALTER SCOTT & PARTNERS LIMITED

                            PROXY VOTING PROCEDURES

WSPL may exercise voting authority over proxies with respect to securities held by certain of its clients. In exercising that authority, WSPL intends to comply with the requirements of Investment Advisers Act of 1940 (the "Advisers Act") and the ERISA, as applicable. These policies and procedures are designed to facilitate that compliance and ensure that WSPL exercises discretionary proxy voting authority in its clients' best interests. These procedures do not apply in any instance where a client has not granted WSPL discretionary voting authority either because the client has (a) retained voting discretion,
(b) granted discretion to a third party or (c) directed that WSPL vote proxies in a particular manner.

FIDUCIARY CONSIDERATIONS. When a client grants WSPL proxy voting authority, WSPL owes that client a duty of care to monitor corporate actions and take timely action with respect to proxies received with respect to client holdings. Similarly, WSPL owes a duty of loyalty to vote those client proxies in a manner consistent with the client's best interests without regard for any interest WSPL may have in the matter. When voting proxies on behalf of a client that is an ERISA plan, WSPL must act in accordance with the duties of loyalty and prudence it owes the plan and for the exclusive benefit of the plan's participants and beneficiaries.

MONITORING PROXY ACTIVITY. WSPL receives notice of proxy activity with respect to client holdings through the custodians that hold client securities. As part of its research activities, WSPL's portfolio management also monitors for corporate actions by issuers held in client portfolios.

PROXY VOTING. In the absence of a conflict of interest, the decision on how a particular proxy is voted is generally made by the WSPL investment professional primarily responsible for that particular investment (the "stock champion") based on what is in the best interest of the particular client for whom the proxy is being voted. WSPL defines a client's best interest fundamentally with reference to the impact that the issue being voted upon may have on the desirability of owning the security from the client's perspective.

WSPL believes that the quality of a company's management is an important consideration in determining whether the company is a suitable investment. WSPL also recognises that management can offer valuable insights by virtue of its central role in a company's affairs. Accordingly, WSPL will generally weigh management's views in determining how to vote a proxy, subject in all events to WSPL's overall analysis of the likely effect of the vote on its client's interest in the company.

PROXY VOTING POSITIONS. WSPL generally vote with the management as we feel that management should be allowed to make those decisions that are essential to the ongoing operations of the company. If WSPL votes against the management the shares are generally sold. However, disagreement over one or two specific issues may not necessarily trigger a sale.

Our normal position on non-routine topics is shown below:

CORPORATE GOVERNANCE ISSUES

WSPL will evaluate each proposal separately. WSPL will generally vote in favour of a management sponsored proposal to increase corporate governance and disclosure unless the proposal is likely to have a negative effect on the interests of shareholders.

CHANGES TO CAPITAL STRUCTURE

WSPL will evaluate each proposal separately. Generally WSPL will vote for changes such as stock splits which would enhance liquidity and open market share repurchase plans where all shareholders can participate pro rata but against proposals designed to discourage merger and acquisitions and other measures which do not provide shareholders with economic value.

STOCK OPTION PLANS & COMPENSATION

WSPL will evaluate each proposal separately but generally vote for compensation plans that are reasonable but against those that are unduly generous or would result in excessive dilution to other shareholders.

SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

WSPL will evaluate each proposal separately but would generally vote against proposals that involve an economic cost to the company or restrict the freedom of the management to operate in the best interests of the company and of its shareholders.

RESOLVING POTENTIAL MATERIAL CONFLICTS OF INTEREST. The WSPL Committee is responsible for identifying potential conflicts of interest that may be material to the proxy voting process. Examples of potential conflicts of interest include situations in which WSPL or its personnel:

  . Manage a pension plan for, or provides other services to, a company whose management is soliciting proxies;

  . Has a direct or indirect material business relationship with a proponent of a proxy proposal that may influence how the proxy vote is cast;

  . Has a business or personal relationship with participants in a proxy contest, corporate officers, corporate directors or candidates for directorships.

Once it has identified a potential material conflict of interest, the Committee will resolve the conflict prior to voting the proxy in question. The Committee may resolve the conflict of interest by (a) obtaining informed client consent,
(b) applying a pre-determined policy that is designed to serve the client's interests rather than WSPL's, provided that the application of the policy to the proxy in question requires the exercise of little or no discretion on WSPL's part, (c) applying a pre-determined policy based upon the recommendations of an independent third party, (d) implementing the recommendation of a third party engaged by the client or (e) in any other manner reasonably designed to fulfill WSPL's fiduciary duty to the client.

RECORD KEEPING. In connection with its exercise of discretionary voting authority for its clients, WSPL maintains records of (a) these proxy voting policies and procedures, as amended from time to time; (b) proxy statements received regarding securities held by those clients; (c) votes cast on behalf of those clients; (d) client requests for proxy voting information; and
(e) documents that were material to the voting decision for a client proxy or that reflected the basis for such decision (including the resolution of any material conflict of interest).

                    BROWN INVESTMENT ADVISORY, INCORPORATED

                     PROXY VOTING PROCEDURES AND POLICIES
                 REGARDING BROWN ADVISORY GROWTH EQUITY FUND,
                   BROWN ADVISORY INTERMEDIATE INCOME FUND,
                   BROWN ADVISORY SMALL-CAP GROWTH FUND AND
                       BROWN ADVISORY VALUE EQUITY FUND

                              AS OF JULY 31, 2003

I. GENERAL STATEMENT

Brown Investment Advisory, Incorporated (the "Advisor") has discretion to vote the proxies received by Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Intermediate Fund, Brown Advisory Small-Cap Growth Fund, and Brown Advisory Value Equity Fund (each a "Fund"), each a series of Forum Funds (the "Trust"), a registered investment company. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Advisor will vote those proxies in the best interest of the Funds' shareholders and in accordance with these procedures and policies.

II. POLICIES AND PROCEDURES FOR VOTING PROXIES

In its role as investment advisor to the Funds, Advisor has adopted those proxy voting policies adopted by the Trust, which are attached hereto. To the extent that the Trust's policies do not cover potential voting issues with respect to proxies received by a Fund, each Fund has delegated to the Advisor the authority to act on its behalf to promote the Fund's investment objectives, subject to the provisions of the Trust's policies regarding resolution of a conflict of interest with respect to the Advisor.

The Advisor recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of a Fund. A "conflict of interest," means any circumstance when the Advisor (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Advisor has adopted the Trust's procedures as they relate to the resolution of conflicts of interest with respect to voting shares of each Fund.

III. RECORDKEEPING

The Portfolio Manager or their staff will maintain files relating to the Advisor's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Advisor. Records of the following will be included in the files:

     A. Copies of the proxy voting procedures and policies, and any amendments thereto.

     B. A copy of each proxy statement that the Advisor receives, provided however that the Advisor may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

     C.  A record of each vote that the Advisor casts.

     D. A copy of any document the Advisor created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

     E. A copy of each written client request for information on how the Advisor voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Advisor voted its proxies.

IV. DISCLOSURE

    A. The Advisor will disclose in its Form ADV Part II that its clients may contact the Advisor, by toll-free telephone number in order to obtain information on how the Advisor voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Advisor voted the client's proxy.

    B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Advisor's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Advisor will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

STATEMENT OF ADDITIONAL
INFORMATION


OCTOBER 1, 2006


MASTRAPASQUA
GROWTH FUND

INVESTMENT ADVISER:

Mastrapasqua Asset Management, Inc.
814 Church Street, Suite 600
Nashville, TN 37203

www.mastrapasqua.com


ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:

Citigroup Fund Services, LLC
P.O. Box 446
Portland, ME 04112
(800) 448-0982


This Statement of Additional Information ("SAI") supplements the Prospectus dated October 1, 2006, as may be amended from time to time, offering shares of Mastrapasqua Growth Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus dated October 1, 2006. You may obtain the Prospectus without charge by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Financial statements for the Fund for the year ended May 31, 2006 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS


GLOSSARY...................................................................   1

INVESTMENT POLICIES AND RISKS..............................................   2

INVESTMENT LIMITATIONS.....................................................   8

MANAGEMENT.................................................................   9

PORTFOLIO TRANSACTIONS.....................................................  16

PURCHASE AND REDEMPTION INFORMATION........................................  20

TAXATION...................................................................  21

OTHER MATTERS..............................................................  25

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS............................. A-1

APPENDIX B - MISCELLANEOUS TABLES.......................................... B-1

APPENDIX C - PROXY VOTING PROCEDURES....................................... C-1

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

   "Accountant" means Citigroup.

   "Administrator" means Citigroup.

   "Adviser" means Mastrapasqua Asset Management, Inc.

   "Board" means the Board of Trustees of the Trust.

   "CFTC" means Commodities Future Trading Commission.

   "Citigroup" means Citigroup Fund Services, LLC.

   "Code" means the Internal Revenue Code of 1986, as amended.


   "Custodian" means Citigroup, N.A.


   "Distributor" means Foreside Fund Services, LLC.

   "Fitch" means Fitch Ratings.

   "Fund" means Mastrapasqua Growth Fund.

   "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

   "IRS" means Internal Revenue Service.

   "Moody's" means Moody's Investors Service.

   "NAV" means net asset value per share.

   "NRSRO" means a nationally recognized statistical rating organization.

   "SAI" means Statement of Additional Information.

   "SEC" means the U.S. Securities and Exchange Commission.

   "S&P" means Standard & Poor's, a division of the McGraw Hill Companies.

   "Transfer Agent" means Citigroup.

   "Trust" means Forum Funds.

   "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

   "1933 Act" means the Securities Act of 1933, as amended.

   "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS

The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund may make.

A. SECURITY RATINGS INFORMATION

The Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. To the extent that the ratings given by NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B. EQUITY SECURITIES

1. COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2. CONVERTIBLE SECURITIES

GENERAL. The Fund may invest in rated or unrated convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinate to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities;
(2) are less subject to fluctuation in value than the underlying stocks because they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RATINGS. The Fund's investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the convertible securities that the Fund holds. Unrated convertible securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3. WARRANTS AND STOCK RIGHTS

GENERAL. The Fund may invest up to 5% of the value of its total assets in warrants. The Fund may also invest up to 5% of the value of its assets in stock rights. A stock rights is an option given to a shareholder to buy additional shares of common stock at a predetermined price during a specified time. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

C. OPTIONS

GENERAL. The Fund may purchase call and put options and write (sell), to a limited extent, only covered call and put options to enhance the Fund's performance or to hedge against either a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may write covered options on securities in which it may invest currencies and securities indices comprised of securities in which it may invest. The Fund may only invest in options that trade on an exchange or in an over-the-counter market. Options are considered to be derivatives. Use of options is subject to regulation by the SEC, the several options exchanges on which options are traded or the Commodities Futures Trading Commission ("CFTC"). No assurance can be given that any hedging or option income strategy will achieve its intended result.

If the Fund will be financially exposed to another party due to its investments in options, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the option strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of a covered position or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


The Trust, on behalf of the Fund, has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore the Fund is not subject to registration or regulation as a commodity pool operator under the Act.

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

LIMITATIONS ON SECURITIES OPTIONS TRANSACTIONS. The Fund (1) will not hedge more than 35% of its total assets by buying put options and writing call options (so called "short positions"), (2) will not write put options which could obligate the Fund to purchase assets whose aggregate underlying value exceeds 35% of the Fund's total assets, and (3) will not buy call options which give the Fund the right to purchase assets whose aggregate value exceeds 10% of the Fund's total assets.

RISKS. There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions; and (5) the possible need to delay settling certain option positions to avoid adverse tax consequences.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

D. FOREIGN SECURITIES

GENERAL. The Fund may invest in securities of foreign issuers but expects to limit investments in foreign issuers to less than 15% of its assets. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.

RISKS. Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United

States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

E. DEPOSITARY RECEIPTS


GENERAL. The Fund may invest in depositary receipts. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.


RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.


F. OPEN-END AND CLOSED-END INVESTMENT COMPANIES

GENERAL. The Fund may invest in shares of closed-end investment companies that invest chiefly in shares of companies located outside the United States. The Fund may also invest in shares of other open-end and closed-end investment companies consistent with its investment objectives and strategies. The Fund may invest in money market mutual funds, pending investment of cash balances. The Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act.

RISKS. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities - Foreign Securities Risks" above.

G. REPURCHASE AGREEMENTS


GENERAL. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS. The Fund may be exposed to the risks of financial failure or insolvency of the counter party to the transaction. To help reduce those risks, the Adviser monitors and evaluates the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.


H. LEVERAGE


GENERAL. The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities are transactions involving leverage. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

SECURITIES LENDING. The Fund may lend portfolio securities in an amount up to 33 1/3% of its assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loan permits the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

RISKS. Leverage creates the risk of magnified capital losses. Borrowings and other liabilities that exceed the equity base of the Fund may magnify losses incurred by the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.


I. ILLIQUID AND RESTRICTED SECURITIES


GENERAL. The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.


DETERMINATION OF LIQUIDITY. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.


J. U.S. GOVERNMENT SECURITIES


GENERAL. U.S. Government Securities may be supported by the full faith and credit of the United States (e.g., mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S.
Treasury (e.g., Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (e.g., Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (e.g., Federal Home Loan Mortgage Corporation securities).

RISKS. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it is not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.


K. BANK OBLIGATIONS


GENERAL. The Fund may invest in obligations of U.S. banks including certificates of deposit, bankers' acceptances, having total assets at the time of purchase in excess of $1 billion. Such banks must also be members of the Federal Deposit Insurance Corporation. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft that has been drawn by a customer and are usually backed by goods in international trade. Certificates of deposit which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which could reduce the Fund's performance.

The Fund also may invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. The Fund will invest in instruments issued by foreign banks, which, in the view of its investment adviser and the Trust's Trustees, are of credit-worthiness and financial stature in their respective countries comparable to U.S. banks in which the Fund invests.

RISKS. Obligations of banks are debt securities. The value of debt securities may fluctuate in response to changes in interest rates. An increase in interest rates typically cause a fall in the value of the debt securities in which the

Fund may invest. Debt securities are also subject to the risk that the issuer's financial condition may change. The issuer, for example, may default or become unable to pay interest or principal due on the security.


L. CORE AND GATEWAY(R)


The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. Under a Core and Gateway structure the Fund would hold, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.


M. TEMPORARY DEFENSIVE POSITION


The Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less. The money market instruments in which the Fund may invest include U.S. Government Securities, time deposits, bankers' acceptances and certificates of deposit of depository institutions (such as banks), corporate notes and short-term bonds and money market mutual funds. The Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations often include the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

Fundamental policies of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval. The Fund's investment objective is a fundamental policy.

A. FUNDAMENTAL LIMITATIONS

The Fund has adopted investment limitations that cannot be changed by the Board without shareholder approval.

1. BORROWING. The Fund may borrow money, but not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing) subject to investment limitations specified in the Fund's prospectus.

2. CONCENTRATION. The Fund will not invest 25% or more of the value of its assets in any one industry.

3. DIVERSIFICATION. The Fund may not, with respect to 75% of its assets, purchase a security if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities or securities of investment companies. The Fund reserves the right to invest up to 100% of its investable assets in one investment company.

4. UNDERWRITING ACTIVITIES. The Fund will not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

5. MARGIN AND SHORT SALES. The Fund may not purchase securities on margin; however, the Fund may make margin deposits in connection with permissible futures contracts, options and other investments. The Fund may not sell securities short.

6. INVESTING FOR CONTROL. The Fund may not make investments for the purpose of exercising control or management.

7. REAL ESTATE. The Fund may not purchase or sell real estate, provided that the Fund may invest in securities issued by companies that invest in real estate or interests therein.

8. COMMODITIES. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

9. LENDING. The Fund will not lend money except in connection with the acquiring of permissible debt instruments. The Fund may make loans of portfolio securities and enter into repurchase agreements.

10. SENIOR SECURITIES. The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

B. NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval.

1. ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value, (2) repurchase agreements not entitling the holder to payment of principal within seven days and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

2. WARRANTS. The Fund may not invest in warrants, valued at the lower of cost or market, more than 5% of the value of the Fund's net assets (included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value).

3. MARGIN. The Fund may not purchase securities on margin; however, the Fund may make margin deposits in connection with any hedging instruments, which it may use as permitted by any of its other fundamental policies.

MANAGEMENT

A. TRUSTEES AND OFFICERS


The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and Monarch Funds, another investment company (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. The Trustees and officers listed below also serve in the capacities noted below for Monarch Funds with the exception of Mr. Collier and Ms. Bakke who do not serve as officers of Monarch Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is also an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds.




                                                    LENGTH OF            PRINCIPAL OCCUPATION(S) DURING
NAME AND BIRTH DATE     POSITION WITH THE TRUST    TIME SERVED                    PAST 5 YEARS
-------------------     ----------------------- ----------------- --------------------------------------------
INDEPENDENT TRUSTEES

J. Michael Parish        Chairman of the        Trustee since     Retired; Partner, Wolf, Block, Schorr and
Born: November 9, 1943   Board;                 1989 (Chairman    Solis-Cohen, LLP (law firm) 2002-2003;
                         Trustee; Chairman,     since 2004)       Partner, Thelen Reid & Priest LLP (law
                         Compliance                               firm) 1995 - 2002.
                         Committee,
                         Nominating
                         Committee and
                         Qualified Legal
                         Compliance
                         Committee

Costas Azariadis         Trustee;               Since 1989        Professor of Economics, Washington
Born: February 15, 1943  Chairman,                                University (effective 2006); Professor of
                         Valuation                                Economics, University of California-Los
                         Committee                                Angeles 1992- 2006.

James C. Cheng           Trustee;               Since 1989        President, Technology Marketing
Born: July 26, 1942      Chairman, Audit                          Associates (marketing company for small-
                         Committee                                and medium-sized businesses in New
                                                                  England).

John Y. Keffer           Trustee;               Since 1989        President, Forum Foundation (a charitable
Born: July 15, 1942      Chairman,                                organization) since 2005; President, Forum
                         Contracts                                Trust, LLC (a non-depository trust
                         Committee                                company) since 1997; President, Citigroup
                                                                  Fund Services, LLC (Citigroup) 2003 -
                                                                  2005; President, Forum Financial Group,
                                                                  LLC ("Forum") (a fund services company
                                                                  acquired by Citibank, N.A. 1999 -2003).

Officers

Simon D. Collier         President; Principal   Since 2005        Managing Partner, Foreside Financial
Born: October 22, 1961   Executive Officer                        Group, LLC since April 2005; Chief
                                                                  Operating Officer and Managing Director,
                                                                  Global Fund Services, Citigroup 2003-
                                                                  2005; Managing Director, Global
                                                                  Securities Services for Investors, Citibank,
                                                                  N.A. 1999-2003.

Trudance L. Bakke        Treasurer; Principal   Since 2005        Director, Foreside Compliance Service,
Born: August 11, 1971    Financial Officer      (Principal        LLC since 2006; Product Manager,
                                                Financial Officer Citigroup 2003-2006; Senior Manager of
                                                since August      Corporate Finance, Forum 1999 - 2003.
                                                2006)






Beth P. Hanson             Vice President/       Since 2003   Relationship Manager, Citigroup since
Born: July 15, 1966        Assistant Secretary                2003; Relationship Manager, Forum 1999
                                                              - 2003.


Sara M. Morris             Vice President        Since 2004   Director and Relationship Manager,
Born: September 18, 1963                                      Citigroup since 2004; Chief Financial
                                                              Officer, The VIA Group, LLC (a strategic
                                                              marketing company) 2000 - 2003.

David M. Whitaker          Secretary             Since 2004   Product Manager, Citigroup since 2004;
Born: September 6, 1971                                       Assistant Counsel, PFPC, Inc. (a fund
                                                              services company) 2000 - 2004.

1. TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS


                                                             AGGREGATE DOLLAR RANGE OF
                                                           OWNERSHIP AS OF DECEMBER 31,
                               DOLLAR RANGE OF BENEFICIAL  2005 IN ALL FUNDS OVERSEEN BY
                               OWNERSHIP IN THE FUND AS OF TRUSTEE IN THE SAME FAMILY OF
TRUSTEES                            DECEMBER 31, 2005          INVESTMENT COMPANIES
--------                       --------------------------- -----------------------------
INTERESTED TRUSTEES
John Y. Keffer................            None                       $1-10,000
INDEPENDENT TRUSTEES
Costas Azariadis..............            None                         None
James C. Cheng................            None                         None
J. Michael Parish.............       $10,001-50,000                Over $100,000


2. OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES


As of December 31, 2005, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.


3. INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE


The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended May 31, 2006, the Audit Committee met seven times.


NOMINATING COMMITTEE


The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for all Trustees recommended by security holders. During the fiscal year ended May 31, 2006, the Nominating Committee did not meet.


VALUATION COMMITTEE


The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and certain officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended May 31, 2005, the Valuation Committee met three times.

CONTRACTS COMMITTEE. The Contracts Committee, which meets when necessary, consists of all the Trustees. The Contracts Committee reviews the Trust's service provider contracts and fees in connection with their periodic approval. The Contracts Committee did not meet during the fiscal year ended May 31, 2006.

COMPLIANCE COMMITTEE. The Compliance Committee, which meets when necessary, consists of all the Trustees and the Trust's Chief Compliance Officer ("CCO"). The Compliance Committee oversees the Trust's CCO and any compliance matters that arise and relate to the Trust. The Compliance Committee did not meet during the fiscal year ended May 31, 2006.


QUALIFIED LEGAL COMPLIANCE COMMITTEE


The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended May 31, 2006, the QLCC did not meet.


B. COMPENSATION OF TRUSTEES AND OFFICERS


Each Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended ($750 for the Chairman) and $1,500 for each major special Board meeting attended ($2,250 for the Chairman) whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $3,000 annual stipend will be paid to each Trustee that serves as Chairman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex for the fiscal year ended May 31, 2006.



                                                                      TOTAL
                                                                  COMPENSATION
                                 COMPENSATION                     FROM FUND AND
TRUSTEE                           FROM FUND   BENEFITS RETIREMENT FUND COMPLEX
-------                          ------------ -------- ---------- -------------
Costas Azariadis................     $249        $0        $0        $48,500
James C. Cheng..................      249         0         0         48,500
J. Michael Parish...............      319         0         0         62,750
John Y. Keffer..................       64         0         0         14,000


C. INVESTMENT ADVISER

1. SERVICES OF ADVISER. The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.


2. OWNERSHIP OF ADVISER. The Adviser is a private Tennessee corporation controlled by its Chairman and Chief Executive Officer, Frank Mastrapasqua, the Fund's portfolio manager.


3. INFORMATION CONCERNING ACCOUNTS MANAGED BY PORTFOLIO MANAGER


As of May 31, 2006, Mr. Mastrapasqua acted as portfolio manager for no pooled investment vehicles, 3 registered investment companies with assets totaling $391 million, and 471 other accounts with assets totaling $696 million. None of the other accounts managed by Mr. Mastrapasqua pays the Adviser a performance-based fee.


CONFLICTS OF INTEREST. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

          . The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

          . If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, a fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser and the Fund have adopted procedures for allocating portfolio transactions across multiple accounts.

          . With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Adviser acts as sub-adviser and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser may place separate, non-simultaneous transactions for a fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

          . Finally, the appearance of a conflict of interest may arise if the Adviser were to have any incentive related to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Adviser and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

4. INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGER


For the period ended May 31, 2006, Mr. Mastrapasqua was compensated based on a fixed salary plus a bonus. Mr. Mastrapasqua's bonus is based on the overall profitability of the Adviser.


5. PORTFOLIO MANAGER OWNERSHIP IN THE FUND


                            DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN THE FUND AS
PORTFOLIO MANAGER                             OF MAY 31, 2006
-----------------           ---------------------------------------------------
Frank Mastrapasqua.........                   Over $1,000,000



6. FEES. The Advisor's fee is calculated as a percentage of the Fund's average daily net assets. The fee, if not waived, is accrued daily by the Fund. The Adviser's fee is paid monthly based on average daily nets assets for the prior month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund.

Table 1 in APPENDIX B shows the dollar amount of the fees paid by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years.

7. OTHER PROVISIONS OF ADVISORY AGREEMENT. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the Fund's shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any party to the Advisory Agreement.


The Advisory Agreement is terminable without penalty by the Trust on 60 days' written notice when authorized either by a vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any mistake of judgment or in any event whatsoever except for breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement


D. DISTRIBUTOR


DISTRIBUTION SERVICES. The Distributor (also known as principal underwriter) of the shares of each Fund is located at Two Portland Square, 1/st/ Floor, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Collier is an affiliate of the Trust and the Distributor as he serves as an officer of each entity.

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of each Fund. The Distributor continually distributes shares of each Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of shares of the Fund (see "purchases through Financial Institutions").


E. COMPLIANCE SERVICES


Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO"), an Anti-Money Laundering Compliance Officer ("AMLCO") and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO,AMLCO and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, FCS receives a fee from the Funds of (i) $22,500 (allocated equally to all Trust series for which the Advisor provides management services), $5,000 per Fund and an (ii) annual fee of 0.01% of each Fund's average daily net assets, subject to an annual maximum of $20,000 per Fund. Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay FCS directly for the Compliance Services rendered to the Funds.



The Compliance Agreement with respect to a Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by FCS with respect to a Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, FCS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, FCS and certain related parties (such as officers of FCS or certain officers of the Distributor and persons who control FCS or the Distributor) are indemnified by the Trust against any and all claims and expenses related to FCS's actions or omissions, except for any act or omission resulting from FCS's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Table 5 in APPENDIX B shows the dollar amount of the fees accrued by the Fund for Compliance Services, the amount of the fee waived, and the actual fees received. The data is for the past two fiscal years.

F. OTHER FUND SERVICE PROVIDERS


1. ADMINISTRATOR. As Administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator administers the Trust's operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator's responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight, (3) overseeing the preparation and filing of the Trust's tax returns, the preparation of financial statements and related reports to the Trust's shareholders, the SEC and state and other securities administrators; (4) provide the Trust with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Trust's investment advisors in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the oversight of the Trust's counsel and with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board."


For its services, the Administrator receives a fee from the Fund at an annual rate of 0.15% of the first $100 million of the Fund's average daily net assets and 0.10% of the Fund's average daily net assets in excess of $100 million, subject to a $25,000 minimum fee. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month. The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to the Fund.

The Administration Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause, and without penalty, by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.


Table 2 in APPENDIX B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by the Administrator and the actual fees received by the Administrator. The data are for the past three fiscal years .


2. FUND ACCOUNTANT. As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), the Accountant provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, the Accountant receives a fee from the Fund at an annual rate of $36,000. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.


Table 3 in APPENDIX B shows the dollar amount of the fees paid by the Fund to the Accountant, the amount of the fee waived by the Accountant and the actual fees received by the Accountant. The data are for the past three fiscal years.


3. TRANSFER AGENT. As transfer agent and distribution paying agent, pursuant to a transfer agent agreement with the Trust (the "Transfer Agent Agreement"), the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

4. SHAREHOLDER SERVICING AGENT. Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and the Administrator, the Administrator is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by the Transfer Agent ("Shareholder Servicing Activities"). Under the Plan, the Administrator may enter into shareholder service agreements with financial institutions or other persons who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through the Administrator, a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by the Administrator.

5. CUSTODIAN. The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.


6. LEGAL COUNSEL. Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, Washington D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

7. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, 02116, is the Fund's independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS

A. HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B. COMMISSIONS PAID


Table 4 in APPENDIX B shows the aggregate brokerage commissions paid by the Fund. The data presented are for the past three fiscal years.


C. ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1. CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. The spread is the difference between the bid and offer price. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.


Consistent with applicable rules and the Adviser's duties, the Adviser may: take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.)


There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

2. OBTAINING RESEARCH FROM BROKERS

The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

3. COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4. TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5. OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6. PORTFOLIO TURNOVER


The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. The funds portfolio turnover in 2006 was higher than the turnover in 2005 primarily due to changing sector emphasis and the nature of market volatility within the context of the shifting Federal Reserve monetary policy.


7. SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1)
received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in APPENDIX B lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

8. PORTFOLIO HOLDINGS


Portfolio holdings of the Funds are disclosed to the public on a quarterly basis in forms required to be filed with the SEC. Portfolio holdings as of the end of the Funds' annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report. Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Funds' latest semi-annual report to shareholders or a copy of the Funds' latest Form N-Q which contains the Funds' portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Funds' latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Funds' Advisor makes publicly available, on a monthly basis, information regarding the Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Funds' investments by country, sector and industry, as applicable. This holdings information is made available through the Funds' or Advisor's website, marketing communications (including printed advertisements and sales literature), and/or the Funds' Transfer Agent telephone customer service center that supports the Funds. This information is released within 15 after days after the month end.



The Funds' nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Funds' operations that the Funds have retained them to perform. The Funds' Advisor, who manages the Funds' portfolios, has regular and continuous access to the Funds' portfolio holdings. In addition, the Funds' Advisor, Administrator, Custodian, Distributor and Fund Accountant as well as proxy voting services, mailing services and financial printers may have access to the Funds' nonpublic portfolio holdings information on an ongoing basis. The Funds' Trustees and officers, and legal counsel to the Funds and to the Independent Trustees, may receive such information on an as needed basis. The Funds' independent accountants receive such information at least semi-annually. Mailing services and financial printers receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter.

From time to time, the Advisor also may disclose nonpublic information regarding the Funds' portfolio holdings to certain mutual fund consultants, analysts and rating and ranking entities, or other entities or persons ("Recipients") that have a legitimate business purpose in receiving such information. Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if the Compliance Committee of the Board determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Funds have a legitimate business purposes for the disclosing the information; and (3) the disclosure is in the best interests of the Funds and their shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential;
(2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Funds, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the
Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will implement or have in place procedures to monitor compliance by its employees with the term of the confidentiality agreement; and (3) upon request from the Adviser or the Fund, will return or promptly destroy the information. The Compliance Committee shall report to the Board of Trustees at the next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Compliance Committee's reasons for determining to permit such disclosure.

No compensation is received by the Funds, nor, to the Funds' knowledge, paid to the Advisor or any other party, by any service provider or any other person in connection with the disclosure of the Funds' portfolio holdings. As indicated above, with respect to the Trustees, its officers, the Advisor, the Administrator and the Distributor, the Board has approved codes of ethics (collectively, "Codes") that are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Funds' portfolio holdings. In addition, the Funds' service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Funds' portfolio holdings disclosure policy is subject to periodic review by the Board of Trustees. In order to help ensure that the Funds' portfolio holdings disclosure policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board on such disclosure. In addition, the Board will receive any interim reports that are required by the portfolio disclosure policy or that the CCO may deem appropriate. Any conflict identified by the Funds resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Advisor, principal underwriter or any affiliate of the Funds, the Advisor or principal underwriter will be reported to the Board for appropriate action.

There is no assurance that the Funds' portfolio holdings  disclosure policy will
protect  the  Funds  against   potential  misuse  of  holdings   information  by
individuals or firms in possession of that information.


PURCHASE AND REDEMPTION INFORMATION

A. GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B. ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the Distributor at NAV without any sales charge. Accordingly, the offering price per share is the same as the NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value, which is readily ascertainable.

1. IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2. UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.


3. PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.


If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.

Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.


C. ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder, which is applicable to the Fund's shares as provided in the Prospectus.

1. SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2. REDEMPTION IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D. NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E. DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A. QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is May 31 (the same as the Fund's fiscal year end).

1. MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:


          . The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

          . The Fund must derive at least 90% of its gross income each year from dividends, interest payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

          . The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2. FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B. FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.


A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.


The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

C. CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of
Section 1256 contracts.

D. FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E. SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. For this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F. BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.

G. FOREIGN SHAREHOLDERS


Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the rules for U.S. Federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

H. STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the rules for U.S. Federal income taxation described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

I. FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

OTHER MATTERS

A. THE TRUST AND ITS SHAREHOLDERS

1. GENERAL INFORMATION. Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Absolute Strategies Fund /(1)/
Adams Harkness Small Cap Growth Fund
Austin Global Equity Fund
Auxier Focus Fund/(2) /
Brown Advisory Growth Equity Fund/(3)/

Brown Advisory Intermediate Income Fund/(3)/
Brown Advisory International Fund /(4)/
Brown Advisory Maryland Bond Fund/(4)/
Brown Advisory Opportunity Fund /(3)/
Brown Advisory Real Estate Fund/(4)/
Brown Advisory Small-Cap Growth Fund/(5)/
Brown Advisory Small-Cap Value Fund/(3)/

Brown Advisory Value Equity Fund/(3)/
DF Dent Premier Growth Fund
Dover Responsibility Fund /(1)/
Fountainhead Special Value Fund

Golden Large Core Value Fund/(6)/
Golden Small Core Value Fund/(6)/

Jordan Opportunity Fund
Mastrapasqua Growth Fund

Merk Hard Currency Fund/(6)/

Payson Total Return Fund
Payson Value Fund
Polaris Global Value Fund
SteepleView Fund

Winslow Green Growth Fund/(6)/

--------
/(1)/ The Trust offers shares of beneficial interest in Institutional, A and C classes of this series.
/(2)/ The Trust offers shares of beneficial interest in Investor, A and C classes of this series.

/(3)/ The Trust offers shares of beneficial interest in Institutional and A classes of this series. Currently A shares of Brown Advisory Opportunity Fund are not publicly offered.
/(4)/ The Trust offers shares of beneficial interest in an Institutional class of this series.
/(5)/ The Trust offers shares of beneficial interest in Institutional and A classes of this series. Effective April 25, 2006, the Fund ceased the public offering of D shares. This means that the class is closed to new investors and current shareholders cannot purchase additional shares except through a pre-established distribution reinvestment program.
/(6)/ The Trust offers shares of beneficial interest in Institutional and Investor classes of the series.


The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.


The Trust and each series and class thereof will continue indefinitely until terminated.


2. SERIES AND CLASSES OF THE TRUST. Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses.

3. SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan that pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Upon written request of shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4. TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES. The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act.

The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.


B. FUND OWNERSHIP. As of September 11, 2006, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of the Fund, the table reflects "N/A" for not applicable.


                                                   PERCENTAGE OF
               FUND                                 SHARES OWNED
               ----                                -------------
               Mastrapasqua Growth Fund                 N/A

Also as of that date, certain shareholders of record owned 5% or more of the shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of the shares of the Fund are listed in Table 7 in APPENDIX B.


From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 11, 2006, the following persons owned 25% or more of the shares of the Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION


                                                            PERCENTAGE
       SHAREHOLDER OF RECORD                              OF SHARES OWNED
       ---------------------                              ---------------
       Charles Schwab & Co. Inc. - Mutual FD.............      65.28%
       SPL CSTDY A-C for Excl. Benft. Cust.
       101 Montgomery Street
       San Francisco, CA 94104


Charles Schwab & Co. Inc. is a California corporation and a subsidiary of Charles Schwab Corporation.

C. LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY. Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Forum Funds' Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


D. CODE OF ETHICS

The Trust, the Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between a Fund and personnel of the Trust, the Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by a Fund, subject to certain limitations.

E. PROXY VOTING PROCEDURES


A copy of the Trust's and the Adviser's proxy voting procedures adopted on behalf of the Fund are included in Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by contacting the Transfer Agent at (800) 448-0982, (2) via the Fund's website located at www.mastrapasqua.com and (3) on the SEC's website at www.sec.gov.


F. REGISTRATION STATEMENT


This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.


G. FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended May 31, 2006, which are included in the Fund's Annual Report to shareholders, are incorporated herein by reference. The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes to financial statements and report of independent registered public accounting firm. The financial statements have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference and have been so incorporated in reliance upon the reports of such firm, given upon their authority as experts in accounting and auditing.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

 S & P

 AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

 AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

 A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

 BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

 NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

 BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

 B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

 CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

 CC      An obligation rated CC is currently highly vulnerable to nonpayment.

 C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

 D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

 NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

 FITCH

         INVESTMENT GRADE

 AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

 AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

 A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

 BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

 BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

 B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

 CCC     High default risk. Default is a real possibility. Capacity for
 CC, C meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

 DDD     Default. Securities are not meeting current obligations and are
 DD, D extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S

 Aaa. An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

 Aa An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

 A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

 Baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

 Ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

 B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

 Caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

 Ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

 C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

 S & P

 AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

 AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

 A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

 BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB       Preferred stock rated BB, B, and CCC is regarded, on balance, as
B, CCC predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

 PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

           .   Leading market positions in well-established industries.

           .   High rates of return on funds employed.

           . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

           . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

           . Well-established access to a range of financial markets and assured sources of alternate liquidity.

 PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

 NOT       Issuers rated Not Prime do not fall within any of the Prime rating
 PRIME     categories.

S & P

 A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

 A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

 A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

 B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

 C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

 D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

 FITCH

 F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

 F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

 F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

 B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

 C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees paid to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser. The data is for the past three fiscal years.


                                         ADVISORY FEE ADVISORY FEE ADVISORY FEE
                                             PAID        WAIVED      RETAINED
                                         ------------ ------------ ------------
Year Ended May 31, 2006.................   $159,587     $140,395     $19,192
Year Ended May 31, 2005.................    146,621       79,042      67,579
Year Ended May 31, 2004.................    144,449       59,623      84,826


TABLE 2 - ADMINISTRATION FEES

The following table shows the dollar amount of fees paid to the Administrator with respect to the Fund, the amount of fee that was waived by the Administrator, if any, and the actual fees received by the Administrator. The data is for the past three fiscal years.


                                   ADMINISTRATION ADMINISTRATION ADMINISTRATION
                                      FEE PAID      FEE WAIVED    FEE RETAINED
                                   -------------- -------------- --------------
Year Ended May 31, 2006...........    $25,231         $2,874        $22,357
Year Ended May 31, 2005...........     24,433              0         24,433
Year Ended May 31, 2004...........     24,425              0         24,425


TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of fees paid to the Accountant with respect to the Fund, the amount of fee that was waived by the Accountant, if any, and the actual fees received by the Accountant. The data is for the past three fiscal years.


                                       ACCOUNTING ACCOUNTING FEE ACCOUNTING FEE
                                        FEE PAID      WAIVED        RETAINED
                                       ---------- -------------- --------------
Year Ended May 31, 2006...............  $35,905         $0          $35,905
Year Ended May 31, 2005...............  $35,905          0           35,905
Year Ended May 31, 2004...............   35,172          0           35,172

TABLE 4 - COMMISSIONS

The following table shows the aggregate brokerage commissions of the Fund. The data is for the past three fiscal years.


                                                             AGGREGATE
                                                             BROKERAGE
                                                            COMMISSIONS
                                                               PAID
                                                            -----------
         Year Ended May 31, 2006...........................   $36,410
         Year Ended May 31, 2005...........................    24,478
         Year Ended May 31, 2004...........................    19,575


TABLE 5 - COMPLIANCE FEES


The following tables show the dollar amount of fees accrued by the Fund, the amount of fee that was waived, if any, and the actual fees received.



                                            COMPLIANCE  COMPLIANCE  COMPLIANCE
FUND                                        FEE ACCRUED FEE WAIVED FEE RETAINED
----                                        ----------- ---------- ------------
Year Ended May 31, 2006....................   $26,033     $6,425     $19,608
Year Ended May 31, 2005....................    10,322          0      10,322


TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

  REGULAR BROKER OR DEALER                           VALUE OF SECURITIES HELD
  ------------------------                           ------------------------
  None..............................................           N/A

TABLE 7 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund, as of September 11, 2005.



NAME AND ADDRESS                                                      % OF FUND
----------------                                                      ---------
Charles Schwab & Co. Inc. - Mutual FD
SPL CSTDY A-C for Excl. Benft. Cust.
101 Montgomery Street
San Francisco, CA 94104                                                 65.28%

Merrill Lynch Pierce Fenner & Smith, Inc.
For the Sole Benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246                                                  18.26%

National Financial Services Corp.
For Excl. Benft. Cust.
PO Box 3908
Church Street Station
New York, NY 10008-3908                                                  5.65%

APPENDIX C - PROXY VOTING PROCEDURES

                                  FORUM FUNDS
                                 MONARCH FUNDS

                POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                 JULY 31, 2003
                         AS AMENDED SEPTEMBER 14, 2004

   SECTION 1. PURPOSE

Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

This  document   describes  the  Policies  and  Procedures  for  Voting  Proxies
("Policies") received from issuers whose voting securities are held by each Fund.

   SECTION 2. RESPONSIBILITIES

(A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

(B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

   SECTION 3. SCOPE

These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

   SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

   (A)    GENERAL

          (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting;
          (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

          (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

          (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

   (B)    ROUTINE MATTERS

As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

          (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are -other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

          (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

          (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

   (C)    NON-ROUTINE MATTERS

          (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

          (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

          (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

          (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

          (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

   (D)    CONFLICTS OF INTEREST

Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

   (E)    ABSTENTION

The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                      [LOGO OF MASTRAPASQUA APPEARS HERE]

                            PROXY VOTING PROCEDURES

Mastrapasqua Asset Management, Inc.'s ("MAM" or "the Firm") standard investment management agreement expressly authorizes the Firm to vote proxies on behalf of the client's account. Therefore, unless the client expressly reserves proxy voting responsibility, it is the Firm's responsibility to vote proxies relating to securities held for the client's account.

ERISA Accounts. Unless proxy voting responsibility has been expressly reserved and is being exercised by another "named fiduciary" for an ERISA plan client, the Firm, as the investment adviser for the account, must vote all proxies relating to securities held for the plan's account. The Firm shall make appropriate arrangements with each account custodian to have proxies forwarded, on a timely basis, to the client or other appropriate person, and shall endeavor to correct any delays or other problems relating to timely delivery of proxies and proxy materials.

Fiduciary obligations of prudence and loyalty require an investment adviser with proxy voting responsibility to vote proxies on issues that affect the value of the client's investment. Proxy voting decisions must be made solely in the best interests of the client. In voting proxies, the Firm exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of its clients' investments. Clients are sent a copy of the Firm's proxy voting procedures on an annual basis. In addition, a copy of these guidelines and policies are included in the Firm's ADV Part II, Schedule F.

For proxy voting purposes, the following guidelines should be followed:

1. Routine issues: The Compliance Officer will vote routine issues according to management guidelines. A record of these proxies will be kept in a spreadsheet for further reference.

2. Non-routine issues: The Compliance Officer will request a recommendation from the Research Department. The security analyst (s) will discuss non-routine issues with the Portfolio Manager (s) and will obtain approval prior to the cut-off date. His/her recommendation will be documented and signed by the Portfolio Manager. The Compliance Officer will vote according to the recommendations of the security analyst. A copy of these recommendations will be filed for further reference. In the case of ERISA and AFL-CIO accounts, the Portfolio Manager will approve the vote according to ERISA guidelines (DOL Interpretive Bulletin 94-2) or AFL-CIO guidelines available at the AFL Web site.

3. For additional reference, a list showing MAM individual or institutional ERISA and AFL-CIO clients will be kept along with the voting spreadsheet mentioned above.

4. Upon request, clients may receive a copy of the Firm's voting record for their account.

5. Recordkeeping. In accordance with the recordkeeping rules, the Firm will retain:

   (i)    Copies of its proxy voting policies and procedures.

   (ii)   A record of each vote cast on behalf of a client.

   (iii) A copy of any document created that was material to the voting decision or that memorializes the basis for that decision.

   (iv) A copy of each written client request for proxy voting information and a copy of any written response by the Firm to any client request for proxy voting information.

   The Firm will maintain these materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place, the first two years in the Firm's principal office.

6. When voting for wrap programs, if ERISA information is not available, proxies will be voted as if subject to ERISA to avoid breach of fiduciary duty.

Direction from a client on a particular proxy vote will take precedence over the guidelines. Where the client has provided proxy voting guidelines to the Firm, those guidelines will be followed, unless it is determined that a different vote would add more value to the client's holding of the security in question. A written explanation of the rationale for the deviation from the client's proxy voting guidelines will be maintained.

Should a material conflict arise between the Firm's interest and that of its clients (i.e. the Firm owns shares in a client, the Firm manage a pension plan for a company whose management is soliciting proxies, or a Firm employee has a relative involved in management at an investee company), the Firm will notify the client in order that the client can engage another party to determine how the conflicted proxy should be voted.

The Firm may refrain from voting the proxy if the cost of voting the proxy exceeds the expected benefit to the client, for example in the case of voting a foreign security when the proxy must be translated into English or the vote must be cast in person.

                                    PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

(c)   See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
      (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated, pertaining to Brown Advisory Small Cap Growth Fund, Brown Advisory Growth Equity Fund and Brown Advisory Real Estate Fund (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

   (5) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit
         (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

   (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated pertaining to Brown Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

   (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

   (8) Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

   (9) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit
         (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

   (10) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

   (11) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

   (12) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment
         No. 137 via EDGAR on October 30, 2003, accession number
         0001004402-03-000559).

   (13) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated pertaining to Brown Advisory Intermediate Income Fund, Brown Advisory Value Equity Fund, Brown Advisory Small

         Cap Value Fund and Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

   (14) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (15) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (16) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit
         (d) (20) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (17) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

   (18) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (19) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment
         No. 171 via EDGAR on May 6, 2005, accession number
         0001275125-05-000241).

   (20) Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (21) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d) (26) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (22) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

   (23) Interim Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(25) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (24) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit
         (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182.

   (25) Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

   (26) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Opportunity Fund . (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 193 via EDGAR on July 31, 2006 accession number 0001275125-06-000276).


   (27) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Funds (Exhibit (d)(27) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394).

   (28) Form of Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited regarding Brown Advisory International Fund (Exhibit (d)(28) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

   (29) Form of Investment Advisory Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit Exhibit (d)(29) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)


(e)(1) Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).


   (2) Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 and August 8, 2005 (Exhibit (e)(2)) in post-effective amendment
         No. 195 via EDGAR on September 15, 2006 accession number
         0001275125-06-000394.)


(f)      None.

(g)(1) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number
         0001004402-03-000431).

   (2) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment
         No. 160 via EDGAR on December 30, 2004, accession number
         0001275125-04-000450).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number
         0001004402-03-000651).

   (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

   (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

   (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment
         No. 119 via EDGAR on October 31, 2002, accession number
         0001004402-02-000463).

   (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number
         0001275125-04-000027).

   (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

   (11) Shareholder Service Plan of Registrant dated September 22, 2004 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

   (12) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (13) Form of Contractual Fee Waiver Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

   (14) Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

   (15) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective amendment No. 193 via EDGAR on July 31, 2006 accession number 0001275125-06-000276).

   (16) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated March 30, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (17) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number
         0001275125-05-000626).

   (18) Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated November 22, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (19) Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund dated March 1, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (20) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182)


   (21) Form of Contractual Fee Waiver Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit Exhibit (h)(21) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

   (22) Compliance Services Agreement between Registrant and Foreside Compliance Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 and August 8, 2006 (Exhibit (h)(22) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

(i)      Opinion and Consent of Counsel is filed herewith as Exhibit (i).

(j)      Consent of Independent Auditors is filed herewith as Exhibit (j).


(k)      None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Dover Responsibility Fund, Golden Large Core Value Fund, Golden Small Core Value Fund, Merk Hard Currency Fund, Shaker Fund, SteepleView Fund, Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit
         (m)(1) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)


(n)(1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

   (2) Rule 18f-3 Plan dated August 1, 2002 (as amended February 13, 2006) adopted by Registrant for Brown Advisory Small-Cap Growth Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Value Equity Fund, Brown Advisory Growth Equity Fund , Brown Advisory International Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Real Estate Fund, Brown Advisory Opportunity Fund and Brown Advisory Small-Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(2) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number
         0001275125-04-000313).

   (4) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (5) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (6) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (7) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

   (8) Rule 18f-3 Plan adopted by Registrant for Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

   (9) Rule 18f-3 Plan adopted by Registrant for Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (tobe filed by further amendment).

(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number
         0001275125-05-000362).

   (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number
         0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

   (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

   (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

   (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

   (9) Code of Ethics adopted by Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

   (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

   (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

   (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

   (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit
         (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

   (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (17) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

   (18) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

   (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (20) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

   (21) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (22) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (23) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (24) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (25) Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (26) Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (27) Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (28) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (29) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (30) Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (31) Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (32) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (33) Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (34) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (35) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (36) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
         0001275125-05-000215).

   (37) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (38) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (39) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (40) Code of Ethics adopted by Alex. Brown Investment Management (to be filed by further amendment).

   (41) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number
         0001275125-05-000327).

Other Exhibits:

(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
    J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits (A) in post-effective amendment
    No. 187 via EDGAR on December 28, 2005, accession number
    0001275125-05-000626).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 25. INDEMNIFICATION

     In accordance with Section 3803 of the Delaware Business Trust Act,
     Section 10.02 of Registrant's Trust Instrument provides as follows:

     "10.02. INDEMNIFICATION

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               (A) By the court or other body approving the settlement;

               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this
     Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or
     (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

     (e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
     (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Auxier Asset Management, LLC, Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

     "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Mastrapasqua & Associates; Merk Investments, LLC; Polaris Capital Management, Inc.; Shaker Investments, LLC; Spears, Grisanti & Brown, LLC; Windowpane Advisors, LLC; and Winslow Capital Management, LLC provide similarly as follows:

     "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

     With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

     "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

     After receipt of the Distributor's notice of termination under
     Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

     (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

     (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

        (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

        (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
     Section 7 of this Agreement ("Trust Claims").

     (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

     (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

     (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

     (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

     (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

     (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)  Winslow Management Company, LLC

     The following chart reflects the directors and officers of Winslow, including their business connections, which are of a substantial nature. The address of Winslow is 99 High Street, 12th Floor, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                          Business Connection
     ---------------------- ------------------------------ -----------------------
     Jack W. Robinson       President and Chief Investment Winslow, Adams Harkness
                            Officer                        Financial Group
     Elizabeth Cluett Thors Partner                        Winslow
     Matthew W. Patsky      Partner                        Winslow

(b)  AH Lisanti Capital Growth, LLC

     The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name              Title          Business Connection
     ------------      ---------      --------------------------------
     Mary Lisanti      President      AH Lisanti
     John Adams        Chairman       AH Lisanti, Canaccord Adams Inc.
     Kevin Dunn        Director       AH Lisanti, Canaccord Adams Inc.

(c)  Austin Investment Management, Inc.

     The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

      Name          Title                                     Business Connection
      ------------- ----------------------------------------- -------------------
      Peter Vlachos Director, President, Treasurer, Secretary Austin

(d)  Auxier Asset Management LLC

     The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

      Name             Title                   Business Connection
      ---------------- ----------------------- -------------------
      James J. Auxier  Chief Executive Officer Auxier
      Shauna C. Tweedy Chief Financial Officer Auxier

(e)  Brown Investment Advisory Incorporated

     The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


     Name               Title                                   Business Connection
     ------------------ --------------------------------------- -------------------------------------
     Michael D. Hankin  President & Director                    Brown
                        Director and Chief Executive Officer,   Brown Investment Advisory and Trust
                        Trustee                                 Company
                        Director, President and Chief Executive Brown Advisory Holdings, Incorporated
                        Officer

     David M. Churchill Treasurer & Director                    Brown
                        Treasurer and Chief Financial Officer   Brown Investment Advisory and Trust
                                                                Company
                        Treasurer and Chief Financial Officer   Brown Advisory Holdings, Incorporated
     Christopher Laia   Secretary                               Brown
                        Secretary                               Brown Investment Advisory and Trust
                                                                Company
                        Secretary                               Brown Advisory Holdings, Incorporated
     Patrick J. Ventura Chief Compliance Officer                Brown


(f)  Cardinal Capital Management, L.L.C.


     The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


     Name                  Title                             Business Connection
     --------------------- --------------------------------- -------------------
     Amy K. Minella        Managing Partner                  Cardinal
     Eugene Fox            Managing Director                 Cardinal
     Robert B. Kirkpatrick Managing Director                 Cardinal
     Thomas J. Spelman     Managing Director/Chief Financial Cardinal
                           Officer/Chief Compliance Officer

(g)  D.F. Dent and Company, Inc.

     The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                  Title                        Business Connection
     --------------------- ---------------------------- -------------------
     Daniel F. Dent        President and Treasurer      D.F. Dent
     Sutherland C. Ellwood Vice President               D.F. Dent
     Thomas F. O'Neil      Vice President and Secretary D.F. Dent
     Linda W. McCleary     Vice President               D.F. Dent

(h)  Golden Capital Management, LLC

     The following chart reflects the directors and officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name               Title                        Business Connection
     ------------------ ---------------------------- -------------------------
     Greg Golden        Principal, President & CEO   Golden Capital Management
     Jeff C. Moser      Principal, Managing Director Golden Capital Management
     Jonathan Cangalosi Managing Director            Golden Capital Management
     Lynette Alexander  Managing Director & CCO      Golden Capital Management
     Robi Elnekave      Managing Director            Golden Capital Management

(i)  H.M. Payson & Co.

     The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

     Name                 Title                        Business Connection
     -------------------- ---------------------------- -------------------
     John C. Downing      Managing Director, Treasurer  H.M. Payson & Co.
     Thomas M. Pierce     Managing Director             H.M. Payson & Co.
     Peter E. Robbins     Managing Director             H.M. Payson & Co.
     John H. Walker       Managing Director, President  H.M. Payson & Co.
     Teresa M. Esposito   Managing Director             H.M. Payson & Co.
     John C. Knox         Managing Director             H.M. Payson & Co.
     Harold J. Dixon      Managing Director             H.M. Payson & Co.
     Michael R. Currie    Managing Director             H.M. Payson & Co.
     William O. Hall, III Managing Director             H.M. Payson & Co.

(j)  King Investment Advisors, Inc.

     The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name              Title                  Business Connection
     ----------------- ---------------------- -----------------------------
     Roger E. King     Chairman and President King
     John R. Servis    Director               King
                       Owner, Commercial Real John R. Servis Properties
                       Estate                 602 Hallie, Houston, TX 77024
     Pat H. Swanson    Compliance Officer     King
     Jane D. Lightfoot Secretary/Treasurer    King

(k)  Mastrapasqua & Associates, Inc.

     The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                  Title                           Business Connection
     --------------------- ------------------------------- -------------------
     Frank Mastrapasqua    Chairman, CEO and Portfolio     Mastrapasqua
                           Manager
     Mauro M. Mastrapasqua First Vice President-E Commerce Mastrapasqua
                           and Strategy Associate
                           Portfolio Manager

(l)  Philadelphia International Advisors, LP

     The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


     Name                       Title                        Business Connection
     -------------------------- ---------------------------- ------------------------
     Andrew B. Williams, CFA    Chief Investment Officer and PIA
                                Lead Portfolio Manager
                                Treasurer                    Treasurer, Germantown
                                                             Friends' School
                                                             31 West Coulter Street
                                                             Philadelphia, PA 19144
     Robert C. Benthem de Grave Portfolio Manager            PIA
     Frederick B. Herman, III,  Portfolio Manager            PIA
     CFA
     Peter W. O'Hara, CFA       Portfolio Manager            PIA
     Christopher S. Delpi, CFA  Director of Research         PIA
     James S. Lobb              Managing Director of Sales & PIA
                                Service
                                Board Member                 Riddle Memorial Hospital
                                                             1068 West Baltimore Pike
                                                             Media, PA 19063
     Scott E. Decatur, PhD      Director of Quantitative     PIA
                                Research
     Thomas R. Angers, CFA      Research Analyst             PIA
     Wei Huang, PhD             Research Analyst             PIA
     Kent E. Weaver, Jr., CFA   Director of Client Service/  PIA
                                CCO


(m)  Polaris Capital Management, Inc.

     The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                        Business Connection
     ---------------------- ---------------------------- ------------------------------
     Bernard R. Horn, Jr.   President, Portfolio Manager Polaris
     Edward E. Wendell, Jr. Treasurer                    Polaris
                            President                    Boston Investor Services, Inc.

(n)  Shaker Investments, LLC

     The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                   Title                       Business Connection
     ---------------------- --------------------------- -------------------
     Edward Paul Hemmelgarn President, Chief Investment Shaker
                            Officer and Director

(o)  Spears, Grisanti & Brown, LLC

     The following chart reflects the directors and officers of Spears, Grisanti & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17th Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                    Title                  Business Connection
     ----------------------- ---------------------- ------------------------
     William G. Spears       Director and Principal Spears, Grisanti & Brown
     Vance C.Brown           Principal              Spears, Grisanti & Brown
     Christopher C. Grisanti Principal              Spears, Grisanti & Brown

(p)  Windowpane Advisors, LLC

     The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                    Title                Business Connection
     ------------------      ---------------      -------------------
     Michael Stolper         Managing Member      Windowpane
     Barbara Ann Malone      Managing Member      Windowpane

(q)  Hellman, Jordan Management Co., Inc.

     The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                  Title                 Business Connection
     --------------------- --------------------- -------------------
     Gerald R. Jordan, Jr. Chairman              Hellman
     Gerald Reid Jordan    President             Hellman
     Nicholas Gleysteen    Senior Vice President Hellman
     Susan G. Lynch        Vice President        Hellman
     Luke Murphy           Vice President        Hellman
     Ethan T. Brown        Vice President        Hellman

(r)  Insight Capital Research & Management, Inc.

     The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature. The address of Insight is 2121 N. California Blvd., Walnut Creek, California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name             Title                    Business Connection
     ---------------- ------------------------ -------------------
     James O. Collins Chief Executive Officer  Insight
     Lisa Miller      Executive Vice President Insight
     Charles Gehring  Vice President           Insight

(s)  Walter Scott & Partners Limited

     The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


     Name                     Title                          Business Connection
     ------------------------ ------------------------------ -------------------
     Walter G. Scott          Chairman                       Walter Scott
     John Clark               Director                       Walter Scott
     Marilyn R. Harrison      Director                       Walter Scott
     Kenneth J. Lyall         Director                       Walter Scott
     James D. Smith           Director                       Walter Scott
     Pamela J. Maxton         Director                       Walter Scott
     Alistair Lyon-Dean       Secretary and Chief Compliance Walter Scott
                              Officer
     Alan McFarlane           Managing Director              Walter Scott
     Sharon F. Bentley-Hamlyn Director                       Walter Scott
     Rodger H. Nisbet         Director                       Walter Scott


(t)  Absolute Investment Advisers, LLC

     The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 94 Station St., Suite 202, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                         Title        Business Connection
     ---------------------------- ------------ -------------------
     Anthony R. Bosch             Principal    Absolute
     Brian D. Hlidek              Principal    Absolute
     James P. Compson             Principal    Absolute
     Christian E. Aymond          Principal    Absolute
     Alexander H. Petro           Principal    Absolute
     Fort Hill Capital Management Direct Owner Absolute

(u)  Aronson+Johnson+Ortiz, LP

     The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                Title                       Business Connection
     ------------------- --------------------------- --------------------------
     Theodore R. Aronson Managing Principal; Limited Aronson;
                         Partner; Member of Aronson+ Member of
                         Johnson+ Ortiz, LLC         Aronson+Johnson+Ortiz, LLC
     Martha E. Ortiz     Principal; Limited Partner  Aronson
     Kevin M. Johnson    Principal; Limited Partner  Aronson
     Paul E. Dodge       Principal; Limited Partner  Aronson
     Stefani Cranston    Principal; Limited Partner  Aronson

     Gina Maria N. Moore        Principal; Limited Partner      Aronson
     Gregory J. Rogers          Principal; Limited Partner      Aronson
     Aronson+Johnson+Ortiz, LLC General Partner                 Aronson
     Joseph F. Dietrick         Chief Compliance Officer; Chief
                                Legal Officer                   Aronson
     Douglas D. Dixon           Principal; Limited Partner      Aronson
     Robert B. Wenzinger        Principal; Limited Partner      Aronson

(v)  Bernzott Capital Advisors

     The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                             Title                       Business Connection
     -------------------------------- --------------------------- -------------------
     Kevin Bernzott                   Chairman; CEO; Compliance   Bernzott
                                      Officer
     Peter F. Banks                   President; Chief Investment Bernzott
                                      Officer
     Dale A. Eucker                   Director                    Bernzott
     Randall A. Schouten              Director                    Bernzott
     Priscilla A. Olsen               Director                    Bernzott
     Peter D. Demartino               Director                    Bernzott
     Thomas A. Derse                  Chief Financial Officer     Bernzott
     Kathleen A. Loretto              Director                    Bernzott
     Bernzott Capital Advisors Profit Shareholder                 Bernzott
     Sharing Plan
     Margaret A. Schouten             Director                    Bernzott

(w)  Contravisory Research & Management Corp.

     The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                  Title          Business Connection
     --------------------- -------------- -------------------
     George E. Noonan, Jr. President      Contravisory
     William M. Noonan     Vice President Contravisory
     Philip A. Noonan      Vice President Contravisory

(x)  Grantham, Mayo, Van Otterloo & Co., LLC

     The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                    Title                       Business Connection
     ----------------------- --------------------------- -------------------
     Robert J. Grantham      Founding Member; GMO, LLC   GMO
                             Board Chairman
     Scott E. Eston          Member; Chief Financial     GMO
                             Officer
     Richard A. Mayo         Capital Member              GMO
     Eyk A.D.M. Van Otterloo Founding Member; GMO, LLC   GMO
                             Board Member
     John W. Rosenblum       Member; GMO, LLC Board      GMO
                             Member
     Christopher Darnell     Member; GMO, LLC Board      GMO
                             Member; Investment Director

     Jon L. Hagler          Member; GMO, LLC Board           GMO
                            Member
     Arjun Divecha          Member; GMO, LLC Board           GMO
                            Member; Executive Committee
     William Nemerever      Member; Investment Director      GMO
     Ann M. Spruill         Member; GMO, LLC Board           GMO
                            Member; Executive
                            Committee; Investment
                            Director
     Thomas F. Cooper       Member; Investment Director      GMO
     Anthony Ryan           Member; Executive Committee      GMO
     Benjamin Inker         Member; Executive                GMO
                            Committee; Investment
                            Director
     Julie L. Perniola      Compliance Officer               GMO
     Robert M. Soucy        Member; Investment Director      GMO
     Kirk Ott               Member; Investment Director      GMO
     Edmond G. Choi         Member; Investment Director      GMO

(y)  Horizon Asset Management, Inc.

     The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name              Title                           Business Connection
     ----------------- ------------------------------- -------------------
     Denise M. Kashey  Director                        Horizon
     Steven Bregman    Director; President             Horizon
     Peter Doyle       Director; Vice President;       Horizon
                       Secretary
     Thomas C. Ewing   Director                        Horizon
     Andrew M. Fishman Director of Compliance; General Horizon
                       Counsel
     John Meditz       Vice Chairman; Director         Horizon
     Murray Stahl      Chairman; Treasurer             Horizon

(aa) Kinetics Asset Management, Inc.

     The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                  Title                           Business Connection
     --------------------- ------------------------------- -------------------
     Bruce P. Abel         Director; Secretary             Kinetics
     Lawrence P. Doyle     Chairman                        Kinetics
     Peter Doyle           President; CEO; Director; Chief Kinetics
                           Investment Strategist
     Andrew M. Fishman     Director of Compliance          Kinetics
     Leonid Polyakov       Director; CFO                   Kinetics
     James G. Doyle        Director; Chief Counsel         Kinetics
     Frank Costa           Shareholder                     Kinetics
     Kinetics Voting Trust Trust is Shareholder            Kinetics
     Susan C. Conway       Shareholder                     Kinetics
     Karen & Larry Doyle   Shareholder                     Kinetics
     Irrevocable Trust
     Karen Doyle Trust     Shareholder                     Kinetics
     Lawrence Doyle Trust  Shareholder                     Kinetics

(bb) Loomis, Sayles & Company, L.P.

     The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston, Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                         Title                           Business Connection
     ---------------------------- ------------------------------- ---------------------------
     Loomis, Sayles & Company,    General Partner of Registrant   Loomis
     Inc. ("LSCI")
     IXIS Asset Management North  Limited Partner of Registrant;  Loomis; Shareholder of IXIS
     America, L.P. ("IXIS AM NA") Shareholder (IXIS AM            AM Holdings
                                  Holdings)
     Robert J. Blanding           Chief Executive Officer of      Loomis
                                  Registrant; Director of General
                                  Partner
     Kevin P. Charleston          Chief Financial Officer of      Loomis
                                  Registrant; Director of General
                                  Partner
     Daniel J. Fuss               Director of General Partner     Loomis
     John F. Gallagher            Director of General Partner     Loomis
     Lauriann C. Kloppenburg      Director of General Partner     Loomis
     Peter S. Voss                Director of General Partner     Loomis
     John R. Gidman               Director of General Partner     Loomis
     Donald P. Ryan               Chief Compliance Officer of     Loomis
                                  Registrant
     Jaehoon Park                 Director of General Partner     Loomis
     Jean S. Loewenberg           Chief Legal Officer of          Loomis
                                  Registrant; Director of General
                                  Partner
     Mark E. Smith                Director of General Partner     Loomis
     IXIS Asset Management        Shareholder                     LSCI
     Holdings, LLC ("IXIS AM
     Holdings")
     IXIS Asset Management US,    General Partner                 IXIS AM NA
     LLC ("IXIS AM US LLC")
     IXIS Asset Management US     Limited Partner; Member         IXIS AM NA; IXIS AM US
     Corporation ("IXIS AM US")                                   LLC
     IXIS Asset Management ("IXIS Shareholder of Common Stock     IXIS AM US
     AM")
     Caisse Nationale Des Caisses Shareholder                     IXIS AM GROUP; IXIS AM
     D'Epargne ("CNCE")                                           US
     Caisse Des Depots ET         Shareholder                     CNCE
     Consignations ("CDC")
     IXIS Asset Management Group  Shareholder                     IXIS AM
     ("IXIS AM GROUP")

(cc) Metropolitan West Asset Management, LLC

     The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature. The address of Metropolitan is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                         Title                   Business Connection
     ---------------------------- ----------------------- --------------------------
     Metropolitan West Financial, Member                  Metropolitan
     LLC
     Tad Rivelle                  Member                  Metropolitan
     Laird R. Landmann            Member                  Metropolitan
     Scott B. Dubchansky          Member                  Metropolitan
     Richard S. Hollander         Director; Member of MW  Metropolitan; Member of MW
                                  Holdings, LLC           Holdings, LLC
     Lara E. Mulpagano            Chief Operating Officer Metropolitan

     Stephen M. Kane     Member                   Metropolitan
     Joseph D. Hattesohl Chief Financial Officer  Metropolitan
     David B. Lippman    Member                   Metropolitan
     Anthony C. Scibelli Member                   Metropolitan
     Patrick A. Moore    Member                   Metropolitan
     Keith T. Kirk       Chief Compliance Officer Metropolitan
     MW Holdings, LLC    Interest Owner           Metropolitan West Financial,
                                                  LLC

(dd) Moody Aldrich Partners, LLC

     The following chart reflects the directors and officers of Moody, including their business connections, which are of a substantial nature. The address of Moody is 18 Sewall Street, Marblehead, Massachusetts 01945 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                           Title       Business Connection
     -------------------------      ------      -------------------
     Amory A. Aldrich, Jr.          Member      Moody
     William B. Moody               Member      Moody
     Robert J. Grantham             Member      Moody
     Eyk H.A.D.M. Van Otterloo      Member      Moody
     Scott M. Spangler              Member      Moody
     Michael C. Pierre              Member      Moody
     Timothy J. Ehrman              Member      Moody

(ee) Scout Investment Advisors, Inc.

     The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri 64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                      Title                      Business Connection
     ------------------------- -------------------------- -------------------
     James L. Moffett          Chairman; Director         Scout
     John C. Pauls             Secretary                  Scout
     Manuel A. Andrade         Director                   Scout
     UMB Bank, N.A.            Shareholder                Scout
     James A. Reed             Director; Vice President   Scout
     Edward J. McShane         Director                   Scout
     Gary W. Dicenzo           Senior Vice President      Scout
     Bradley S. Kastler        Chief Compliance Officer   Scout
     William B. Greiner        President; Chief Executive Scout
                               Officer; Chief Investment
                               Officer
     Joseph J. Gazzoli         Director                   Scout
     UMB Financial Corporation Shareholder                UMB Bank, N.A.

(ff) SSI Investment Management, Inc.

     The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name               Title                    Business Connection
     ------------------ ------------------------ -------------------
     John D. Gottfurcht President                SSI
     Amy J. Gottfurcht  Chairman; CEO; Secretary SSI

       George M. Douglas    Vice President; Chief Investment Officer SSI
       Syed F. Mehdi        CCO; Vice President Human Resources      SSI
       David W. Rosenfelder Vice President; Senior Portfolio Analyst SSI

(gg) TT International Investment Management

     The following chart reflects the directors and officers of TT International, including their business connections, which are of a substantial nature. The address of TT International is Martin House, 5 Martin Lane, London, United Kingdom EC4R 0DP and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                    Title                            Business Connection
     ----------------------- -------------------------------- -------------------
     Timothy A. Tacchi       Senior General Partner           TT International
     Alexander S.M. Carswell General Partner; Finance &       TT International
                             Admin
     Mark S. Williams        General Partner; Marketing &     TT International
                             Client Servicing
     David J.S. Burnett      Managing Partner (General)       TT International
     John D. Hobson          General Partner                  TT International
     Dean L. Smith           General Partner                  TT International
     Martin A.F. Shenfield   General Partner                  TT International
     Samuel A. Allison       General Partner; Chief           TT International
                             Compliance Officer
     Richard W. Simpson      General Partner; Head of IT      TT International
     Pauline S. Pong         General Partner                  TT International
     Douglas E. Sankey       General Partner                  TT International
     Margaret A. Leach       General Partner; Chief Financial TT International
                             Officer
     Martin A. Pluck         General Partner                  TT International
     Patrick E. Deane        General Partner                  TT International
     Mark H. Eady            General Partner                  TT International
     Nicholas B. Bluffield   General Partner; Macro Trading   TT International
     Anthony J. Moorhouse    General Partner; Head of         TT International
                             Trading
     Roger S. Bernheim       General Partner                  TT International
     Lars J. Nielsen         General Partner                  TT International
     Helen B. Marsden        General Partner                  TT International
     Andrew D. Raikes        General Partner                  TT International
     Gawain M. Barnard       General Partner                  TT International
     Jonathan P. Bolton      General Partner                  TT International
     Peter N. Robson         General Partner                  TT International

(hh) TWIN Capital Management, Inc.

     The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name            Title                                Business Connection
    --------------- ------------------------------------ -------------------
    Geoffrey Gerber President; CIO                       TWIN
    James D. Drake  Controller; Chief Compliance Officer TWIN

(ii) Yacktman Asset Management Co.

     The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                Title                            Business Connection
     ------------------- -------------------------------- -------------------
     Donald A. Yacktman  President; Secretary; Treasurer; Yacktman
                         Chief Compliance Officer
     Ronald W. Ball      Senior Vice President            Yacktman
     Stephen A. Yacktman Vice President                   Yacktman

(jj) Merk Investments, LLC

     The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name              Title                    Business Connection
     ----------------- ------------------------ -------------------
     Axel Merk         President                Merk
     Kimberly Schuster Chief Compliance Officer Merk

(kk) Dover Corporate Responsibility Management LLC

     The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                 Title                Business Connection
     -------------------- -------------------- -------------------
     Richard M. Fuscone   Chairman             Dover
     Michael P. Castine   President            Dover
     Christopher J. Wolfe Director of Research Dover

(jj) Alex. Brown Investment Management

     The following chart reflects the directors and officers of Alex. Brown, including their business connections, which are of a substantial nature. The address of Alex. Brown is 1 South Street, Baltimore, MD 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name              Title                       Business Connection
     ----------------- --------------------------- -------------------
     Lee S. Owen       Co-President                Alex. Brown
     Bruce E. Behrens  Co-President                Alex. Brown
     James D. Brown    Director                    Alex. Brown
     Robert H. Vernon  Director                    Alex. Brown
     Hobart C. Buppert Director, Portfolio Manager Alex. Brown
     Nancy I. Denney   Chief Compliance Officer    Alex. Brown

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

     American Beacon Funds            Wintergreen Fund. Inc.
     American Beacon Mileage Funds    Henderson Global Funds
     American Beacon Select Funds     Ironwood Series Trust
     Bridgeway Funds, Inc.            Monarch Funds
     Century Capital Management Trust Sound Shore Fund, Inc.
     Forum Funds

(b) The following are officers of Foreside Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, First Floor, Portland, Maine 04101.

     NAME              POSITION WITH UNDERWRITER             POSITION WITH REGISTRANT
     ----------------- ------------------------------------- ---------------------------------------
     Simon D. Collier  Principal Executive Officer           President (Principal Executive Officer)
     Carl A. Bright    President & Treasurer                 None
     Nanette K. Chern  Vice President, Secretary & Chief     Anti-Money Laundering Officer
                       Compliance Officer
     Richard J. Berthy Vice President & Assistant Treasurer  None
     Mark A. Fairbanks Vice President, Assistant Secretary & None
                       Deputy Chief Compliance Officer

(c)  Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29. MANAGEMENT SERVICES

     Not Applicable.

ITEM 30. UNDERTAKINGS

     None.

                                  SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on September 29, 2006.



                                              FORUM FUNDS

                                              By: /s/ Simon D. Collier
                                                  -----------------------------
                                                  Simon D. Collier, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 29, 2006.


(a) Principal Executive Officer

    /s/ Simon D. Collier
    ---------------------------
    Simon D. Collier
    President

(b) Principal Financial Officer

    /s/ Trudance L. Bakke
    ---------------------------
    Trudance L. Bakke
    Principal Financial Officer and Treasurer

(c) A majority of the Trustees

    John Y. Keffer, Trustee
    James C. Cheng, Trustee
    J. Michael Parish, Trustee
    Costas Azariadis, Trustee


     By: /s/ David M. Whitaker
         -------------------------
     David M. Whitaker
     Attorney in fact*

     *Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                 EXHIBIT LIST

EXHIBITS


(i) Consent of Counsel

(j) Consent of Independent Auditors